    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 18, 2001

                                                                File No. 33-2610

                                                               File No. 811-4550



  ============================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                         PRE-EFFECTIVE AMENDMENT NO. [ ]
                       POST-EFFECTIVE AMENDMENT NO. 57 [X]

                                       AND

                          REGISTRATION STATEMENT UNDER
                     THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              AMENDMENT NO. 59 [X]

                               THE MAINSTAY FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                   51 MADISON AVENUE, NEW YORK, NEW YORK 10010
                     (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER: (212) 576-7000

        Copy To:
        Paul Schott Stevens, Esq.        Robert A. Anselmi, Esq.
        Dechert                          The Mainstay Funds
        1775 Eye Street, N.W.            51 Madison Avenue
        Washington, DC 20006             New York, New York 10010


                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

it is proposed that this filing will become effective:

                 [ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485
                 [ ]     On May 1, 2000, pursuant to paragraph (b)(1)(v) of Rule 485
                 [ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485
                 [ ]     on [DATE], pursuant to paragraph (a)(1) of Rule 485
                 [X]     75 days after filing pursuant to paragraph (a)(2) of Rule 485
                 [ ]     on [DATE], pursuant to paragraph (a)(2) of Rule 485

                              THE MAINSTAY(R) FUNDS

PROSPECTUS

                               JANUARY ____, 2001

EQUITY FUNDS

MainStay Core Equity Fund


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

[New York Life/MainStay Logo]

WHAT'S INSIDE?


                        4       Investment Objectives, Principal Investment Strategies and
                                Principal Risks:
                                An Overview

                        6       Core Equity Fund

                        9       Other Investment Strategies and Risks

                       10       Shareholder Guide

                       22       Know With Whom You're Investing

                      [This page intentionally left blank]

INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL
RISKS:
AN OVERVIEW


This Prospectus discusses the Core Equity Fund (the "Fund"). The Fund offered by this Prospectus is part of The MainStay Funds, a series mutual fund with 24 different funds (the "MainStay Funds"). The 23 funds not discussed in this Prospectus are offered by a separate prospectus, which is available to you upon request. The Fund is managed by New York Life Investment Management LLC ("NYLIM") and has a Subadvisor that is responsible for the day-to-day portfolio management of the Fund. Under normal market conditions, the Fund invests primarily in equity securities. In times of unusual or adverse conditions the Fund may invest for temporary or defensive purposes outside the scope of its principal investment focus.

EQUITY SECURITIES

Equity securities are issued to investors by corporations to raise capital. Investors buy equity securities to seek to make money through dividend payments and/or selling them for more than they paid. When you buy equity securities of a corporation you become a part owner of the issuing corporation. Equity securities may be bought on stock exchanges, such as the New York Stock Exchange or the American Stock Exchange, or in the over-the-counter market. There are many different types of equity securities, including:

- common and preferred stocks,

- convertible securities, and

- American Depositary Receipts.

The risks involved with investing in common stocks and other equity securities include:

- Changing economic conditions: Common stocks may fluctuate as a result of general economic conditions, including changes in interest rates.

- Industry and company conditions: Certain industries may come in and out of favor with investors. In addition, changing technology and competition may make common stocks volatile.

- Security selection: The manager may not be able to consistently select the equity securities that appreciate in value, or to anticipate changes which can adversely affect the value of the Fund's holdings. Investments in smaller companies may be more volatile than investments in larger companies.

NOT INSURED--YOU COULD LOSE MONEY

- Before considering an investment in the Fund, you should understand that you could lose money.

- An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

NAV WILL FLUCTUATE

The value of Fund shares, also known as the net asset value ("NAV"), fluctuates based on the value of the Fund's holdings. Investment in common stocks and other equity securities is particularly subject to the risks of changing economic, stock market, industry and company conditions, currency exchange rates and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings. Other factors that can affect debt security values and share prices are changes in the average maturity of the Fund's investments and how the market views the creditworthiness of an issuer, as well as the risks described above for equity securities.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the investment objectives, policies, strategies, risks, performance and expenses of the Fund. Please review it carefully.

MAINSTAY CORE
EQUITY FUND

The Core Equity Fund's investment objective is to realize above average total return consistent with reasonable risk.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks.

The Fund generally will be as fully invested as possible, but always at least 65% of its assets are invested, in equity securities of companies with the following attributes:

-        ability to pay above-average dividends,
-        sustained earnings and growth potential,
-        strong management and balance sheet, and
-        market undervaluation in light of expected future earnings.

The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed income assets including:

-       U.S. government securities,
- money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances, and
-       repurchase agreements.


INVESTMENT PROCESS

The Fund's Subadvisor, McMorgan & Company LLC, selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the Subadvisor uses a "bottom up" approach for selecting equity securities. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics.


PRINCIPAL RISKS

Investment in common stocks and other equity securities is particularly subject to the risk of changing economic, stock market, industry and company conditions and the risks inherent in management's ability to anticipate such changes that can adversely affect the value of the Fund's holdings.

The Fund currently expects to have weightings similar to that of the S&P 500 Index (but will not necessarily be invested in the same securities that are in the Index). At the present time, the technology sector represents approximately 30% of the S&P 500 Index and the same proportion of the net investments of the Fund. Technology stock prices tend to be more volatile than those in other sectors which may increase the volatility of the Fund's share price. There is also the risk that fixed income securities will fluctuate depending upon various factors, including interest rates, issuer credit-worthiness, market conditions and maturities.


PAST PERFORMANCE

Since the Fund commenced operations on January __, 2002, there are no performance figures reflecting the Fund's performance.


FEES AND EXPENSES OF THE FUND

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES
                        (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                                                 CLASS A  CLASS B   CLASS C
                        Maximum Sales Charge (Load) Imposed on Purchases
                        (as a percentage of offering price)                        5.50%    None     None

                        Maximum Deferred Sales Charge (Load)
                        (as a percentage of redemption proceeds)(1)                None     5.00%    1.00%

                        Exchange Fee                                                  *        *        *

                        Maximum Account Fee                                          **       **       **

                        ANNUAL FUND OPERATING EXPENSES
                        (expenses that are deducted from Fund assets)

                        Management Fee(2)                                            __%     ___%     ___%

                        Distribution and/or Service (12b-1) Fees(3)                 ___%     ___%     ___%

                        Other Expenses(4)                                           ___%     ___%     ___%

                        Total Annual Fund Operating Expenses(2)(4)                  ___%     ___%     ___%


 EXAMPLE

    The "Example" is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you redeemed all your shares or if you hold them. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Your actual costs may be higher or lower than those shown below. There is no sales charge (load) on reinvested dividends.

                                   CLASS A            CLASS B                                CLASS C
                                              ASSUMING NO     ASSUMING REDEMPTION    ASSUMING NO    ASSUMING REDEMPTION
            EXPENSES AFTER                    REDEMPTION   AT THE END OF EACH PERIOD REDEMPTION  AT THE END OF EACH PERIOD
           1 Year                $ ______      $ ______           $ ______           $ ______           $ ______

           3 Years               $ ______      $ ______           $ ______           $ ______           $ ______

* Except for systematic exchanges, exchanges processed via MainStay's automated system, and as to certain accounts for which tracking data is not available, a $10 fee may be imposed per exchange after five exchanges per calendar year.

** An annual account fee of $12 (subject to a maximum of $36 per social security/tax I.D. number) may be charged on accounts with balances below $500. This fee will not be charged on accounts with balances below $500 due to adverse market conditions. There are exceptions. See the Shareholder Guide.

(1) Generally, Class A shares of the Fund are not subject to a contingent deferred sales charge upon redemption. A contingent deferred sales charge of 1.00% may be imposed on certain redemptions effected within one year of the date of purchase of Class A shares that were purchased at net asset value. The amount of the contingent deferred sales charge which may be applicable to Class B shares will depend on the number of years since you purchased the shares being redeemed. A contingent deferred sales charge of 1.00% may be imposed on redemptions of Class C shares within one year of the date of purchase.

(2) NYLIM has voluntarily agreed to reimburse the Fund's expenses to the extent that annual operating expenses exceed ___% of average daily net assets for Class A shares and ____% of average daily net assets for Class B and C shares. This reimbursement may be discontinued at any time without notice.

(3) Because the 12b-1 fee is an ongoing fee charged against the assets of the Fund, long-term shareholders may indirectly pay an amount that is more than the economic equivalent of paying other types of sales charges.

(4) The Fund's Operating Expenses are based upon estimates of the expenses that will be incurred for the current fiscal year.

OTHER INVESTMENT STRATEGIES AND RISKS

Information about the Fund's principal investments, investment practices and principal risks appears at the beginning of this prospectus. The information below describes other investment strategies and risks of the Fund.


RISK MANAGEMENT TECHNIQUES

Various techniques can be used to increase or decrease the Fund's exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling futures contracts and options on futures contracts, entering into foreign currency transactions (such as foreign currency forward contracts and options on foreign currencies) and purchasing put or call options on securities and securities indexes.

These practices can be used in an attempt to adjust the risk and return characteristics of the Fund's portfolio of investments. For example, to gain exposure to a particular market, the Fund may be able to purchase a futures contract with respect to that market. When the Fund uses such techniques in an attempt to reduce risk it is known as "hedging". If the Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

LENDING OF PORTFOLIO SECURITIES

Portfolio securities may be lent to brokers, dealers and financial institutions to realize additional income under guidelines adopted by the Board of Trustees. The risks in lending portfolio securities, as with other extensions of credit, consist of possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities, the Fund's Subadvisor will consider all relevant facts and circumstances, including the creditworthiness of the borrower.

DERIVATIVES

The Fund may at times invest a small portion of its assets in derivative securities, such as futures contracts and options. Derivatives can be illiquid, and a small investment in a derivative could have a potentially large impact on the Fund's performance. The Fund currently does not intend to invest in futures contracts or options.

TEMPORARY DEFENSIVE INVESTMENTS

In times of unusual or adverse conditions, for temporary defensive purposes, the Fund may invest outside the scope of its principal investment focus. Under such conditions, the Fund may invest without limit in money market and other investments. During such times, the Fund may not invest in accordance with its investment objective or investment strategies and, as a result, may not achieve its investment objective.

SHAREHOLDER
GUIDE


The following pages are intended to help you understand the costs associated with buying, holding and selling your MainStay investments.

BEFORE YOU INVEST:
DECIDING WHICH MAINSTAY CLASS OF SHARES TO BUY

The Fund offered in this Prospectus is offered in three share classes: A, B and
C. These classes differ only in their sales, service and/or distribution expenses and any other specific expenses the Board of Trustees may approve. When you invest in Class A shares you generally pay an initial sales charge, but Class A shares have lower ongoing service and/or distribution expenses than either Class B or Class C shares. (These service and/or distribution expenses are also known as Rule 12b-1 fees.) A more complete description of each class follows. You may want to review these arrangements with your investment professional before selecting which class to invest in.

                                                  CLASS A SHARES  CLASS B SHARES      CLASS C SHARES
                            Initial sales charge  Yes            No               No

                            Ongoing service       0.25%          0.75%            0.75% distribution
                            and/or distribution                  distribution     0.25% service
                            fee                                  0.25% service    1.00% total
                                                                 1.00% total

                            Contingent deferred   None in        Sliding scale    1% on sale of shares
                            sales charge          most cases     over six         held for one year or
                                                                 years            less

                            Redemption Fee        No             No               No

                            Conversion feature    No             Yes              No



CLASS A SHARE CONSIDERATIONS

- When you invest in Class A shares, you pay the public offering price, which is the share price, or net asset value ("NAV"), plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment, as the tables below show. We also describe below how you may reduce or eliminate the initial sales charge. (See "Reducing the Initial Sales Charge.")

- Since some of your investment goes to pay an up-front sales charge when you purchase Class A shares, you purchase fewer shares than you would with the same investment in Class B or Class C shares. Nevertheless, you're usually better off purchasing Class A shares and paying an up-front sales charge if you:

   -- plan to own the shares for an extended period of time, since the higher ongoing service and/or distribution (12b-1) fees on Class B and Class C shares may eventually exceed the cost of the up-front sales charge, or

   -- qualify for a reduced or eliminated sales charge.

As compared to Class B and Class C shares, with A shares:

- your per share dividends, if any, will be higher;

- your NAV per share will generally be higher; and

- total performance per share will be higher.

CLASS A SHARES SALES CHARGE TABLE

Core Equity Fund

                                           PURCHASE          SALES CHARGE AS A  SALES CHARGE AS
                                            AMOUNT          % OF OFFERING PRICE   A % OF NAV
                                       [Less than $50,000]       [5.50%]           [5.82%]
                                      [$50,000 to $99,999]       [4.50%]           [4.71%]
                                    [$100,000 to $249,999]       [3.50%]           [3.63%]
                                    [$250,000 to $499,999]       [2.50%]           [2.56%]
                                    [$500,000 to $999,999]       [2.00%]           [2.04%]
                                     [$1,000,000 or more*]        [None]            [None]


* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase.

REDUCING THE INITIAL SALES CHARGE

As the Sales Charge Tables show, the larger your investment, the lower your initial sales charge, and there is no initial sales charge for investments of $1 million or more. You can increase the amount of your investment to reduce your initial sales charge, in the following ways:

RIGHTS OF ACCUMULATION

You can count towards the amount of your investment your total account value in all share classes of The MainStay Funds (except shares in the MainStay Money Market Fund that were not previously in another Fund). (We may terminate or change this privilege at any time on written notice.) For example, if you have $1 million invested in Class B shares, you can invest in Class A shares of any MainStay Fund without an initial sales charge.


LETTER OF INTENT

You can sign a Letter of Intent, in which you agree to invest a certain amount (your goal) in any of the MainStay Funds over a 24-month period, and your initial sales charge will be based on your goal. A 90-day back-dated period can also be used to count previous purchases toward your goal. Your goal must be at least $100,000, and the sales charge will be adjusted if you do not meet your goal.

COMBINE WITH FAMILY MEMBERS

You can also count towards the amount of your investment all investments in any of The MainStay Funds, in any class of shares, by your spouse and your children under age 21 ("Family Members"), including their Rights of Accumulation and goals under a Letter of Intent. Certain other groups may also be permitted to combine purchases for purposes of reducing or eliminating sales charges. See "Purchase, Redemption, Exchanges and Repurchase -- Reduced Sales Charges" in the SAI.

TELL US YOUR INVESTMENT AMOUNT

To receive the reduced sales charge, you must tell us about any eligible amounts under Rights of Accumulation or a Letter of Intent that you and your Family Members have at the time of your initial or subsequent purchase. For example, if an initial investment that was less than $1 million grows to over $1 million, you must tell us that you qualify to purchase Class A shares without an initial sales charge when you make a subsequent investment.

- GROUP RETIREMENT PLAN PURCHASES

You will not pay an initial sales charge if you purchase shares through a group retirement plan (other than non-ERISA 403(b) plans and IRA plans) that reaches either:

-- 50 or more participants; or

-- an aggregate investment in shares of any class of the Fund of $1,000,000 or more.

Rights of Accumulation and goals under a Letter of Intent will count towards the investment amount for purposes of eliminating or reducing the sales charge.

You must tell us about any initial or subsequent purchases that qualify for a reduced or eliminated sales charge. For example, if the number of participants in your plan increases to 50 or more subsequent to your initial investment, you must tell us in order to purchase Class A shares without an initial sales charge.

If your plan currently holds Class B shares, please consult your recordkeeper or other plan administrative service providers concerning their ability to maintain shares in two different classes. Class B and Class C shares may not be available to new retirement plan accounts, which would be directed to invest in Class A shares.

- PURCHASES THROUGH FINANCIAL SERVICES FIRMS

You may be eligible for elimination of the initial sales charge if you purchase shares through a financial services firm (such as a broker-dealer, investment advisor or financial institution) that has a special arrangement with us. The Fund has authorized these firms (and other intermediaries that the firms may designate) to accept orders. When an authorized firm or its designee has received your order, it is considered received by the Fund and will be priced at the next computed NAV. Financial services firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts and exchange privileges. Please read their program materials for any special provisions or additional service features that may apply to investing in the Fund through these firms.

- CONTINGENT DEFERRED SALES CHARGE

If you receive a reduced initial sales charge or your initial sales charge is eliminated, we may impose a contingent deferred sales charge of 1% if you redeem or exchange your shares within one year. The Fund's Distributor may pay a commission to dealers on these purchases from its own resources.

There are other categories of purchasers who do not pay initial sales charges on Class A shares, such as personnel of the Fund and of New York Life and its affiliates. These categories are described in the SAI.

For more information about these considerations, call your investment professional or MainStay Shareholder Services ("MSS"), a division of NYLIM Service Company LLC, the Fund's Transfer Agent and an affiliate of New York Life Investment Management LLC, at 1-800 MAINSTAY (1-800-624-6782), and read the information under "Purchase, Redemption, Exchanges and Repurchase -- Contingent Deferred Sales Charge, Class A" in the SAI.

CLASS B SHARE CONSIDERATIONS

- Since you pay no initial sales charge, an investment of less than $1 million in Class B shares buys more shares than the same investment would in Class A shares. But you pay higher ongoing service and/or distribution fees. Compared to Class A shares:

   -- your per share dividends, if any, will be lower,

   -- your NAV will generally be lower, and

   -- total performance per share will be lower.

- In most circumstances, you may pay a contingent deferred sales charge if you sell Class B shares within six years of buying them, as shown in the following table:

                          FOR SHARES        CONTINGENT DEFERRED SALES CHARGE AS A
                         SOLD IN THE:    % OF AMOUNT REDEEMED SUBJECT TO THE CHARGE

                         First year                          5.0%
                         Second year                         4.0%
                         Third year                          3.0%
                         Fourth year                         2.0%
                         Fifth year                          2.0%
                         Sixth year                          1.0%
                         Thereafter                          None



There are exceptions. See the SAI.

- When you sell Class B shares, the Fund first redeems the shares you've received through reinvestment of dividends and capital gains and then shares you've held longest to minimize your sales charges.

- Class B shares convert to Class A shares at the end of the calendar quarter eight years after the date they were purchased. This reduces service and/or distribution fees.

- If you owned your Class B shares of any MainStay Fund on October 24, 1997, when the conversion feature was implemented, they will be converted on or about December 31, 2005.

- The Fund expects all share conversions to be made on a tax-free basis. If this cannot be reasonably assured, the Trustees reserve the right to modify or eliminate this share class conversion feature.

CLASS C SHARE CONSIDERATIONS

- Since you pay no initial sales charge, an investment of less than $1 million in Class C shares buys more shares than the same investment would in Class A shares. But you pay higher ongoing service and/or distribution fees.

-  Compared to Class A shares:

   -- your per share dividends, if any, will be lower,

   -- your NAV will generally be lower, and

   -- total performance per share will be lower.

- You may pay a 1% contingent deferred sales charge only if you redeem shares held for one year or less.

- As is the case with Class B shares, the Fund first redeems the shares you've received through reinvestment of dividends and capital gains and then shares you have held longest to minimize your sales charges.

The Fund's Distributor, NYLIFE Distributors Inc., or its affiliates, at their expense, also may from time to time provide additional promotional incentives and/or compensation, including commission payments for sales of Class B shares, to dealers who sell Fund shares or provide services to shareholders.

INFORMATION ON FEES AND SALES CHARGES

Rule 12b-1 Plans

The Fund offered in this Prospectus has adopted a distribution plan under Rule 12b-1 of the Investment Company Act of 1940 for each class of shares. Rule 12b-1 service and/or distribution fees are paid to the Distributor. The Class A Rule 12b-1 fee may be paid for distribution or service activities. The Class B and Class C Rule 12b-1 distribution fees are paid for distribution activities. The Class B and Class C Rule 12b-1 service fees are paid to the Distributor for providing shareholders with personal services and maintaining shareholder accounts. Because Rule 12b-1 fees are ongoing, over time they will increase the cost of an investment in the Fund and may cost more than other types of sales charges.

Contingent Deferred Sales Charge, Class B and Class C

A contingent deferred sales charge may be imposed on redemptions of Class B and Class C shares of the Fund, at the rates described above, at the time of any redemption by a shareholder that reduces the current value of the shareholder's Class B or Class C account in the Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years or Class C shares in the Fund for the preceding year.


However, no such charge will be imposed to the extent that the net asset value of the Class B or Class C shares redeemed does not exceed:

- the current aggregate net asset value of Class B or Class C shares of the Fund purchased more than six years prior to the redemption for Class B shares or more than one year prior to the redemption for Class C shares, plus

- the current aggregate net asset value of Class B or Class C shares of the Fund purchased through reinvestment of dividends or distributions, plus

- increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years for Class B shares or one year for Class C shares.

The contingent deferred sales charge will be paid to and retained by the Distributor. For information about waivers, see the SAI.

----------
Unlike Class B shares, Class C shares will never convert to Class A shares. As a result, long-term Class C shareholders pay higher ongoing Rule 12b-1 fees for the life of their investment.

----------
"Good order" means all the necessary information, signatures and documentation have been received.

----------
The minimum initial investment amount is waived for purchases by the Trustees and New York Life and its subsidiaries and their employees, officers, directors or agents.

BUYING AND SELLING MAINSTAY SHARES

HOW TO OPEN YOUR MAINSTAY ACCOUNT

Return your completed MainStay application with a check for the amount of your investment to your investment professional. If your initial investment is at least $5,000, have your investment professional place your order by phone. If you place your order by phone, MSS must receive your completed application and check in good order within three business days.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account.

You buy shares at net asset value (plus, for Class A shares, any applicable sales charge). NAV is generally calculated as of the close of regular trading on the New York Stock Exchange (usually 4 pm Eastern time) every day the Exchange is open. When you buy shares, you must pay the NAV next calculated after MSS receives your order in good order.

INVESTMENT MINIMUMS FOR THE FUND

[- $500 for the Core Equity Fund,]

[- $50 for each subsequent investment, or]

[- $100 for initial and $50 for subsequent purchases through a monthly systematic investment plan.]

BUYING AND SELLING MAINSTAY SHARES



OPENING YOUR ACCOUNT

                                     HOW                             DETAILS
                    BY PHONE:        Through your investment         -  MSS must receive your
                                     professional: Between              application and check,
                                     8 am and 6 pm Eastern              payable to The MainStay
                                     time any day the New York          Funds, in good order
                                     Stock Exchange is                  within three business
                                     open; call before 4 pm             days. If not, MSS can
                                     to buy shares at the               cancel your order and
                                     current day's price.               hold you liable for costs
                                                                        incurred in placing it.

                                                                     -  $5,000 minimum.


                    BY MAIL:         Address your order to:          -  MSS must receive
                                     The MainStay Funds                 your application and
                                     P.O. Box 8401                      check, payable to
                                     Boston, MA 02266-8401              The MainStay Funds,
                                                                        in good order within
                                                                        three business days.
                                                                        If not, MSS can
                                                                        cancel your order
                                                                        and hold you liable
                                                                        for costs incurred in
                                                                        placing it.

                                                                     -  $500 minimum.

BUYING ADDITIONAL SHARES OF THE FUND

                                     HOW                             DETAILS
                    BY WIRE:         To buy shares the same          Have your investment
                                     day, MSS must receive           professional phone in
                                     your wired money by 4 pm.       your order and wire the
                                                                     purchase amount to:
                                                                     State Street Bank and
                                                                     Trust Company.
                                                                     - ABA #011 0000 28
                                                                     - The MainStay Funds
                                                                       (DDA #99029415)
                                                                     - Attn: Custody and Shareholder
                                                                       Services
                                                                     - Fund name and class
                                                                     - your account number
                                                                     - name(s) of investor(s)

                    ELECTRONICALLY:  ACH                             - CALL 1-800-MainStay
                                                                       (1-800-624-6782)
                                     Eligible investors can          - or visit us at www.mainstayfunds.com
                                     purchase shares by using
                                     electronic debits from a
                                     designated bank account.

                    BY MAIL:         Address your order to:          Make your check payable to
                                     The MainStay Funds              The MainStay Funds. Be sure
                                     P.O. Box 8401                   to write on your check the
                                     Boston, MA 02266-8401           Fund name, account number
                                                                     and class of shares.

                                                                     - $50 minimum

                                     Send overnight orders to:
                                     The MainStay Funds
                                     c/o Boston Financial
                                     Data Services
                                     66 Brooks Drive
                                     Braintree, MA 02184

SELLING SHARES

                                    HOW                              DETAILS
                      BY PHONE:     TO RECEIVE PROCEEDS BY           -  The maximum order MSS
                                    CHECK:                              can process is $100,000.
                                    Through your investment             MSS will only send
                                    professional, or call               checks to the account's
                                                                        owner at the owner's
                                                                        address of record and
                                                                        will not send checks to
                                                                        addresses on record for
                                                                        30 days or less.

                                    1-800-MAINSTAY
                                    (1-800-624-6782) between 8
                                    am and 6 pm Eastern time any
                                    day the New York Stock
                                    Exchange is open; call
                                    before 4 pm to sell shares
                                    at the current day's prices
                                    (NAV).

                                    TO RECEIVE PROCEEDS BY           -  MSS must have your bank
                                    WIRE:                               account information on
                                                                        file.
                                    Call 1-800-MAINSTAY              -  Generally, after receiving
                                    (1-800-624-6782).                   your sell order by phone,
                                    Eligible investors may              MSS will send the proceeds
                                    sell shares and have                by bank wire to your
                                    proceeds electronically             designated bank account the
                                    credited to a designated            next business day, although
                                    bank account. You can               it may take up to seven days
                                    have redemption proceeds            to do so. Your bank may
                                    wired any day banks and             charge you a fee to receive
                                    the New York Stock                  the wire transfer.
                                    Exchange are open.

                                    TO RECEIVE PROCEEDS              -  MSS charges an $11 fee per
                                    ELECTRONICALLY BY ACH:              transaction.
                                                                     -  MSS must have your bank account
                                                                        information on file.
                                                                     -  Proceeds will take 2-3 days
                                                                        to reach your account.
                                                                     -  No fee.

                      By mail:      Address your order to:           Write a letter of instruction that includes:
                                    The MainStay Funds               -  your name(s) and signature(s),
                                    P.O. Box 8401                    -  your account number,
                                    Boston, MA 02266-8401            -  Fund name and class of shares,
                                                                     -  dollar or share amount you want to sell, and
                                    Send overnight orders to:        -  a signature guarantee or other
                                    The MainStay Funds                  documentation, if required.
                                    c/o Boston Financial
                                    Data Services                    There is a $15 fee for checks mailed to you
                                    Braintree, MA 02184              overnight. There is an $11 fee for wire redemptions.


----------
Reinvestment won't relieve you of any tax consequences on gains realized from the sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

----------
CONVENIENT, YES . . . BUT NOT RISK-FREE. Telephone redemption privileges are convenient, but you give up some security. When you sign the application to buy shares, you agree that The MainStay Funds will not be liable for following phone instructions that they reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless the MainStay Funds or MSS fails to use established safeguards for your protection. These safeguards are among those currently in place at MainStay
Funds:

- all phone calls with service representatives are tape recorded, and

- written confirmation of every transaction is sent to your address of record.


REDEMPTIONS-IN-KIND

The Fund reserves the right to pay certain large redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the Fund's portfolio.

THE REINVESTMENT PRIVILEGE MAY HELP YOU AVOID SALES CHARGES

When you sell shares, you have the right--for 90 days--to reinvest any or all of the money in the same class of any MainStay Fund without paying another sales charge (as long as those shares haven't been reinvested once already). If you paid a sales charge when you redeemed you'll receive a pro rata credit for reinvesting.


SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling 1-800-MAINSTAY (1-800-624-6782) for a form.

Systematic Investing

MainStay offers three automatic investment plans.

AutoInvest

If you are authorized, you can automatically debit your designated bank account by:

- making regularly scheduled investments, and

- purchasing shares whenever you choose.

Dividend reinvestment

Automatically reinvest dividends and distributions from one MainStay Fund into the same fund or the same class of any other MainStay Fund.

Payroll deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

SYSTEMATIC WITHDRAWAL PLAN

Withdrawals must be at least $100. You must have at least $10,000 in your account at the time of request and shares must not be in certificate form.

The Fund will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

EXCHANGING SHARES AMONG MAINSTAY FUNDS

This Prospectus discusses the Core Equity Fund (the "Fund"). The Fund offered by this Prospectus is part of The MainStay Funds, a series mutual fund with 24 different funds. The 23 funds not discussed in this Prospectus are offered by separate prospectus, which is available to you upon request. You exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund without paying a sales charge. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes.

The exchange privilege is not intended as a vehicle for short term trading, nor is the Fund designed for professional market timing organizations or other entities or individuals that use programmed or frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. Accordingly, in order to maintain a stable asset base in the Fund and to reduce Fund administrative expenses borne by the Fund, five exchanges per account are permitted in each calendar year without the imposition of any transaction fee; subsequently, a $10 processing fee will be assessed per exchange and additional exchange requests may be denied. The processing fee will not be charged on systematic exchanges, on exchanges processed via MainStay's automated system and on certain accounts, such as retirement plans and broker omnibus accounts where no participant is listed, for which tracking data is not available. MSS reserves the right to refuse any purchase or exchange requests that could adversely affect the Fund or its operations, including those from any individual or group who, in the Fund's judgment, is likely to, or actually engages in, excessive trading.

The Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. You may not exchange shares between classes. If you sell Class B or Class C shares and then buy Class A shares, you may have to pay a deferred sales charge on the Class B or Class C shares, as well as pay an initial sales charge on the purchase of Class A shares.

----------
MSS tries to make investing easy by offering a variety of programs to buy, sell and exchange Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

----------
Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax adviser on the consequences. When you sell exchanged shares, you will have to pay any applicable sales charges.


INVESTING FOR RETIREMENT

You can purchase shares of the Core Equity Fund for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are provided for IRA, ROTH IRA, SEP, SARSEP, SIMPLE IRA and Education IRA plans and for 403(b)(7) TSA Custodial Accounts. Plan administration is also available for select qualified retirement plans.

An investor should consult with his or her tax adviser before establishing any tax-deferred retirement plan.

GENERAL POLICIES

Buying Shares

- All investments must be in U.S. dollars with funds drawn on a U.S. bank. As a rule, MSS does not accept third-party checks, and it reserves the right to limit the number of checks processed at one time. If your check or ACH purchase is returned unpaid due to insufficient funds, your order will be canceled and your account will be charged a $20 fee for each returned check or ACH purchase.

   In addition, the Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

Selling Shares

- If you have share certificates, you must return them with a written redemption request.

- Your shares will be sold at the next NAV calculated after MSS receives your order in good order. MSS will make the payment, minus any deferred sales charge, within seven days after receiving your request in good order.

- If you buy shares by check or by ACH purchase and quickly decide to sell them the Fund may withhold payment for 10 days from the date the check or ACH purchase order is received.

- When you sell Class B or Class C shares, or Class A shares when applicable, the Fund will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

- There will be no redemption during any period in which the right of redemption is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the Exchange is restricted or the SEC deems an emergency to exist.

- Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as MSS takes reasonable measures to verify the order.

-  MSS requires a written order to sell shares if:

   -- an account has submitted a change of address in the previous 30 days.

-  MSS requires a written order to sell shares and a signature guarantee if:

   -- MSS does not have required bank information,

   -- the proceeds from the sale will exceed $100,000,

   -- the proceeds of the sale are to be sent to an address other than the address of record, or

   -- the proceeds are to be payable to someone other than the account holder.

In the interests of all shareholders, the Fund reserves the right to:

- change or discontinue the exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances.

- change or discontinue the systematic withdrawal plan upon notice to shareholders.

- charge a $12 annual account fee (maximum of $36 per social security or tax I.D. number) on accounts with balances less than $500 and close accounts with balances less than $250 (by redeeming all shares held and sending proceeds to the address of record). The fee is not charged on retirement plan accounts, accounts with automatic investment plans and accounts for which tracking data is not available.

-  change the minimum investment amounts.

Additional Information

When you buy and sell shares directly from the Fund, you will receive confirmation statements that describe your transaction. You should review the information in the confirmation statements carefully. If you notice an error, you should call MSS immediately. If you fail to notify MSS within one year of the transaction, you may be required to bear the costs of correction.

DETERMINING THE FUND'S SHARE PRICE (NAV) AND THE VALUATION OF SECURITIES

NYLIM generally calculates the share price of the Fund (also known as its net asset value, or NAV) at the close of regular trading on the New York Stock Exchange (usually 4 pm Eastern time) every day the Exchange is open. The value of the Fund's investments is based on current market prices. If current market values are not available, investments will be valued by another method that the Board of Trustees believes accurately reflects fair value. Changes in the value of the Fund's securities after the close of regular trading that occur will not be reflected in the calculation of NAV unless the Subadvisor deems a particular event would materially affect NAV. In this case, an adjustment in valuing the securities may be made.

----------
A signature guarantee helps protect against fraud. You can obtain one from most banks, credit unions and securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call MSS at 1-800-MAINSTAY (1-800-624-6782) to ensure that your signature will be guaranteed by an appropriate institution.

----------
The policies and fees described in this prospectus govern transactions with The MainStay Funds. If you invest through a third party--bank, broker, 401(k) plan, financial adviser or financial supermarket--there may be transaction fees for and you may be subject to different investment minimums or limitations on buying or selling shares. Consult a representative of your plan or financial institution if in doubt.

----------
If you prefer to reinvest dividends and/or capital gains in another Fund, you must first establish an account in that class of shares of the Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

FUND EARNINGS
Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, always pays this income to you as "dividends." The dividends paid by the Fund will vary based on the income from its investments and the expenses incurred by the Fund.

Capital Gains

The Fund earns capital gains when it sells securities at a profit.

When the Fund Pays Dividends

[The Fund declares and pays any dividends quarterly.]

Dividends are normally paid on the first business day of each month after a dividend is declared.

When the Fund Pays Capital Gains

The Fund will distribute any capital gains to shareholders in December.

HOW TO TAKE YOUR EARNINGS

You may receive your share of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your investment professional (if permitted by the broker-dealer) or MSS directly. The seven choices are:

1. Reinvest everything in:

- the same Fund or

- another MainStay Fund of your choice

2. Take the dividends in cash and reinvest the capital gains in the same Fund.

3. Take the capital gains in cash and reinvest the dividends in the same Fund.

4. Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same Fund.

5. Take everything in cash.

6. Reinvest all or a percentage of the capital gains in another MainStay Fund and reinvest the dividends in the original Fund.

7. Reinvest all or a percentage of the dividends in another MainStay Fund and reinvest the capital gains in the original Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same Fund.

UNDERSTAND THE TAX CONSEQUENCES
Most of your earnings are taxable

Virtually all of the dividends and capital gains distributions you receive from The MainStay Funds are taxable, whether you take them as cash or automatically reinvest them. The Fund's realized earnings are taxed based on the length of time the Fund holds its investments, regardless of how long you hold Fund shares. If the Fund realizes long-term capital gains, the earnings are taxed as capital gains; earnings from short-term capital gains and income generated on debt investments and other sources are generally taxed as ordinary income.

MSS will mail your tax report each year by January 31. This report will tell you which dividends and redemptions should be treated as taxable ordinary income, which, if any, as tax-exempt income, and which, if any, as long-term capital gains.

----------
SEEK PROFESSIONAL ASSISTANCE.
Your investment professional can help you keep your investment goals coordinated with your tax considerations. But for tax counsel, always rely on your tax adviser. For additional information on federal, state and local taxation, see the SAI.

----------
DO NOT OVERLOOK SALES CHARGES. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

----------
BUY AFTER THE DIVIDEND PAYMENT. Avoid buying shares shortly before a dividend payment. Part of your investment may be returned in the form of a dividend, which may be taxable.

EXCHANGES

An exchange of shares of one MainStay Fund for shares of another will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction may be subject to taxes.

KNOW WITH WHOM
YOU'RE INVESTING

WHO RUNS THE FUND'S DAY-TO-DAY BUSINESS?

New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054, serves as the Fund's Manager, handling business affairs for the Fund. NYLIM is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices, conducts clerical, record-keeping and bookkeeping services, and keeps most of the financial and accounting records required for the Fund. The Manager has delegated its portfolio management responsibilities for the Fund to a Subadvisor. The Manager also pays the salaries and expenses of all personnel affiliated with the Fund and all the operational expenses that aren't the responsibility of the Fund, including the fees paid to the Subadvisor.

The Manager receives an aggregate fee of ___% for services performed as a percentage of the average daily net assets of the Fund.

The Fund, pursuant to an Accounting Agreement with the Manager, will bear an allocable portion of the Manager's cost of performing certain bookkeeping and pricing services. The Fund pays the Manager a monthly fee for services provided under the Accounting Agreement at the annual rate of 1/20 of 1% for the first $20 million of average monthly net assets, 1/30 of 1% of the next $80 million of average monthly net assets and 1/100 of 1% of any amount in excess of $100 million of average monthly net assets.

The Manager is not responsible for records maintained by the Fund's Custodians, Transfer Agent, Dividend Disbursing and Shareholder Servicing Agent, or Subadvisor.

WHO MANAGES YOUR MONEY?

Under the supervision of the Manager, the Subadvisor is responsible for making the specific decisions about buying, selling and holding securities; selecting and negotiating with brokers and brokerage firms; and maintaining accurate records. For these services, the Subadvisor is paid a monthly fee by the Manager, not the Fund. The Fund's Trustees oversee the management and operations of the Fund.

MCMORGAN & COMPANY LLC, One Bush Street, Suite 800, San Francisco, California 94104, is the Subadvisor to the Core Equity Fund. McMorgan & Company was founded in 1969. On September 28, 2001, McMorgan & Company LLC became a wholly-owned subsidiary of New York Life Investment Management Holdings LLC, which is a diversified financial services holding company and a wholly-owned subsidiary of New York Life Insurance Company. McMorgan & Company LLC also manages private accounts, consisting primarily in retirement plans and health and welfare funds for jointly trusteed plans. As of June 30, 2001, the Subadvisor had approximately $26.2 billion of assets under management, including investment company assets of approximately $772 million.

PORTFOLIO MANAGEMENT

An investment management team at McMorgan & Company LLC manages the Fund's investments. No member of the investment management team is solely responsible for making recommendations for portfolio purchases and sales.

No dealer, salesman or any other person is authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus. Any other information or representations must not be relied upon as having been authorized by the Fund or the Distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Fund or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction or to any person to whom it is unlawful.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the Fund. A current SAI is incorporated by reference into the prospectus and has been filed with the SEC.

TO OBTAIN INFORMATION:
More information about the Fund is included in the SAI. In addition, more information about the 23 other MainStay Funds is included in a separate prospectus, an SAI, and the Annual/Semiannual Reports. These documents are available free upon request. To obtain information, or for shareholder inquiries, call 1-800-MAINSTAY (1-800-624-6782) or visit our website at mainstayfunds.com, or write to NYLIFE Distributors Inc., attn: MainStay Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054.

You can also review and copy information about the Fund (including the SAI) by visiting the SEC's Public Reference Room in Washington, D.C. (phone 1-202-942-8090). You may also visit the SEC's website at www.sec.gov, or you may obtain information by paying a duplicating fee and sending an e-mail to publicinfo@sec.gov or writing the SEC's Public Reference Section, Washington, D.C. 20549-0103.

THE MAINSTAY FUNDS
SEC File Number: 811-04550

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
NYLIFE Distributors Inc. is the Distributor of The MainStay Funds.

[MAINSTAY LOGO]

[RECYCLE LOGO]

For more information call 1-800-MAINSTAY (1-800-624-6782)

THE MAINSTAY(R) FUNDS


EQUITY FUNDS

MainStay Select 20 Equity Fund
MainStay Small Cap Growth Fund
MainStay Small Cap Value Fund
MainStay Mid Cap Growth Fund
MainStay Capital Appreciation Fund
MainStay Blue Chip Growth Fund
MainStay Equity Index Fund
MainStay Core Equity Fund

EQUITY AND INCOME FUNDS

MainStay Growth Opportunities Fund
MainStay Equity Income Fund
MainStay MAP Equity Fund
MainStay Research Value Fund
MainStay Value Fund
MainStay Strategic
Value Fund MainStay Convertible Fund
MainStay Total Return Fund

INTERNATIONAL FUNDS

MainStay International Equity Fund
MainStay Global High Yield Fund
MainStay International Bond Fund

INCOME FUNDS

MainStay High Yield Corporate Bond Fund
MainStay Strategic Income Fund
MainStay Government Fund
Fund MainStay Tax Free Bond Fund
MainStay Money Market Fund



THIS BACK PANEL IS NOT PART OF THE PROSPECTUS.

[New York Life/MainStay Logo]


For more information call 1-800-624-6782     MS01-05/01

                              THE MAINSTAY FUNDS
                     STATEMENT OF ADDITIONAL INFORMATION
                              JANUARY ___, 2002

                               CORE EQUITY FUND

        This Statement of Additional Information supplements the information contained in the Prospectus for the Core Equity Fund of The MainStay Funds dated January ___, 2002, as amended or supplemented from time to time (the "Prospectus"), and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to NYLIFE Distributors Inc. (the "Distributor"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054 or by calling 1-800-MAINSTAY (1-800-624-6782). This Statement of Additional Information, although not in itself a prospectus, is incorporated by reference in and is made a part of the Prospectus. The Core Equity Fund is part of the MainStay family of funds, which includes 24 mutual funds. The 23 other funds are offered in a separate prospectus and contained in a separate Statement of Additional Information ("SAI"), each dated May 1, 2001 and available by writing to or calling the Distributor. This SAI relates solely to the Core Equity Fund.

        No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by The MainStay Funds or the Distributor. This Statement of Additional Information and the related Prospectus does not constitute an offer by The MainStay Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

        Shareholder inquiries should be made by writing directly to MainStay Shareholder Services ("MSS"), a division of NYLIM Service Company LLC ("NYLIM SC"), the Fund's transfer agent and an affiliate of New York Life Investment Management LLC, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling 1-800-MAINSTAY (1-800-624-6782). In addition, you can make inquiries through your registered representative.

                                TABLE OF CONTENTS

THE MAINSTAY FUNDS...........................................................................4
ADDITIONAL INFORMATION ABOUT THE CORE EQUITY FUND............................................4
THE FUND ALONE DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM.............................4
  CORE EQUITY FUND...........................................................................4
INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUND.............................................5
  TEMPORARY DEFENSIVE MEASURES...............................................................5
  REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS....................................5
  LENDING OF PORTFOLIO SECURITIES............................................................6
  CASH EQUIVALENTS...........................................................................7
  BANK OBLIGATIONS...........................................................................7
  COMMERCIAL PAPER...........................................................................7
  U.S....................................................................GOVERNMENT SECURITIES
  ...........................................................................................7
  DEBT SECURITIES............................................................................8
  CONVERTIBLE SECURITIES.....................................................................8
  ARBITRAGE..................................................................................9
  FOREIGN CURRENCY TRANSACTIONS..............................................................9
  FOREIGN INDEX-LINKED INSTRUMENTS..........................................................11
  BRADY BONDS...............................................................................12
  MUNICIPAL SECURITIES......................................................................12
  INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS........................................14
  FLOATING AND VARIABLE RATE SECURITIES.....................................................15
  ZERO COUPON BONDS.........................................................................15
  WHEN-ISSUED SECURITIES....................................................................15
  MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES........................................16
  SHORT SALES AGAINST THE BOX...............................................................21
  WARRANTS..................................................................................21
  OPTIONS ON SECURITIES.....................................................................21
  OPTIONS ON FOREIGN CURRENCIES.............................................................25
  SECURITIES INDEX OPTIONS..................................................................26
  FUTURES TRANSACTIONS......................................................................27
  LOAN PARTICIPATION INTERESTS..............................................................33
  REAL ESTATE INVESTMENT TRUSTS ("REITS")...................................................35
  DOLLAR-WEIGHTED AVERAGE MATURITY..........................................................35
  RESTRICTED SECURITIES.....................................................................35
  SECURITIES OF OTHER INVESTMENT COMPANIES..................................................36
  SOURCES OF LIQUIDITY OR CREDIT SUPPORT....................................................36
  STRIPPED SECURITIES.......................................................................36
  ILLIQUID SECURITIES.......................................................................36
  RISKS ASSOCIATED WITH DEBT SECURITIES.....................................................36
  RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")................................37
FUNDAMENTAL INVESTMENT RESTRICTIONS.........................................................38
  THE FUND MAY NOT:.........................................................................38
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS.....................................................39
THE MANAGER, THE SUBADVISOR AND THE DISTRIBUTOR.............................................45
  MANAGEMENT AGREEMENT......................................................................45
  SUBADVISORY AGREEMENT.....................................................................45
  DISTRIBUTION AGREEMENT....................................................................46
  DISTRIBUTION PLANS........................................................................46

  OTHER SERVICES............................................................................48
  EXPENSES BORNE BY THE TRUST...............................................................48
PORTFOLIO TRANSACTIONS AND BROKERAGE........................................................49
NET ASSET VALUE.............................................................................50
SHAREHOLDER INVESTMENT ACCOUNT..............................................................52
SHAREHOLDER TRANSACTIONS....................................................................52
PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE..............................................52
  HOW TO PURCHASE SHARES OF THE FUNDS.......................................................52
  GENERAL INFORMATION.......................................................................52
  BY MAIL...................................................................................53
  BY TELEPHONE..............................................................................53
  BY WIRE...................................................................................53
  AN APPLICATION MUST BE RECEIVED BY MSS WITHIN THREE BUSINESS DAYS.........................53
  ADDITIONAL INVESTMENTS....................................................................53
  SYSTEMATIC INVESTMENT PLANS...............................................................54
  OTHER INFORMATION.........................................................................54
  ALTERNATIVE SALES ARRANGEMENTS............................................................54
  INITIAL SALES CHARGE ALTERNATIVE CLASS A SHARES...........................................54
  PURCHASES AT NAV..........................................................................55

                              THE MAINSTAY FUNDS

        The MainStay Funds (the "Trust") is an open-end management investment company (or mutual fund) currently consisting of 24 separate investment portfolios: Blue Chip Growth Fund, Capital Appreciation Fund, Convertible Fund, Equity Income Fund, Equity Index Fund, Global High Yield Fund, Government Fund, Growth Opportunities Fund, High Yield Corporate Bond Fund, International Bond Fund, International Equity Fund, MAP Equity Fund, Mid Cap Growth Fund, Money Market Fund, Research Value Fund, Select 20 Equity Fund, Small Cap Growth Fund, Small Cap Value Fund, Strategic Income Fund, Strategic Value Fund, Tax Free Bond Fund, Total Return Fund, Value Fund, and Core Equity Fund (hereinafter, Core Equity Fund is individually referred to as the "Fund").

        New York Life Investment Management LLC ("NYLIM" or the "Manager") serves as the manager for the Funds and has entered into Sub-Advisory Agreements with Gabelli Asset Management Company ("GAMCO") with respect to the Blue Chip Growth Fund; John A. Levin & Co., Inc. ("John A. Levin & Co.") with respect to the Research Value Fund; Dalton Greiner, Hartman, Maher & Co. ("DGHM") with respect to the Small Cap Value Fund; Markston International LLC ("Markston") with respect to the MAP Equity Fund; MacKay Shields LLC ("MacKay Shields") with respect to the Capital Appreciation Fund, Convertible Fund, Equity Income Fund, Global High Yield Fund, Government Fund, High Yield Corporate Bond Fund, International Bond Fund, International Equity Fund, Mid Cap Growth Fund, Money Market Fund, Select 20 Equity Fund, Small Cap Growth Fund, Strategic Income Fund, Strategic Value Fund, Tax Free Bond Fund, Total Return Fund and Value Fund; and McMorgan & Company LLC ("McMorgan") with respect to the Core Equity Fund (MacKay Shields, GAMCO, John A. Levin & Co., DGHM, Markston, and McMorgan are sometimes jointly referred to as the "Subadvisors"). There are no subadvisors for the Equity Index Fund and the Growth Opportunities Fund. The Equity Index Fund was formerly subadvised by Monitor Capital Advisors LLC ("Monitor") and the Growth Opportunities Fund was formerly subadvised by Madison Square Advisors LLC ("Madison Square"). Both Monitor and Madison Square became a part of NYLIM on February 28, 2001.

        The Trust, formed January 9, 1986, is a Massachusetts business trust. The Fund is a diversified fund as defined by the Investment Company Act of 1940, as amended (the "1940 Act").

              ADDITIONAL INFORMATION ABOUT THE CORE EQUITY FUND

        The Prospectus discusses the investment objectives of the Fund and the principal investment strategies to be employed in seeking to achieve those objectives. This section contains supplemental information concerning certain of the securities and other instruments in which the Fund may invest, the principal investment strategies the Fund may utilize, and certain risks involved with those strategies.

      THE FUND ALONE DOES NOT CONSTITUTE A COMPLETE INVESTMENT PROGRAM.

        Investment decisions for the Fund are made independently from those of the other accounts and investment companies that may be managed by a Subadvisor. However, if such other accounts or investment companies are prepared to invest in, or desire to dispose of, securities in which a Fund invests at the same time as another fund or another account managed by the same Subadvisor, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

CORE EQUITY FUND

        The Fund seeks above-average total return consistent with reasonable risk. The Fund seeks capital appreciation and will invest in the common stocks of companies believed to have potential for long-term capital growth with an emphasis on dividend paying common stocks. An investment return model is used to select those securities which have an expected return equal to or greater than that of the market. In addition, an emphasis is placed on selecting an individual security that will contribute to desired portfolio characteristics. The Fund generally will be as fully invested as possible, but at least 65% of its assets are invested in equity securities of companies with an ability to pay above-average dividends, to have sustained earnings and growth potential, to benefit from strong management and balance sheet, and to capitalize on market undervaluation in light of expected future earnings.

        The Fund's Subadvisor, McMorgan & Company LLC, selects equity securities using a "top down" approach to control risk at the portfolio level. It uses an investment model to construct the desired portfolio with respect to many characteristics, such as liquidity, risk and yield. Once the desired portfolio characteristics are established, the Subadvisor uses a "bottom up" approach for selecting equity securities.

        The Fund intends to stay fully invested under normal circumstances, but for temporary and defensive purposes may invest in short-term fixed income assets including: U.S. government securities, money market instruments, including U.S. Treasury bills, commercial paper, certificates of deposit and bankers' acceptances, and repurchase agreements

                     INVESTMENT PRACTICES AND INSTRUMENTS
                                 OF THE FUND

        The Fund may engage in the following investment practices or invest in the following instruments to the extent permitted in its Prospectus and elsewhere in this SAI.

TEMPORARY DEFENSIVE MEASURES

        In times of unusual or adverse market conditions - for temporary defensive purposes - the Fund, may invest without limit in cash and cash equivalents. See "Cash Equivalents."

REPURCHASE AGREEMENTS AND REVERSE REPURCHASE AGREEMENTS

        The Fund may enter into repurchase agreements with member banks of the Federal Reserve System or member firms of the National Association of Securities Dealers, Inc. that are determined to be creditworthy by the Manager or Subadvisor.

        A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

        The income on repurchase agreements may be subject to federal and state income taxes when distributed by the Fund as a dividend to shareholders.

        For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from the Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Subadvisor seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

        The Fund may borrow funds by entering into reverse repurchase agreements in accordance with applicable investment restrictions. In a reverse repurchase agreement, the Fund sells a portfolio instrument to another party, such as a broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. While a reverse repurchase agreement is outstanding, the Fund will maintain appropriate liquid assets in a segregated custodian account to cover their obligations under the agreement. The Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by the Subadvisor. Such transactions may increase fluctuations in the market value of the Fund's assets and may be viewed as a form of leverage. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase the securities.

        If the other party to a repurchase agreement were to become bankrupt, the Fund could experience delays in recovering its investment or losses.

LENDING OF PORTFOLIO SECURITIES

        In accordance with guidelines adopted by the Board of Trustees, the Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, such loans may be made to institutions, such as broker-dealers, and would be required to be secured continuously by collateral in cash or U.S. government securities maintained on a current basis at an amount at least equal to 100% of the current market value of the securities loaned. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The Trust, on behalf of certain of the Funds, has entered into an agency agreement with Metropolitan West Securities, Inc. which acts as the Funds' agent in making loans of portfolio securities and short-term money market investments of the cash collateral received, under the supervision and control of the Funds' Subadvisors.

        As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Subadvisor to be creditworthy and approved by the Board, and when, in the judgment of the Subadvisor, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If a Subadvisor determines to make securities loans, it is intended that the value of securities loaned will not exceed 33% of the value of the total assets of the lending Fund. Under the guidelines adopted by the Board of Trustees, the Fund may not enter into a lending agreement with a counterparty which would cause the Fund to have loans outstanding to that counterparty for securities having a value greater than 5% of the Fund's total assets.

CASH EQUIVALENTS

        The Fund may invest in cash or cash equivalents, which include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. Government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities); obligations of banks (certificates of deposit, bankers' acceptances and time deposits) which at the date of investment have capital, surplus, and undivided profits (as of the date of their most recently published financial statements) in excess of $100,000,000, and obligations of other banks or savings and loan associations if such obligations are federally insured; commercial paper (as described in this SAI); short-term corporate obligations which at the date of investment are rated AA or better by S&P or Aa or better by Moody's; and other debt instruments not specifically described above if such instruments are deemed by the Subadvisor to be of comparable high quality and liquidity.

BANK OBLIGATIONS

        Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital surplus and individual profits (as of the date of their most recently published financials) in excess of $100,000,000, or if, with respect to the obligations of other banks and savings and loan associations, such obligations are federally insured.

        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Fund will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

        Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.

COMMERCIAL PAPER

        The Fund may invest in commercial paper if it is rated at the time of investment Prime-1 by Moody's or A-1 by S&P, or, if not rated by Moody's or S&P, if the Fund's Subadvisor determines that the commercial paper is of comparable quality. In addition, the Fund may invest up to [5%] of its total assets in commercial paper if rated in the second highest rating category by a nationally recognized statistical rating organization, such as S&P or Moody's, or, if unrated, if the Fund's Subadvisor determines that the commercial paper is of comparable quality. Commercial paper represents short-term unsecured promissory notes issued by banks or bank holding companies, corporations and finance companies.

U.S. GOVERNMENT SECURITIES

        Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to 10 years; and Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, for example, Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by FNMA, by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S.
government-
sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. See "Mortgage-Related and Other Asset-Backed Securities."

DEBT SECURITIES

        Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the NAV of the shares of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturity of the Fund's investments, changes in relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by the Fund, and a decline in interest rates will increase the value of fixed income securities held by the Fund.

CONVERTIBLE SECURITIES

        The Fund may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Subadvisor believes that a company's convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Fund's portfolio include convertible bonds, convertible preferred stocks, warrants or notes or other instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

        Convertible securities, until converted, have the same general characteristics as other fixed income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange his investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

        As with all fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

        Holders of fixed income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer.

        Accordingly, convertible securities have unique investment characteristics because (i) they have relatively high yields as compared to common stocks, (ii) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines, and (iii) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

        A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

ARBITRAGE

        The Fund may sell in one market a security which it owns and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences between the prices of the security in the different markets. The Fund does not actively engage in arbitrage. Such transactions may be entered into only with respect to debt securities and will occur only in a dealer's market where the buying and selling dealers involved confirm their prices to the Fund at the time of the transaction, thus eliminating any risk to the assets of a Fund. Such transactions, which involve costs to a Fund, may be limited by the requirements imposed on each Fund to qualify as a "regulated investment company" under the Code.


FOREIGN SECURITIES

        The Fund may only invest indirectly in foreign securities through American Depository Receipts and European Depository Receipts ("ADRs" and "EDRs").

        ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying foreign securities. Most ADRs are traded on a U.S. stock exchange. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, there may not be a correlation between such information and the market value of the unsponsored ADR. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying foreign securities. The Fund will not invest in any unsponsored ADRs or EDRs.

FOREIGN CURRENCY TRANSACTIONS

        Many of the foreign securities in which the Fund may invest will be denominated in foreign currencies. Changes in foreign exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Funds' assets. However, the Fund may seek to increase its return by trading in foreign currencies. In addition, to the extent the Fund invests in foreign securities, it may enter into foreign currency forward contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Fund may enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

        Foreign currency transactions in which the Fund may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies and foreign exchange futures contracts. A foreign currency forward exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

        Normally, consideration of fair value exchange rates will be incorporated in a longer term investment decision made with regard to overall diversification strategies. However, the Subadvisor believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interest of the Fund will be served by entering into such a contract. Set forth below are examples of some circumstances in which the Fund might employ a foreign currency transaction. When the Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although the Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a "settlement" hedge or "transaction" hedge.

        Another example is when the Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a "position" hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency ("proxy" hedge). The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute "transaction" or "position" hedges (including "proxy" hedges), the Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency (or the related currency, in the case of a "proxy" hedge).

        The Fund may also enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a "cross-currency" hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if the Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. "Cross-currency" hedges protect against losses resulting from a decline in the hedged currency, but will cause the Fund to assume the risk of fluctuations in the value of the currency it purchases.

        The Fund may also purchase or sell currencies to profit from changing exchange rates based upon the Subadvisor's assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Subadvisor's currency assessment is incorrect.

        At the consummation of the forward contract, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. When the Fund has sold a foreign currency, a similar process would be followed at the consummation of the forward contract.

        Of course, the Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Subadvisor. The Fund generally will not enter into a forward contract with a term of greater than one year.

        In cases of transactions which constitute "transaction" or "settlement" hedges or "position" hedges (including "proxy" hedges) or "cross-currency" hedges that involve purchase and sale of two different foreign currencies directly through the same foreign currency contract, the Fund may deem its forward currency hedge position to be covered by underlying Fund portfolio securities or may establish a Segregated Account with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the subject hedge. The Segregated Account will consist of liquid assets. In the case of "anticipatory" hedges and "cross-currency" hedges that involve the purchase and sale of two different foreign currencies indirectly through separate forward currency contracts, the Fund will establish a Segregated Account with its custodian as described above. In the event the Fund establishes a Segregated Account, the Fund will mark-to-market the value of the assets in the Segregated Account. If the value of the liquid assets placed in the Segregated Account declines, additional liquid assets will be placed in the account by the Fund on a daily basis so that the value of the account will equal the amount of the Fund's commitments with respect to such contracts.

        It should be realized that the use forward contracts to protect the value of the Fund's portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange which can be achieved at some future point in time. It also reduces any potential gain which may have otherwise occurred had the currency value increased above the settlement price of the contract.

        The Subadvisor believes active currency management can be employed as an overall portfolio risk management tool. For example, in its view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies which may not involve the currency in which the foreign security is denominated.

        The Fund cannot assure that its use of forward contracts will always be successful. Successful use of forward contracts depends on the investment manager's skill in analyzing and predicting relative currency values. Forward contracts alter the Fund's exposure to currencies and could result in losses to the Fund if currencies do not perform as the Subadvisor anticipates. The Fund may also incur significant costs when converting assets from one currency to another. Contracts to sell a foreign currency would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases.

        The Fund's foreign currency transactions may be limited by the requirements of Subchapter M of the Code for qualification as a regulated investment company.

FOREIGN INDEX-LINKED INSTRUMENTS

        As part of its investment program, and to maintain greater flexibility, the Fund may, subject to compliance with each its limitations applicable to its investment in debt securities, invest in instruments which have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, the Fund may, subject to compliance with its respective limitations applicable to its investment in debt securities, invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index ("foreign index-linked instruments"). Foreign index-linked instruments have the investment characteristics of particular securities, securities indexes, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

        A foreign index may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, or the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument the performance of which determines the return for the instrument. Tax considerations may limit the Fund's ability to invest in foreign index-linked instruments.

BRADY BONDS

        The Fund may invest a portion of its assets in Brady Bonds, which are securities created through the exchange of existing commercial bank loans to sovereign entities for new obligations in connection with debt restructurings. Brady Bonds are not considered U.S. government securities.

        Brady Bonds may be collateralized or uncollateralized and are issued in various currencies (primarily the U.S. dollar). U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the Brady Bonds. Interest payments on these Brady Bonds generally are collateralized on a one-year or longer rolling-forward basis by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of interest payments or, in the case of floating rate bonds, initially is equal to at least one year's interest payments based on the applicable interest rate at that time and is adjusted at regular intervals thereafter. Certain Brady Bonds are entitled to "value recovery payments" in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Brady Bonds are often viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity (these uncollateralized amounts constitute the "residual risk").

        Brady Bonds involve various risk factors, including the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds. Investments in Brady Bonds are to be viewed as speculative. There can be no assurance that Brady Bonds in which the Fund may invest will not be subject to restructuring arrangements or to requests for new credit, which may cause the Fund to suffer a loss of interest or principal on any of its holdings.

MUNICIPAL SECURITIES

        Municipal securities generally are understood to include debt obligations issued by, or on behalf of, states, territories and possessions of the United States and their political subdivisions, agencies and instrumentalities and the District of Columbia, to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations, payment of general operating expenses and extensions of loans to public institutions and facilities. The yields on municipal securities depend upon a variety of factors, including general economic and monetary conditions, general money market conditions, general conditions of the municipal securities market, the financial condition of the issuer, the size of a particular offering, the maturity of the obligations offered and the rating of the issue or issues. Municipal securities also may be subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, the principal of, and interest on, its or their municipal securities may be materially and adversely affected.

        Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

        Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

        Bond Anticipation Notes are normally issued to provide interim financial assistance until long-term financing can be arranged. The long-term bonds then provide funds for the repayment of the notes.

        Construction Loan Notes are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the FHA under the FNMA or GNMA.

        Project Notes are instruments sold by the Department of Housing and Urban Development ("HUD") but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

        Short-Term Discount Notes (tax-exempt commercial paper) are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

        Municipal bonds, which meet longer-term capital needs and generally have maturities of more than one year when issued, have two principal classifications: general obligation bonds and revenue bonds.

        Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind general obligation bonds is the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

        A revenue bond is not secured by the full faith, credit and taxing power of an issuer. Rather, the principal security for a revenue bond is generally the net revenue derived from a particular facility, group of facilities or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects, including: electric, gas, water, and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Although the principal security behind these bonds may vary, many provide additional security in the form of a debt service reserve fund which may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security and credit enhancement guarantees available to them, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities are provided further security in the form of a state's assurance (although without obligation) to make up deficiencies in the debt service reserve fund.

        An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities which must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities which are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities which were not publicly offered initially.

        There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain "non-appropriation" clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the "nonappropriation" risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Fund's investment restrictions, the identification of the "issuer" of municipal securities which are not general obligation bonds is made by the Subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of funds for the payment of principal of and interest on such securities.

        There may be other types of municipal securities that become available which are similar to the foregoing described municipal securities in which each Fund may invest.

        INCOME LEVEL AND CREDIT RISK. Municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that as a result of litigation or other conditions, the power or ability of any one or more issuers to pay, when due, principal or interest on its or their municipal obligations may be materially affected. Although the Funds' quality standards are designed to minimize the credit risk of investing in municipal securities, that risk cannot be entirely eliminated.

        TAX CONSIDERATIONS. The Tax Reform Act of 1986 ("TRA") limited the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for corporate and noncorporate shareholders. In addition, all tax-exempt interest may result in or increase a corporation's liability under the corporate alternative minimum tax, because a portion of the difference between corporate "adjusted current earnings" and alternative minimum taxable income is treated as a tax preference item. Further, an issuer's failure to comply with the detailed and numerous requirements imposed by the Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. The Fund intends to monitor developments in the municipal bond market to determine whether any defensive action should be taken.

INDUSTRIAL DEVELOPMENT AND POLLUTION CONTROL BONDS

        Industrial Development Bonds which pay tax-exempt interest are, in most cases, revenue bonds and are issued by, or on behalf of, public authorities to raise money to finance various privately operated facilities for business, manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such bonds is solely dependent on the ability of the facility's user to meet its financial obligations and the pledge, if any, of the real and personal property so financed as security for such payments. These bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

        Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Industrial Development Bonds issued after the effective date of the TRA, as well as certain other bonds, are now classified as "private activity bonds." Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

FLOATING AND VARIABLE RATE SECURITIES

        Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

        The interest rate on a floating rate debt instrument ("floater") is a variable rate which is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well.

        The interest rate on a leveraged inverse floating rate debt instrument ("inverse floater") resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be deemed to be illiquid securities for purposes of the Fund's limitations on investments in such securities.

ZERO COUPON BONDS

        The Fund may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which the Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

WHEN-ISSUED SECURITIES

        The Fund may from time to time purchase securities on a "when-issued" basis. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Trust's intention that the Fund will be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, the Trust intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

        The transactions are entered into in order to secure what is considered to be an advantageous price and yield to the Fund and not for purposes of leveraging the Fund's assets. However, the Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom the Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

        At the time the Trust makes the commitment on behalf of the Fund to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date. The Fund does not believe that the Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. The Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to commitments for when-issued securities. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

        The Fund may buy mortgage-related securities. Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Fund, to the extent permitted, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities.

        MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities, which are interests in pools of mortgage-related securities, differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

        Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose the Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

        Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC, which are supported only by the discretionary authority of the U.S. government to purchase the agency's obligations).

        The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration ("FHA")-insured or Veterans Administration-guaranteed mortgages.

        Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the FNMA and the FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

        FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation and acts as a government instrumentality under authority granted by Congress. FHLMC was formerly owned by the twelve Federal Home Loan Banks and is now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

        If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Fund reserves the right to invest in them.

        Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund's Subadvisor determines that the securities meet the Fund's quality standards.

        PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; and (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. government.

        Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. The Fund will not purchase mortgage-related securities or any other assets which, in the opinion of the Fund's Subadvisor, are illiquid if, as a result, more than 15% of the value of the Fund's total assets will be illiquid.

        COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. As with bonds, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams.

        CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

        In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bond currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

        The Fund will not invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than [5%] of the Fund's net assets would be invested in any one such CMO, more than [10%] of the Fund's net assets would be invested in such CMOs and other investment company securities in the aggregate, or the Fund would hold more than [3%] of any outstanding issue of such CMOs.

        FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS. FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

        If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

        Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

        OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

        The Fund's Subadvisor expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Fund's Subadvisor will, consistent with the Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

        CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

        CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act, as amended. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        Under certain circumstances, the Fund's investment in residual interests in "real estate mortgage investment conduits" ("REMICs") may cause shareholders of the Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be required to pay taxes on certain amounts deemed to be earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Fund.

        CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the over-the-counter market, the depth and liquidity of which will vary from time to time. Holders of "residual" interests in REMICs (including the Fund) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Fund will consider this rule in determining whether to invest in residual interests.

        STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

        SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the Fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

        Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed "illiquid" and subject to a Fund's limitations on investment in illiquid securities.

        RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. As is the case with other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of a Subadvisor to forecast interest rates and other economic factors correctly. If a Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

        Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

        Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

        Credit risk reflects the chance that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

        OTHER ASSET-BACKED SECURITIES. The Fund's Subadvisor expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future.

        If consistent with the Fund's investment objective and policies, the Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

SHORT SALES AGAINST THE BOX

        A short sale is a transaction in which the Fund sells through a broker a security it does not own in anticipation of a possible decline in market price. A short sale "against the box" is a short sale in which, at the time of the short sale, the Fund owns or has the right to obtain securities equivalent in kind and amount. The Fund will only enter into short sales against the box. The Fund may enter into a short sale against the box among other reasons, to hedge against a possible market decline in the value of the security owned by the Fund. If the value of a security sold short against the box increases, the Fund would suffer a loss when it purchases or delivers to the selling broker the security sold short. The proceeds of the short sale are retained by the broker pursuant to applicable margin rules. In addition, the Fund may segregate assets, equal in value to [50%] of the value of the short sale, in a special account with the Fund's custodian. The segregated assets are pledged to the broker pursuant to applicable margin rules. If a broker with which the Fund has open short sales, were to become bankrupt, the Fund could experience losses or delays in recovering gains on short sales. The Funds will only enter into short sales against the box with brokers the Subadvisors believe are creditworthy. Short sales against the box will be limited to no more than [25%] of the Fund's total assets.

WARRANTS

        The holder of a warrant has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant.

OPTIONS ON SECURITIES

        WRITING CALL OPTIONS. The Fund, may sell ("write") covered call options on its portfolio securities in an attempt to enhance investment performance. A call option sold by the Fund is a short-term contract, having a duration of nine months or less, which gives the purchaser of the option the right to buy, and imposes on the writer of the option--in return for a premium received--the obligation to sell, the underlying security at the exercise price upon the exercise of the option at any time prior to the expiration date, regardless of the market price of the security during the option period. A call option may be covered by, among other things, the writer's owning the underlying security throughout the option period, or by holding, on a share-for-share basis, a call on the same security as the call written, where the exercise price of the call held is equal to or less than the price of the call written, or greater than the exercise price of a call written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

        The Fund will write covered call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, the Fund will give up the opportunity to profit from an increase in the market price of the underlying security above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, the Fund will retain the risk of loss should the price of the security decline, which loss the premium is intended to offset in whole or in part. The Fund, in writing "American Style" call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying securities pursuant to the call may be substantially below the prevailing market price. In contrast, "European Style" options may only be exercised on the expiration date of the option. Covered call options and the securities underlying such options will be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

        During the option period, the covered call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.

        The Fund may protect itself from further losses due to a decline in value of the underlying security or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a "closing purchase transaction"--the purchase of a call option on the same security with the same exercise price and expiration date as the covered call option which it has previously written on any particular security. The Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the covered call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. When a security is to be sold from the Fund's portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing covered call option on that security or otherwise cover the existing call option.

        A closing purchase transaction may be made only on a national or foreign securities exchange which provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If the Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying security until the option expires, or the Fund otherwise covers the existing option portion or the Fund delivers the underlying security upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying securities at the exercise price. Over-the-counter options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an over-the-counter option may in many cases only be made with the other party to the option.

        The Fund pays brokerage commissions and dealer spreads in connection with writing covered call options and effecting closing purchase transactions, as well as for purchases and sales of underlying securities. The writing of covered call options could result in significant increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. Subject to the limitation that all call and put option writing transactions be covered, the Fund may, to the extent determined appropriate by the Subadvisor, engage without limitation in the writing of options on U.S. government securities.

        WRITING PUT OPTIONS. The Fund may also write covered put options. A put option is a short-term contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security to the seller of the option at a specified price during the term of the option. Put options written by a Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified securities at a specified price if the option is exercised during the option period. A put option written by a Fund is "covered" if the Fund maintains liquid assets with a value equal to the exercise price in a segregated account with its custodian. A put option is also "covered" if the Fund holds on a share-for-share basis a put on the same security as the put written, where the exercise price of the put held is equal to or greater than the exercise price of the put written, or less than the exercise price of the put written if the difference is maintained by the Fund in liquid assets in a segregated account with its custodian.

        The premium which the Fund receives from writing a put option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the historical price volatility of the underlying security, the option period, supply and demand and interest rates.

        A covered put writer assumes the risk that the market price for the underlying security will fall below the exercise price, in which case the writer could be required to purchase the security at a higher price than the then-current market price of the security. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

        The Fund may effect a closing purchase transaction to realize a profit on an outstanding put option or to prevent an outstanding put option from being exercised.

        If the Fund is able to enter into a closing purchase transaction, the Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more than the premium received from the writing of the option respectively. After writing a put option, the Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying security plus the premium received from the sale of the option.

        In addition, the Fund may also write straddles (combinations of covered puts and calls on the same underlying security). The extent to which the Fund may write covered put and call options and enter into so-called "straddle" transactions involving put or call options may be limited by the requirements of the Code for qualification as a regulated investment company and the Trust's intention that the Fund qualify as such. Subject to the limitation that all call and put option writing transactions be covered, the Fund may, to the extent determined appropriate by the Subadvisor, engage without limitation in the writing of options on U.S. government securities.

        PURCHASING OPTIONS. The Fund may purchase put or call options which are traded on an exchange or in the over-the-counter market. Options traded in the over-the-counter market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Fund will engage in such transactions only with firms the Subadvisor deems to be of sufficient creditworthiness so as to minimize these risks.

        The Fund may purchase put options on securities to protect its holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate with one another. The purchase of put options on securities held in the portfolio or related to such securities will enable the Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio security without actually selling the security. In addition, the Fund will continue to receive interest or dividend income on the security. The put options purchased by the Fund may include, but are not limited to, "protective puts" in which the security to be sold is identical or substantially identical to a security already held by the Fund or to a security which the Fund has the right to purchase. The Fund would ordinarily recognize a gain if the value of the securities decreased during the option period below the exercise price sufficiently to cover the premium. The Fund would recognize a loss if the value of the securities remained above the difference between the exercise price and the premium.

        The Fund may also purchase call options on securities the Funds intend to purchase to protect against substantial increases in prices of such securities pending their ability to invest in an orderly manner in such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price upon exercise of the option during the option period. The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Fund may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

        MARRIED PUTS. The Fund may engage in a strategy known as "married puts." This strategy is most typically used when the Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale against the box (see "Short Sales Against the Box") but for various reasons is unable to do so. The Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, the Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an "in the money" over-the-counter put option to sell the common stock to the broker and generally will write an over-the-counter "out of the money" call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

        Holding the put option places the Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by the Fund. The writer of the put option may require that the Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see "Writing Call Options" above). In the event the stock price were to increase above the strike or exercise price of the option, the Fund would suffer a loss unless it first terminated the call by exercising the put.

        SPECIAL RISKS ASSOCIATED WITH OPTIONS ON SECURITIES. Exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risk apply to over-the-counter trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

        The Fund's purpose in selling covered options is to realize greater income than would be realized on portfolio securities transactions alone. The Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to exercise profitably the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security. The Fund will not purchase a put or call option if, as a result, the amount of premiums paid for all put and call options then outstanding would exceed 20% of the value of the Fund's total assets.

        The Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. The Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. The ability of a Fund to successfully utilize options may depend in part upon the ability of the Subadvisor to forecast interest rates and other economic factors correctly.

        The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

OPTIONS ON FOREIGN CURRENCIES

        The Fund may, to the extent that it invests in foreign securities, purchase and write options on foreign currencies. A Fund may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return through exposure to a foreign currency.

        The Fund may, for example, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio securities and against increases in the U.S. dollar cost of foreign securities to be acquired. The Fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund's assets are or may be denominated. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars which exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund's securities denominated in that currency.

        Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable the Fund to purchase currency for a fixed amount of dollars which is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of securities the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit the Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

        If the Fund anticipates a decline in the dollar value of foreign currency-denominated securities due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received by the Fund.

        Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow the Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in currency exchange rates.

        A call option written on foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency subject to the call or securities denominated in that currency or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund holds a call on the same foreign currency for the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the amount of the difference is maintained by a Fund in liquid assets in a segregated account with its custodian.

        Options on foreign currencies to be written or purchased by the Fund will be traded on U.S. and foreign exchanges or over-the-counter. Exchange-traded options generally settle in cash, whereas options traded over-the counter may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of options transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

        The Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency.

        There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, the Fund may be unable to close out a position.

        Currency options traded on U.S. or other exchanges may be subject to position limits which may limit the ability of the Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded over-the-counter may settle in cash or result in delivery of the underlying currency upon exercise of the option.

SECURITIES INDEX OPTIONS

        The Fund may purchase call and put options on securities indexes for the purpose of hedging against the risk of unfavorable price movements which may adversely affect the value of a Fund's securities.

        Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (ii) a fixed "index multiplier." In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

        A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500 Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100
Index. Indexes may also be
based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indexes are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange, and American Stock Exchange.

        The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the securities represented in the securities indexes on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on the Fund's transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indexes, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Fund.

        The Fund may sell securities index options prior to expiration in order to close out its positions in securities index options which it has purchased. The Fund may also allow options to expire unexercised.

FUTURES TRANSACTIONS

        The Fund may purchase and sell futures contracts on debt securities and on indexes of debt securities in order to attempt to protect against the effects of adverse changes in interest rates, to lengthen or shorten the average maturity or duration of the Fund's portfolio and for other appropriate risk management and investment purposes. For example, the Fund may purchase futures contracts as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's portfolio of fixed-income securities. Such futures contracts would obligate the Fund to make or take delivery of certain debt securities or an amount of cash upon expiration of the futures contract, although most futures positions typically are closed out through an offsetting transaction prior to expiration.

        The Fund may purchase and sell stock index futures to hedge the equity portion of the Fund's securities portfolios with regard to market (systematic) risk (involving the market's assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market's evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contract. The Fund may also purchase and sell other futures when deemed appropriate, in order to hedge the equity or non-equity portions of its portfolio. The Fund may, to the extent it invests in foreign securities, enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. The Fund may also purchase and write put and call options on futures contracts of the type into which the Fund is authorized to enter and may engage in related closing transactions. In the United States, all such futures on debt securities, debt index futures, stock index futures, foreign currency futures and related options will be traded on exchanges that are regulated by the Commodity Futures Trading Commission ("CFTC"). Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges such as Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject the Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges. The Fund is not limited to the above-listed exchanges.

        A futures contract is an agreement to buy or sell a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of the Fund's current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. In the United States, futures contracts are traded on boards of trade which have been designated as "contract markets" or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through an "open outcry" auction on the exchange floor or through competitive trading on an electronic trading system. Currently, there are futures contracts based on a variety of instruments, indexes and currencies, including long-term U.S. Treasury bonds, Treasury notes, GNMA certificates, three-month U.S. Treasury bills, three-month domestic bank certificates of deposit, a municipal bond index and various stock indexes.

        When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets ("initial margin") as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency or index fluctuates, the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark-to-market its open futures positions. Moreover, the Fund will maintain sufficient liquid assets to cover its obligations under open futures contracts.

        The Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

        Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. The Fund may not purchase or sell a futures contract unless immediately after any such transaction the sum of the aggregate amount of margin deposits on its existing futures positions and the amount of premiums paid for related options is 20% or less of its total assets.

        FUTURES ON DEBT SECURITIES. A futures contract on a debt security is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery, during a particular future month, of securities having a standardized face value and rate of return. By purchasing futures on debt securities--assuming a "long" position--the Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed-upon price. By selling futures on debt securities--assuming a "short" position it will legally obligate itself to make the future delivery of the security against payment of the agreed-upon price. Open futures positions on debt securities will be valued at the most recent settlement price, unless such price does not appear to the Subadvisors to reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees.

        Hedging by use of futures on debt securities seeks to establish, more certainly than would otherwise be possible, the effective rate of return on portfolio securities. The Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities.

        When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position.

        On other occasions, the Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. The Fund may also purchase futures contracts as a substitute for the purchase of longer-term securities to lengthen the average duration of the Fund's portfolio.

        The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

        Depending upon the types of futures contracts that are available to hedge the Fund's portfolio of securities or portion of a portfolio, perfect correlation between the Fund's futures positions and portfolio positions may be difficult to achieve. Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when the Fund might wish to buy or sell a futures contract.

        SECURITIES INDEX FUTURES. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract's expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular stock index futures contract reflect changes in the specified index of equity securities on which the contract is based. A stock index is designed to reflect overall price trends in the market for equity securities.

        Stock index futures may be used to hedge the equity portion of a Fund's securities portfolio with regard to market (systematic) risk, as distinguished from stock-specific risk. The Fund may enter into stock index futures to the extent that they have equity securities in their portfolios. Similarly, the Funds may enter into futures on debt securities indexes (including the municipal bond index) to the extent they have debt securities in their portfolios. By establishing an appropriate "short" position in securities index futures, the Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, the Fund can seek to avoid losing the benefit of apparently low current prices by establishing a "long" position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, the Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indexes as a substitute for the purchase of longer-term debt securities to lengthen the average duration of the Fund's debt portfolio or to gain exposure to particular markets represented by the index.

        The Fund does not intend to use U.S. stock index futures to hedge positions in securities of non-U.S. companies.

        CURRENCY FUTURES. A sale of a currency futures contract creates an obligation by the Fund, as seller, to deliver the amount of currency called for in the contract at a specified future time for a specified price. A purchase of a currency futures contract creates an obligation by the Fund, as purchaser, to take delivery of an amount of currency at a specified future time at a specified price. The Fund may sell a currency futures contract if the Subadvisor anticipates that exchange rates for a particular currency will fall, as a hedge against a decline in the value of the Fund's securities denominated in such currency. If the Subadvisor anticipates that exchange rates will rise, the Fund may purchase a currency futures contract to protect against an increase in the price of securities denominated in a particular currency the Fund intends to purchase. Although the terms of currency futures contracts specify actual delivery or receipt, in most instances the contracts are closed out before the settlement date without the making or taking of delivery of the currency. Closing out of a currency futures contract is effected by entering into an offsetting purchase or sale transaction. To offset a currency futures contract sold by the Fund, the Fund purchases a currency futures contract for the same aggregate amount of currency and delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund is immediately paid the difference. Similarly, to close out a currency futures contract purchased by the Fund, the Fund sells a currency futures contract. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the offsetting sale price is less than the purchase price, the Fund realizes a loss.

        A risk in employing currency futures contracts to protect against the price volatility of portfolio securities denominated in a particular currency is that changes in currency exchange rates or in the value of the futures position may correlate imperfectly with changes in the cash prices of the Fund's securities. The degree of correlation may be distorted by the fact that the currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approached maturity.

        Another risk is that the Subadvisor could be incorrect in its expectation as to the direction or extent of various exchange rate movements or the time span within which the movements take place.

        OPTIONS ON FUTURES. For bona fide hedging and other appropriate risk management purposes, the Fund also may purchase and write call and put options on futures contracts which are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges. A "call" option on a futures contract gives the purchaser the right, in return for the premium paid, to purchase a futures contract (assume a "long" position) at a specified exercise price at any time before the option expires. A "put" option gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a "short" position), for a specified exercise price at any time before the option expires.

        Upon the exercise of a "call," the writer of the option is obligated to sell the futures contract (to deliver a "long" position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. Upon exercise of a "put," the writer of the option is obligated to purchase the futures contract (deliver a "short" position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. When an entity exercises an option and assumes a "long" futures position, in the case of a "call," or a "short" futures position, in the case of a "put," its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

        Options on futures contracts can be used by the Fund to hedge substantially the same risks and for the same duration and risk management purposes as might be addressed or served by the direct purchase or sale of the underlying futures contracts. If the Fund purchases an option on a futures contract, it may obtain benefits similar to those that would result if it held the futures position itself.

        The purchase of put options on futures contracts is a means of hedging the Fund's portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when the Fund is not fully invested or of lengthening the average maturity or duration of the Fund's portfolio. Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities or currencies, it may or may not be less risky than ownership of the futures contract or underlying securities or currencies.

        In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, the Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio securities or the currencies in which such securities are denominated that would have been reduced by losses on the futures position if the hedge had been effected through the use of futures.

        If the Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, the Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of securities held by or to be acquired for the Fund. If the option is exercised, the Fund will incur a loss in the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio securities or the currencies in which such securities are denominated.

        The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's holdings of securities or the currencies in which such securities are denominated.

        The writing of a put option on a futures contract is analogous to the purchase of a futures contract. For example, if the Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to the Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the Fund's purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market.

        While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, the Fund's ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market. The Fund will not purchase or write options on futures contracts unless the market for such options has sufficient liquidity such that the risks associated with such options transactions are not at unacceptable levels.

        LIMITATIONS ON PURCHASE AND SALE OF FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund will only enter into futures contracts or related options which are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. The Fund will not enter futures contracts for which the aggregate contract amounts exceed [100%] of the Fund's net assets. In addition, with respect to positions in futures and related options that do not constitute bona fide hedging positions, the Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed [20%] of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

        When purchasing a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

        When selling a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Fund's custodian).

        When selling a call option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

        When selling a put option on a futures contract, the Fund will maintain with its custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

        The requirements for qualification as a regulated investment company also may limit the extent to which the Fund may enter into futures, futures options or forward contracts. See "Tax Information."

        RISKS ASSOCIATED WITH FUTURES AND FUTURES OPTIONS. There are several risks associated with the use of futures contracts and futures options as hedging techniques. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund's securities being hedged. An incorrect correlation could result in a loss on both the hedged securities or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when the Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund's portfolio may decline. If this occurred, the Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

        Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

        There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position. If no liquid market exists, the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

        In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid market in the options. It is not certain that such a market will develop. Although the Fund generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that the Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

        Many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist. If the price of a futures contract changes more than the price of the securities or currencies, the Fund will experience either a loss or a gain on the futures contracts which will not be completely offset by changes in the price of the securities or currencies which are the subject of the hedge. In addition, it is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations.

        ADDITIONAL RISKS OF OPTIONS ON SECURITIES, FUTURES CONTRACTS, OPTIONS ON FUTURES CONTRACTS, AND FOREIGN CURRENCY. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) delays in a availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States,
(iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lesser trading volume.

LOAN PARTICIPATION INTERESTS

        The Fund may invest in participation interests in loans. The Fund's investment in loan participation interests may take the form of participation interests in, assignments of or novations of a corporate loan ("Participation Interests"). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests ("Participants"). In a novation, the Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, the Fund may purchase an assignment of all or a portion of a lender's interest in a corporate loan, in which case, the Fund may be required generally to rely on the assigning lender to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such lender's rights in the corporate loan. The Fund also may purchase a Participation Interest in a portion of the rights of a lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the agent bank or the borrower; rather the Fund must rely on the lending institution for that purpose. The Fund will not act as an agent bank, a guarantor or sole negotiator of a structure with respect to a corporate loan.

        In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders which are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for a registered investment company such as the Trust. The Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank monitors the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement the Fund has direct recourse against the borrower (which is unlikely), the Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given broad discretion in enforcing the corporate loan agreement, and is obligated to use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

        A financial institution's employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care or becomes insolvent, or has a receiver, conservator, or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. A successor agent bank generally will be appointed to replace the terminated bank, and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of the Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank's general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

        When the Fund acts as co-lender in connection with a participation interest or when the Fund acquires a Participation Interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests the Fund's Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Fund's qualitative standards. There is a risk that there may not be a readily available market for loan Participation Interests and, in some cases, this could result in the Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When the Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an "issuer" of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund's portfolio. The Fund considers Participation Interests not subject to puts to be illiquid.

        The principal credit risk associated with acquiring Participation Interests from a co-lender or another Participant is the credit risk associated with the underlying corporate borrower. The Fund may incur additional credit risk, however, when it is in the position of participant rather than a co-lender because the Fund must assume the risk of insolvency of the co-lender from which the Participation Interest was acquired and that of any person interpositioned between the Fund and the co-lender.

REAL ESTATE INVESTMENT TRUSTS ("REITS")

        REITs are pooled investment vehicles that invest primarily in either real estate or real estate-related loans. The Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent the Fund invests in REITs, the Fund is also subject to the risks associated with the direct ownership of real estate. These risks include: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Fund's shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

        REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than--and at times will perform differently from--large-capitalization stocks such as those found in the Dow Jones Industrial Average. In addition, because smaller-capitalization stocks are typically less liquid than large-capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

DOLLAR-WEIGHTED AVERAGE MATURITY

        Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of the Fund's portfolio. An obligation's maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule.

        For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

RESTRICTED SECURITIES

        Restricted securities are subject to legal restrictions on their sale. Difficulty in selling securities may result in a loss or be costly to the Fund. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder might obtain a less favorable price than prevailed when it decided to seek registration of the security.

SECURITIES OF OTHER INVESTMENT COMPANIES

        Securities of other investment companies, including shares of closed-end investment companies, unit investment trusts, and open-end investment companies, represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market.

SOURCES OF LIQUIDITY OR CREDIT SUPPORT

        Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts, and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Subadvisor may rely on their evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase a security supported by such enhancement. In evaluating the credit of a foreign bank or other foreign entities, the Subadvisor will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a Fund's share price.

STRIPPED SECURITIES

        Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

        Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. Government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

ILLIQUID SECURITIES

        Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to the Fund. Under the supervision of the Board of Trustees, the Subadvisor determine the liquidity of the Fund's investments and, through reports from the Subadvisor, the Board monitors investments in illiquid securities. In determining the liquidity of the Fund's investments, the Subadvisor may consider various factors, including (1) the frequency and volume of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, and (4) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security).

RISKS ASSOCIATED WITH DEBT SECURITIES

        To the extent that the Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by the Fund, and thus the net asset value of the shares of beneficial interest of the Fund, generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the average maturity of the Fund's investments, changes in the relative values of the currencies in which the Fund's investments are denominated relative to the U.S. dollar, and the extent to which the Fund hedges its interest rate, credit and currency exchange rate risks. Generally, a rise in interest rates will reduce the value of fixed income securities held by the Fund, and a decline in interest rates will increase the value of fixed income securities held by the Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

        Since shares of the Fund represent an investment in securities with fluctuating market prices, the value of shares of the Fund will vary as the aggregate value of the Fund's portfolio securities increases or decreases. Moreover, the value of lower rated debt securities that the Fund purchases may fluctuate more than the value of higher rated debt securities. Lower rated debt securities generally carry greater risk that the issuer will default on the payment of interest and principal. Lower rated fixed income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher rated securities which react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Fund but will be reflected in the net asset value of the Fund's shares.

        Corporate debt securities may bear fixed, contingent, or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

        When and if available, debt securities may be purchased at a discount from face value. From time to time, the Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

RISKS OF INVESTING IN HIGH YIELD SECURITIES ("JUNK BONDS")

        High Yield bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

        Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.

        Legislation designed to limit the use of high yield bonds in corporate transactions may have a material adverse effect on the Fund's net asset value and investment practices. In addition, there may be special tax considerations associated with investing in high yield bonds structured as zero coupon or payment-in-kind securities. The Fund records the interest on these securities annually as income even though it receives no cash interest until the security's maturity or payment date. Also, distributions on account of such interest generally will be taxable to shareholders even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may have to sell some of its assets to reduce the Fund's assets and may thereby increase its expense ratio and decrease its rate of return.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

        The Fund's investment restrictions set forth below are fundamental policies of the Fund; i.e., they may not be changed with respect to the Fund without a majority vote of the outstanding shares of the Fund, as defined in the 1940 Act. Except for those investment policies of the Fund specifically identified as fundamental in the Prospectus and this SAI, and the Fund's objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

        Unless otherwise indicated, all of the percentage limitations below, and in the investment restrictions recited in the Prospectuses, apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation. With respect to investment in illiquid securities, the Fund will consider taking measures to reduce the holdings of illiquid securities if they exceed the percentage limitation as a result of changes in the values of the securities as if liquid securities have become illiquid.

THE FUND MAY NOT:

 1. With respect to 75% of the Fund's total assets, invest more than 5% of the value of the total assets of the Fund in the securities of any one issuer, except U.S. government securities, or purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Fund.

         2. Borrow money except from banks on a temporary basis for extraordinary or emergency purposes, including the meeting of redemption requests, or by engaging in reverse repurchase agreements or comparable portfolio transactions provided that the Fund maintains asset coverage of at least 300% for all such borrowings, and no purchases of securities will be made while such borrowings exceed 5% of the value of the Fund's total assets.

         3. Purchase securities if such purchase would cause 25% or more in the aggregate of the market value of the total assets of the Fund to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in U.S. government securities or investments in repurchase agreements with respect thereto (for the purposes of this restriction, telephone companies are considered to be a separate industry from gas or electric utilities, and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated" (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its total assets in a particular industry) the Fund elect to be so classified and the foregoing limitation shall no longer apply with respect to the Fund.

         4. Purchase or sell real estate (excluding securities secured by real estate or interests therein or issued by companies that invest in or deal in real estate). The Trust reserves the freedom of action to hold and to sell real estate acquired for any Fund as a result of the ownership of securities. Purchases and sales of foreign currencies on a spot basis and forward foreign currency exchange contracts, options on currency, futures contracts on currencies or securities indices and options on such futures contracts are not deemed to be an investment in a prohibited commodity or commodity contract for the purpose of this restriction.

         5. Make loans to other persons, except loans of portfolio securities. The purchase of debt obligations and bankers' acceptances and commercial paper and the entry into repurchase agreements in accordance with the Fund's investment objectives and policies are not deemed to be loans for this purpose.

         6. Act as an underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the 1933 Act, as amended, in the disposition of portfolio securities.

         7. Issue senior securities, except to the extent permitted under the Investment Company Act of 1940.


                     NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

        In addition to the Fund's fundamental investment restrictions, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

        Unless otherwise indicated, all percentage limitations apply to the Fund only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund's net assets will not be considered a violation.

THE FOLLOWING ARE NON-FUNDAMENTAL RESTRICTIONS OF THE CORE EQUITY FUND. THE FUND MAY NOT:

(a) purchase from or sell portfolio securities of the Fund to any of the officers or Trustees of the Trust, its investment advisers, its principal underwriter or the officers, or directors of the Subadvisor or principal underwriter;

         (b) invest more than 15% of the net assets of the Fund (taken at market value at the time of the investment) in "illiquid securities," illiquid securities being defined to include securities subject to legal or contractual restrictions on resale (other than restricted securities eligible for resale pursuant to Rule 144A or Section 4(1) under the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board), repurchase agreements maturing in more than seven days, certain options traded over the counter that the Fund has written, securities for which market quotations are not available, or other securities which legally or in the opinion of the Subadvisor are deemed illiquid;

         (c) purchase the securities of other investment companies, except to the extent permitted by the 1940 Act or in connection with merger, consolidation, acquisition or reorganization;

         (d) invest in other companies for the purpose of exercising control or management;

         (e) purchase securities on margin except in connection with arbitrage transactions or make short sales, unless by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold, except that the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange contracts; and

         (f) purchase or sell any put or call options or any combination thereof, except that the Trust may purchase and sell or write (i) put and call options on currencies, securities indexes and covered put and call options on securities, and (ii) may also engage in closing purchase transactions with respect to any put and call option position it has entered into; and may not write any covered put options on U.S. government securities if, as a result, more than 50% of its total assets (taken at current value) would be subject to put options written by the Fund.

        "Value" for the purposes of all investment restrictions shall mean the value used in determining the Fund's net asset value.

        The Trustees have the ultimate responsibility for determining whether specific securities are liquid or illiquid. The Trustees have delegated the function of making day-to-day determinations of liquidity to the Subadvisors, pursuant to guidelines approved by the Trustees.

        The Subadvisor takes into account a number of factors in determining whether a Rule 144A security being considered for purchase by the Fund is liquid, including at least the following:

        (i) the frequency and size of trades and quotes for the Rule 144A security relative to the size of the Fund's holding;

        (ii) the number of dealers willing to purchase or sell the 144A security and the number of other potential purchasers;

        (iii)   dealer undertakings to make a market in the 144A security; and

        (iv) the nature of the 144A security and the nature of the market for the 144A security (i.e., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

        To the extent that the market for a Rule 144A security changes, a Rule 144A security originally determined to be liquid upon purchase may be determined to be illiquid.

        To make the determination that an issue of 4(2) commercial paper is liquid, a Subadvisor must conclude that the following conditions have been met:

        (a) the 4(2) commercial paper is not traded flat or in default as to principal or interest;

        (b)     the 4(2) commercial paper is rated:

        (i) in one of the two highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"); or

        (ii) if only one NRSRO rates the security, the 4(2) commercial paper is rated in one of the two highest rating categories by that NRSRO; or

        (iii) if the security is unrated, the Subadvisor has determined that the security is of equivalent quality based on factors commonly used by rating agencies; and

        (c) there is a viable trading market for the specific security, taking into account all relevant factors (e.g., whether the security is the subject of a commercial paper program that is administered by an issuing and paying agent bank and for which there exists a dealer willing to make a market in the security, the size of trades relative to the size of the Fund's holding or whether the 4(2) commercial paper is administered by a direct issuer pursuant to a direct placement program).

                              TRUSTEES AND OFFICERS

The Board of Trustees oversees the Funds, the Manager and the Subadvisor. Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees deemed to be "interested persons" of the Trust for purposes of the 1940 Act are indicated by an asterisk.

                                                                                PRINCIPAL
         NAME, ADDRESS                   POSITION(S)                          OCCUPATION(S)
            AND AGE                      WITH TRUST                        DURING PAST 5 YEARS
------------------------------         --------------    -------------------------------------------------------
 Richard M. Kernan, Jr.*               Chairman and      Director, MainStay VP Series Fund, Inc.,
 51 Madison Avenue, Room 1305          Trustee           January 1987 to present; Chairman of the Board
 New York, NY 10010                                      and Chief Executive Officer, MainStay VP
 Date of Birth: 12/13/40                                 Series Fund, Inc., August 1989 to present;
                                                         Executive Vice President and Chief Investment
                                                         Officer, New York Life Insurance Company, March 1995
                                                         to present; Member of the Board of Directors, New
                                                         York Life Insurance Company, November 1996 to present
                                                         and Chairman of the Investment Committee from January
                                                         1997 to present; Director, MacKay Shields LLC, 1988
                                                         to present; and Director, Express Scripts, 1992 to
                                                         present.

 Stephen C. Roussin*                   President,        President and Chief Operating Officer, New York
 169 Lackawanna Avenue                 Chief Executive   Life Investment Management LLC (including
 Parsippany, NJ 07054                  Officer and       predecessors) 1999 to present; Director and
 Date of Birth: 7/12/63                Trustee           Chairperson, Eclipse Funds Inc. (formerly MainStay
                                                         Institutional Funds Inc.), New York Life 1997 to
                                                         present; Senior Vice President, Insurance Company,
                                                         1997 to present; Director, New York Life Trust
                                                         Company, 1997 to present; Manager, New York Life
                                                         Benefit Services LLC, 1997 to present; Director,
                                                         NYLIFE Securities, Inc., 1997 to present; Manager and
                                                         Chairman, MainStay Shareholder Services LLC, 1997 to
                                                         present; Director, Eagle Strategies Corp., 1997 to
                                                         present; Manager, President and Chief Executive
                                                         Officer, MainStay Management LLC, 1997 to March 2000,
                                                         and Chairman and Manager, March 2000 to present;
                                                         Director, NYLIFE Distributors, Inc., 1997 to present,
                                                         Chairman, March 2000 to present, and Senior Vice
                                                         President, 1997 to March 2000; Chairman and Director,
                                                         New York Life Trust Company, FSB, June 2000 to
                                                         present; Senior Vice President, Smith Barney Asset
                                                         Management, 1994 to 1997; Trustee, NYLIM Institutional
                                                         Funds, since inception in May 2001.

 Harry G. Hohn*                        Trustee           Retired Chairman and Chief Executive Officer,
 51 Madison Avenue                                       New York Life Insurance Company; Chairman of
 New York, NY 10010                                      the Board and Chief Executive Officer, New York
 Date of Birth: 3/1/32                                   Life Insurance Company, 1990 to 1997, and  Director,
                                                         1985 to present; Chairman of the Board, Life
                                                         Insurance Council of New York, 1996 to 1997;
                                                         Director, Million Dollar Roundtable Foundation, 1996
                                                         to 1997; Director, Insurance Marketplace Standards
                                                         Association, 1996 to 1997; Director, CK Witco
                                                         Corporation, 1989 to present; Member, International
                                                         Advisory Board of Credit Commercial de France, 1995
                                                         to 1999; and a Life Fellow of the American Bar
                                                         Foundation.

 Edward J. Hogan                       Trustee           Rear Admiral U.S. Navy (Retired); and Independent
 P.O. Box 2321                                           Management Consultant, 1992 to 1997.
 Sun Valley, ID 83353
 Date of Birth: 8/17/32

                                                                                PRINCIPAL
        NAME, ADDRESS                  POSITION(S)                            OCCUPATION(S)
           AND AGE                     WITH TRUST                          DURING PAST 5 YEARS
----------------------------         --------------    ---------------------------------------------------------
 Charlynn Goins                      Trustee           Consultant to U.S. Commerce Department,
 30 Beekman Place                                      Washington, DC, 1998 to 2000; Senior Vice
 New York, NY 10022                                    President, Prudential Mutual Funds and
 Date of Birth: 9/15/42                                Annuities, Newark, NJ, 1990 to 1997; Director, The
                                                       Community's Bank, Bridgeport, CT, 2000 to present;
                                                       Director, Urban Financial Group, Bridgeport, CT, 2000
                                                       to present; Trustee, Beth Israel Hospital, New York,
                                                       NY, 1998 to present; Director, FOJP Service
                                                       Corporation, New York, NY, 1999 to present; Director, A
                                                       Better Chance, Inc., New York, NY, 1995 to present; and
                                                       Director, Community Television Foundation of South
                                                       Florida, Incorporated, Miami, FL, 1996 to present.

 Terry L. Lierman                    Trustee           President, Capitol Associates, Inc., 1984 to
 6301 Mountain Branch Court                            present; Managing Director, The Life Services
 Bethesda, MD 20817                                    Trust, 1998 to present; Vice Chair, Employee
 Date of Birth: 1/4/48                                 Health Programs, 1990 to present; Vice Chair,
                                                       Thera Com Inc., 1994 to present; Director, PeacePac,
                                                       1994 to present; Commissioner, State of Maryland,
                                                       Higher Education Commission, 1995 to present; Chair,
                                                       National Organization on Fetal Alcohol Syndrome, 1993
                                                       to present; Board Member, Hollings Cancer Center,
                                                       Medical University of South Carolina, 1993 to present;
                                                       Member, UNICEF National Board, 1993 to present; Board
                                                       Member - KIDS (Kids in Distressed Situations) 1996 to
                                                       present; Member, Business Leaders for Sensible
                                                       Priorities, 1998 to present; and Board member,
                                                       Discovery Creek Children's Museum, 1997 to present.

 John B. McGuckian                   Trustee           Chairman of the Board, Ulster Television plc,
 Ardverna                                              1990 to present; Director, Ulster Television
 Cloughmills                                           plc, 1970 to present; Chairman of the Board,
 Ballymena, County Antrim                              Tedcastle Holding Ltd. (energy), 1995 to
 BT44 9NL Northern Ireland                             present; Director, Coneen Textiles Ltd. (clothing
 Date of Birth: 11/13/39                               manufacturer), 1967 to present; Director, Allied
                                                       Irish Banks plc, 1977 to present; Chairman, First Trust
                                                       Bank, 1991 to present; Director, Unidare plc
                                                       (engineering), 1986 to present; Director, Irish
                                                       Continental Group plc (ferry operations), 1988 to
                                                       present; Director, Harbour Group Ltd. (management
                                                       company), 1980 to present; Chairman, Industrial
                                                       Development Board, 1990 to 1997; and Chairman of Senate
                                                       and Senior Pro-Chancellor, Queen's University, 1986 to
                                                       1999.

 Donald E. Nickelson                 Trustee           Vice Chairman, Harbour Group Industries, Inc.,
 1701 Highway A1A, Suite 218                           1991 to present; Director, Harbour Group, 1986 to present;
 Vero Beach, FL 32963                                  Director, Sugen, Inc., 1992 to 1999; Chairman of the
 Date of Birth: 12/9/32                                Board, Omniquip International, Inc., 1996 to 1999; and
                                                       Director, Carey Diversified, L.L.C., January 1, 1998
                                                       to present.


 Donald K. Ross*                     Trustee           Retired Chairman and Chief Executive Officer, New York
 953 Cherokee Lane                                     Life Insurance Company;  Director, MacKay Shields LLC,
 Franklin Lakes, NJ 07417                              1984 to present; and Trustee, Consolidated Edison Company
 Date of Birth: 7/1/25                                 of New York, Inc., 1976 to 1998.

                                                                                PRINCIPAL
           NAME, ADDRESS                 POSITION(S)                          OCCUPATION(S)
              AND AGE                    WITH TRUST                        DURING PAST 5 YEARS
  -----------------------------        --------------    -------------------------------------------------------
   Richard S. Trutanic                 Trustee           Senior Managing Director, Groupe Arnault
   1155 Connecticut Ave. N.W.                            (private investment firm),1999 to present;
   Suite 400                                             Chairman, The Somerset Group (financial
   Washington, DC 20036                                  advisory firm), 1990 to present; Chief
   Date of Birth: 2/13/52                                Executive Officer and President, Americap
                                                         L.L.C. (Financial Advisory Firm), 1997 to
                                                         present; and Director, Allin Communications
                                                         Corporation, 1996 to 1997.

   Gary E. Wendlandt*                  Trustee           Executive Vice President, New York Life
   51 Madison Avenue, Room 201                           Insurance Company, May 1999 to present; Chief
   New York, New York 10010                              Executive Officer, Chairman and Manager, New
   Date of Birth:  10/8/50                               York Life Investment Management LLC (including
                                                         predecessors), December 1999 to present; Manager, New
                                                         York Life Benefit Services; Manager, MainStay
                                                         Shareholder Services; Director, NY LIFE Distributors,
                                                         Inc., March 2000 to present; Manager, Monitor Capital
                                                         Advisors LLC, March 2000 to February 2001; Manager,
                                                         Madison Square Advisors LLC, March 2000 to February
                                                         2001; and Executive Vice President and Chief
                                                         Investment Officer, MassMutual Life Insurance
                                                         Company, June 1993 to 1999.

   Jefferson C. Boyce                  Senior Vice       Senior Vice President, New York Life Insurance
   51 Madison Avenue                   President         Company, 1994 to present; Portfolio Manager,
   New York, NY 10010                                    New York Life Investment Management LLC, March
   Date of Birth: 9/17/57                                2000 to present; Director, Monitor Capital
                                                         Advisors, LLC, 1991 to 2000; Senior Vice
                                                         President, Eclipse Funds Inc. (formerly
                                                         MainStay Institutional Funds Inc.), 1998 to
                                                         present; Director, MSC Holding, Inc., 1992 to
                                                         present and Secretary, 1994 to present;
                                                         Director, Eagle Strategies Corp., 1993 to
                                                         present; Director, NYLIFE Equity, Inc., 1993 to
                                                         present; President and Chief Executive Officer,
                                                         NYLIFE Distributors, Inc., 1996 to present and
                                                         Director, 1993 to present; Director, NYLIFE
                                                         LLC, 1993 to present; Director, NYLIFE
                                                         Structured Asset Management Company Ltd, 1993
                                                         to present; Director, CNP Realty Investments,
                                                         Inc., 1994 to present; Director, New York Life
                                                         Benefit Services, LLC, 1994 to present;
                                                         Director, NYLIFE Depositary Corporation, 1994 to
                                                         present; and Director, NYLIFE SFD Holding Inc.
                                                         (formerly NAFCO, Inc.), 1994 to present;
                                                         Director, President and Chief Executive
                                                         Officer, NYLIFE Securities Inc., 1996 to
                                                         present; and Chairman and Director, MainStay
                                                         Shareholder Services, 1997 to present.

   Patrick J. Farrell                  Vice President,   Managing Director, New York Life Investment
   51 Madison Avenue                   Treasurer and     Management, LLC (including predecessor), 1998 to
   New York, NY 10010                  Chief Financial   present; Corporate Vice President, New York
   Date of Birth: 9/27/59              and Accounting    Life Insurance Company, 1996 to 1998; Vice
                                       Officer           President, Corporate Vice President and
                                                         Assistant Treasurer, NYLIFE Distributors, Inc.,
                                                         1996 to 1998; Assistant Treasurer of Eclipse
                                                         Funds Inc. (formerly MainStay Institutional
                                                         Funds Inc.), 1996 to present; Assistant
                                                         Treasurer, MainStay VP Series Fund, 1996 to
                                                         present; and Assistant Treasurer, Eclipse
                                                         Funds, 1996 to present.

                                                                                PRINCIPAL
          NAME, ADDRESS                POSITION(S)                            OCCUPATION(S)
             AND AGE                   WITH TRUST                          DURING PAST 5 YEARS
  ---------------------------        --------------     --------------------------------------------------------
   Robert A. Anselmi                 Secretary          Senior Managing Director and General Counsel,
   51 Madison Avenue                                    New York Life Investment Management  LLC, May
   New York, New York 10010                             2000 to present; Senior Vice President, New
   Date of Birth: 10/19/46                              York Life Insurance Company, May 2000 to
                                                        present; Secretary, MainStay VP Series Fund,
                                                        Inc.,  February 2001 to present; Secretary,
                                                        Eclipse Funds Inc. (formerly MainStay Institutional
                                                        Funds Inc.), February 2001 to present; Secretary,
                                                        Eclipse Funds, February 2001 to present; Managing
                                                        Director and Senior Counsel, Lehman Brothers Inc.,
                                                        October 1998 to December 1999; General Counsel and
                                                        Managing Director, JP Morgan Investment Management
                                                        Inc., 1986 to September 1998.

   Richard W. Zuccaro*               Tax Vice           Vice President, New York Life Insurance
   51 Madison Avenue                 President          Company, 1995 to present; Tax Vice President,
   New York, NY 10010                                   NYLIFE Securities Inc., 1987 to present; Tax
   Date of Birth: 12/12/49                              Vice President, NYLIFE SFD Holding Inc., 1990
                                                        to present; Tax Vice President, NYLIFE
                                                        Depositary Inc., 1990 to present; Tax Vice
                                                        President, NYLIFE LLC., 1990 to present; Tax
                                                        Vice President, NYLIFE Insurance Company of
                                                        Arizona, 1990 to present; Tax Vice President,
                                                        NYLIFE Realty Inc., 1991 to present; Tax Vice
                                                        President, NYLICO Inc., 1991 to present; Tax
                                                        Vice President, New York Life Fund Inc., 1991
                                                        to present; Tax Vice President, New York Life
                                                        International Investment, Inc., 1991 to
                                                        present; Tax Vice President, NYLIFE Equity
                                                        Inc., 1991 to present; Tax Vice President,
                                                        NYLIFE Funding Inc., 1991 to present; Tax Vice
                                                        President, NYLCO Inc., 1991 to present; Tax
                                                        Vice President, MainStay VP Series Fund, Inc.,
                                                        1991 to present; Tax Vice President, CNP Realty
                                                        Investments, Inc., 1991 to present; Tax Vice
                                                        President, New York Life Worldwide Holding,
                                                        Inc., 1992 to present; Tax Vice President,
                                                        NYLIFE Structured Asset Management Company
                                                        Ltd., 1992 to present; Tax Vice President,
                                                        Eclipse Funds Inc. (formerly MainStay
                                                        Institutional Funds Inc.), 1992 to present; Tax Vice
                                                        President, Eagle Strategies Corp. (registered
                                                        investment adviser), 1993 to present; Tax Vice
                                                        President, NYLIFE Distributors, Inc., 1993 to
                                                        present; Vice President and Assistant
                                                        Controller, New York Life Insurance and Annuity
                                                        Corp., 1995 to present; Vice President, NYLCare
                                                        Health Plans, Inc., 1995 to present; Vice
                                                        President-Tax, New York Life and Health Tax
                                                        Insurance Co., 1996 to present; Vice President
                                                        New York Life Trust Company, 1996 to present;
                                                        Tax Vice President, Monitor Capital Advisors
                                                        LLC, 1996 to 2000; Tax Vice President, NYLINK
                                                        Insurance Agency Incorporated, 1996 to present;
                                                        Tax Vice President, MainStay Shareholder
                                                        Services LLC, 1997 to present; and Tax Vice
                                                        President, NYLIM Institutional Funds, since
                                                        inception in May 2001.

----------
  * As indicated in the above table, certain trustees and officers may also hold positions with MacKay Shields, New York Life Investment Management LLC, Eclipse Funds, Eclipse Funds Inc., New York Life Insurance Company, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc.

        The Independent Trustees of the Trust receive from the Trust an annual retainer of $45,000, a fee of $2,000 for each Board of Trustees meeting and a fee of $1,000 for each Board committee meeting attended and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. The Lead Independent Trustee is also paid an annual fee of $20,000. Trustees who are affiliated with New York Life Insurance Company do not receive compensation from the Trust.

        For the fiscal year ended December 31, 2000, the Trustees received the following compensation from the Trust and from certain other investment companies (as indicated) that have the same investment advisers as the Trust or an investment adviser that is an affiliated person of one of the Trust's investment advisers:

                                                   AGGREGATE                TOTAL COMPENSATION
                      NAME OF                      COMPENSATION               FROM REGISTRANT
                      TRUSTEE                     FROM THE TRUST              PAID TO TRUSTEES
            --------------------------          -------------------        ---------------------
                 Edward J. Hogan                    57,000                       57,000
                 Nancy M. Kissinger*                57,000                       57,000
                 Terry L. Lierman                   55,000                       55,000
                 Donald E. Nickelson                76,000                       76,000
                 Richard S. Trutanic                51,000                       51,000
                 John B. McGuckian                  55,000                       55,000

----------
*       Resigned March 13, 2001.


        As of __________, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of the of Fund.

                 THE MANAGER, THE SUBADVISOR AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

        Pursuant to the Management Agreement for the Fund, NYLIM, subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Fund, administers the Fund's business affairs and has investment advisory responsibilities. NYLIM is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life").

        The Management Agreement will continue in effect thereafter only if such continuance is specifically approved after the initial two years and, thereafter, at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Trustees who are not "interested persons" of the Trust or the Manager (as the term is defined in the 1940 Act) (the "Independent Trustees"). The Trustees, including the Independent Trustees, approved the Management Agreement on behalf of the Core Equity Fund at an in-person meeting held on ___________, 2001.

        The Manager has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed.

        The Management Agreement provides that the Manager shall not be liable to the Fund for any error or judgment by the Manager or for any loss sustained by the Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

        In connection with its administration of the business affairs of the Fund, and except as indicated in the Prospectus under the heading "Manager, Subadvisor and Distributor," the Manager bears the following expenses:

         (a) the salaries and expenses of all personnel of the Trust and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or Subadvisor;

         (b) the fees to be paid to the Subadvisor pursuant to the Subadvisory Agreement; and

         (c) all expenses incurred by the Manager in connection with administering the ordinary course of the Fund's business, other than those assumed by the Trust.

SUBADVISORY AGREEMENT

        Pursuant to the Subadvisory Agreement between the Manager and McMorgan & Company LLC ("McMorgan" or "Subadvisor") with respect to the Core Equity Fund and subject to the supervision of the Trustees of the Trust and the Manager in conformity with the stated policies of the Fund and the Trust, the Subadvisor manages the Fund's portfolio, including the purchase, retention, disposition and loan of securities. As compensation for services, the Manager, not the Fund, pays the Subadvisor a monthly fee calculated on the basis of the Fund's average daily net assets during the preceding month at the following annual rate:

                                                             ANNUAL RATE
     Core Equity Fund                                          [_____%]

        The Subadvisory Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Trustees who are not "interested persons" of the Trust, the

Manager, or the Subadvisor (as the term is defined in the 1940 Act) (the "Independent Trustees"). The Trustees, including the Independent Trustees, approved the Subadvisory Agreement on behalf of the Core Equity Fund at an in-person meeting held on ___________, 2001.

        The Subadvisor has authorized any of its directors, officers and employees who have been elected or appointed as Trustees or officers of the Trust to serve in the capacities in which they have been elected or appointed. In connection with the services they render, the Subadvisor bears the salaries and expenses of all of its personnel.

        The Subadvisory Agreement provides that the Subadvisor shall not be liable to the Fund for any error of judgment by the Subadvisor or for any loss suffered by the Fund except in the case of the Subadvisor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Sub-Advisory Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

        Because the Fund has not yet commenced operations, no fees have been paid under the Management Agreement or the Subadvisory Agreement.


DISTRIBUTION AGREEMENT

        NYLIFE Distributors Inc. serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to Distribution Agreements dated January 1, 1994. NYLIFE Securities Inc. ("NYLIFE Securities") sells shares of the Fund pursuant to a dealer agreement with the Distributor. The Distributor and other broker-dealers will pay commissions to salesmen as well as the cost of printing and mailing prospectuses to potential investors and of any advertising incurred by them in connection with their distribution of Trust shares. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale. The Distributor is not obligated to sell any specific amount of the Trust's shares. The Distributor receives sales loads and distribution plan payments.

        The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to the Fund or any class of shares of the Fund. The Distribution Agreement for the Core Equity Fund was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust or the Distributor nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement (the "Independent Trustees") at a meeting held on _____________, 2001.

        After an initial two-year period, the Distribution Agreements is subject to annual approval by the Board of Trustees. The Distribution Agreement is terminable with respect to the Fund at any time, without payment of a penalty, by vote of a majority of the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, upon 60 days' written notice to the Distributor, or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice to the Trust. The Distribution Agreements will terminate in the event of their assignment.

DISTRIBUTION PLANS

        The Fund has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for each class of shares of the Fund (the "Class A Plans," the "Class B Plans," the "Class C Plans" and, collectively, the "Plans"). Under the Plans, a class of shares of the Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. Each Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the

Distributor. Authorized distribution expenses include the Distributor's interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee received by it during the early years of the operation of a Plan. For example, the Distributor will advance to dealers who sell Class B shares of the Fund an amount equal to 4% of the aggregate net asset value of the shares sold. Dealers meeting certain criteria established by the Distributor, which may be changed from time to time, may receive additional compensation. In addition, with respect to Class A and Class B shares, the Distributor may pay dealers an ongoing annual service fee equal to 0.25% of the aggregate net asset value of shares held by investors serviced by the dealer. With regard to Class B shares that are converted to Class A shares, the Manager may continue to pay the amount of the annual service fee to dealers after any such conversion.

        The Distributor will advance to dealers who sell Class C shares of the Fund an amount equal to 1% of the aggregate net asset value of the shares sold. In addition, the Distributor may make payments quarterly to dealers in an amount up to 1.00% on an annualized basis of the average net asset value of the Class C shares which are attributable to shareholders for whom the dealers are designated as dealers of record.

        In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years.

        If the Plans for the Fund are terminated, the Fund will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. Plans may be terminated only by specific action of the Board of Trustees or shareholders.

        Plan revenues may be used to reimburse third parties which provide various services to shareholders who are participants in various retirement plans. These services include aggregating and processing purchase and redemption orders for participant shareholders, processing dividend payments, forwarding shareholder communications, and recordkeeping. Persons selling or servicing different classes of shares of the Fund may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares.

        Under the Class A Plan, Class A shares of the Fund pay the Distributor a monthly fee at the annual rate of 0.25% of the average daily net assets of the Fund's Class A shares for distribution or service activities, as designated by the Distributor.

        As noted above, the Class B shares of the Fund also have adopted Rule 12b-1 distribution plans.

        Under the current Class B plan, the Fund's Class B shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class B shares. Pursuant to the Class B Plan, the Class B shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund's Class B shares.

        The Class C shares of the Fund also have adopted Rule 12b-1 distribution plans.

        Under the Class C plan, the Fund's Class C shares pay a monthly distribution fee to the Distributor at the annual rate of 0.75% of the average daily net assets attributable to the Fund's Class C shares. Pursuant to the Class C Plans, the Class C shares also pay a service fee to the Distributor at the annual rate of 0.25% of the average daily net assets of the Fund's Class C shares.

        Each Plan shall continue in effect from year to year, provided such continuance is approved annually by a vote of the Trustees in the manner described above. No Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of the Fund, and all material amendments of each Plan must also be approved by the Trustees in the manner described above. Each Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act) on not more than 30 days' written notice to any other party to the Plan. So long as any Plan is in effect, the selection and nomination of Trustees who are not such interested persons has been committed to those Trustees who are not such interested persons. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders. Pursuant to the Class A, Class B and Class C Plans, the Distributor shall provide the Trust for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under each Plan and the purpose for which such expenditures were made. In the Trustees' quarterly review of each Plan, they will consider its continued appropriateness and the level of compensation provided therein.

        Pursuant to a rule of the National Association of Securities Dealers, Inc., the amount which the Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund's shares since inception of the Fund's Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Fund to the Distributor).

        Because the Fund commenced operations January ___, 2002, no distribution or service fees pursuant to the Class A, Class B, and Class C Plans have been paid. Similarly, the Distributor did not retain any amounts for sales charges including CDSC for Class A Shares of the Fund and no investors paid contingent deferred sales charges.

OTHER SERVICES

        Pursuant to an Accounting Agreement with the Trust, dated October 24, 1997, the Manager performs certain bookkeeping and pricing services for the Fund. The Fund will bear an allocable portion of the cost of providing these services to the Trust. The Core Equity Fund has not yet paid any amounts for these services.

        In addition, the Fund may reimburse NYLIFE Securities, NYLIFE Distributors and MSS, a division of NYLIM SC, the Fund's transfer agent and an affiliate of New York Life Investment Management LLC, for the cost of certain correspondence to shareholders and the establishment of shareholder accounts.

EXPENSES BORNE BY THE TRUST

        Except for the expenses to be paid by the Manager as described in the Prospectuses, the Trust, on behalf of the Fund, is responsible under its Management Agreement for the payment of expenses related to the Fund's operations, including (i) the fees payable to the Manager, (ii) the fees and expenses of Trustees who are not affiliated with the Manager or Subadvisor,
(iii) certain fees and expenses of the Trust's Custodians and Transfer Agent,
(iv) the charges and expenses of the Trust's legal counsel and independent accountants, (v) brokers' commissions and any issue or transfer taxes chargeable to the Trust, on behalf of the Fund, in connection with its securities transactions, (vi) the fees of any trade association of which the Fund or the Trust is a member, (vii) the cost of share certificates representing shares of the Fund, (viii) reimbursement of a portion of the organization expenses of the Fund and the fees and expenses involved in registering and maintaining registration of the Trust and of its shares with the SEC and registering the Trust as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the Trust's registration statements and prospectuses for such purposes, (ix) allocable communications expenses with respect to investor services and all expenses of shareholders' and Trustees' meetings and preparing, printing and mailing prospectuses and reports to shareholders, (x) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund's business, (xi) any expenses assumed by the Fund pursuant to its plan of distribution, (xii) all taxes and business fees payable by the Fund to federal, state or other governmental agencies, and (xiii) costs associated with the pricing of the Fund's shares. Fees and expenses of legal counsel, registering shares, holding meetings and communicating with shareholders include an allocable portion of the cost of maintaining an internal legal and compliance department.

        The Fund has entered into a committed line of credit with The Bank of New York as agent, and various other lenders from whom the Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized in periods when the Fund experiences unusually large redemption requests. A mutual fund is considered to be using leverage whenever it borrows an amount more than 5% of its assets. The Fund does not intend to borrow for the purpose of purchasing securities using the credit facility or any other source of borrowed funds.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

        Purchases and sales of securities on a securities exchange are effected by brokers, and the Fund pays a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the over-the-counter markets, securities (i.e., municipal bonds, other debt securities and some equity securities) are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain over-the-counter securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

        The primary consideration in placing portfolio security transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Subadvisor attempts to achieve this result by selecting broker-dealers to execute portfolio transactions on behalf of the Fund and its other clients on the basis of the broker-dealers' professional capability, the value and quality of their brokerage services and the level of their brokerage commissions. Consistent with the foregoing primary considerations, the Conduct Rules of the NASD and such other policies as the Trustees may determine, the Subadvisor may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

        NYLIFE Securities (the "Affiliated Broker") may act as broker for the Fund. In order for the Affiliated Broker to effect any portfolio transactions for the Fund on an exchange, the commissions, fees or other remuneration received by the Affiliated Broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow the Affiliated Broker to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arms-length transaction. The Fund will not deal with the Affiliated Broker in any portfolio transaction in which the Affiliated Broker acts as principal.

        Under the Subadvisory Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Subadvisor may cause the Fund to pay a broker-dealer (except the Affiliated Broker) which provides brokerage and research services to the Subadvisor an amount of commission for effecting a securities transaction for the Fund in excess of the amount other broker-dealers would have charged for the transaction if the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Subadvisor's overall responsibilities to the Trust or to its other clients. The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

        Although commissions paid on every transaction will, in the judgment of the Subadvisor, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers (except the Affiliated Broker) who were selected to execute transactions on behalf of the Trust and the Subadvisor's other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

        Broker-dealers may be willing to furnish statistical, research and other factual information or services ("Research") to the Subadvisor for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Subadvisor's clients and not solely or necessarily for the benefit of the Trust. The Subadvisor's investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Subadvisor as a consideration in the selection of brokers to execute portfolio transactions.

        In certain instances there may be securities which are suitable for the Fund's portfolio as well as for that of another Fund or one or more of the other clients of the Subadvisor. Investment decisions for the Fund and for the Subadvisor's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. The Trust believes that over time its ability to participate in volume transactions will produce better executions for the Fund.

        The Subadvisory fee that the Manager pays on behalf of the Fund to the Subadvisor will not be reduced as a consequence of the Subadvisor's receipt of brokerage and research services. To the extent the Fund's portfolio transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount which cannot be clearly determined. Such services would be useful and of value to the Subadvisor in serving both the Fund and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Subadvisor in carrying out their obligations to the Fund.

        The Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

        The turnover rate for the Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions, particularly in the case of equity oriented funds, or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may also result in the realization of an increase in net short-term capital gains by the Fund which, when distributed to non-tax exempt shareholders, will be treated as dividends (ordinary income).

                                 NET ASSET VALUE

        The Trust determines the net asset value per share of each class of the Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated as of the close of the first session of the New York Stock Exchange (currently 4:00 p.m., New York time) for each class of shares of each Fund by dividing the current market value of the total assets attributable to that class, by the total number of outstanding shares of that class.

        Portfolio securities of the Fund are valued (a) by appraising common and preferred stocks which are traded on the New York Stock Exchange at the last sale price of the first session on that day or, if no sale occurs, at the mean between the closing bid price and asked price; (b) by appraising other common and preferred stocks as nearly as possible in the manner described in clause (a) if traded on any other exchange, including the National Association of Securities Dealers National Market System and foreign securities exchanges; (c) by appraising over-the-counter common and preferred stocks quoted on the National Association of Securities Dealers NASDAQ system (but not listed on the National Market System) at the closing bid price supplied through such system;
(d) by appraising over-the-counter common and preferred stocks not quoted on the NASDAQ system and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a pricing agent selected by the Fund's Subadvisor if the prices are deemed by the Subadvisor to be representative of market values at the close of the first session of the New York Stock Exchange; (e) by appraising debt securities at prices supplied by a pricing agent selected by the Subadvisor, which prices reflect broker-dealer-supplied valuations and electronic data processing techniques and/or matrix pricing if those prices are deemed by the Fund's Subadvisor to be representative of market values at the close of the first session of the New York Stock Exchange; (f) by appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded; and (g) by appraising all other securities and other assets, including over-the-counter common and preferred stocks not quoted on the NASDAQ system, securities listed or traded on foreign exchanges whose operations are similar to the U.S. over-the-counter market and debt securities for which prices are supplied by a pricing agent but are not deemed by the Fund's Subadvisor to be representative of market values, but excluding money market instruments with a remaining maturity of 60 days or less and including restricted securities and securities for which no market quotation is available, at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculations may be done by others. Money market instruments held by the Fund with a remaining maturity of 60 days or less are valued by the amortized cost method unless such method does not represent fair value. Forward foreign currency exchange contracts held by the Fund are valued at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations.

        Portfolio securities traded on more than one U.S. national securities exchange or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank or broker-dealer. If such quotations are not available, the rate of exchange will be determined in accordance with policies established by the Trustees. For financial accounting purposes, the Trust recognizes dividend income and other distributions on the ex-dividend date, except that certain dividends from foreign securities are recognized as soon as the Trust is informed after the ex-dividend date.

        Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the New York Stock Exchange is open for trading). In addition, European or Far Eastern securities trading generally in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which the Fund's net asset values are not calculated. Such calculation of net asset value does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation.

        Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange generally will not be reflected in the Fund's calculation of net asset values. However, the Subadvisor, in consultation with the Manager, may, in its judgement, determine that an adjustment to the Fund's net asset value should be made because intervening events have caused the Fund's net asset value to be materially inaccurate.

        The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect to the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

        To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the net asset value of such fund(s) or class(es) will be calculated as of December 31.

                         SHAREHOLDER INVESTMENT ACCOUNT

        A Shareholder Investment Account is established for each investor in the Fund, under which a record of the shares of the Fund held is maintained by MSS. If a share certificate is desired, it must be requested in writing for each transaction. There is no charge to the investor for issuance of a certificate. Whenever a transaction takes place in the Fund, the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders will be sent a monthly statement for each month in which a transaction occurs.

                            SHAREHOLDER TRANSACTIONS

        MSS may accept written requests from at least one of the owners of a Shareholder Investment Account for the following account transactions and/or maintenance's:

-     dividend and capital gain changes (including moving dividends between account registrations);
-     address changes;
-     certain Systematic Investment Plan and Systematic Withdrawal Plan changes
      (including increasing or decreasing amounts and plan termination);
-     exchange requests between identical registrations; and
-     redemptions less than $100,000 to the record address only.

                 PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE

HOW TO PURCHASE SHARES OF THE FUNDS

GENERAL INFORMATION

        The three classes of shares each represent an interest in the same portfolio of investments of the Fund, have the same rights and are identical in all respects, except that, to the extent applicable, each Class bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its sales arrangements. Each class of the Fund has exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of the Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by the amount of the higher Rule 12b-1 fee and incremental expenses associated with such class. Likewise, the NAV of the Class B and Class C shares generally will be reduced by such class specific expenses (to the extent the Fund has undistributed net income) and investment performance of Class B and Class C shares will be lower than that of Class A shares. For additional information on the features of Class A, Class B and Class C shares, see "Alternative Sales Arrangements."

BY MAIL

        Initial purchases of shares of the Fund should be made by mailing the completed application form to the investor's Registered Representative. Shares of the Fund may be purchased at the NAV per share next determined after receipt in good order of the purchase order by that Fund plus any applicable sales charge.

BY TELEPHONE

        An investor may make an initial investment in the Fund by having his or her Registered Representative telephone MSS between 8:00 AM and 4:00 PM, Eastern time, on any day the New York Stock Exchange is open. The purchase will be effected at the NAV per share next determined following receipt of the telephone order as described above plus any applicable sales charge. An application and payment must be received in good order by MSS within three business days. All telephone calls are recorded to protect shareholders and MSS. For a description of certain limitations on the liability of the Fund and MSS for transactions effected by telephone, see "Know How to Sell and Exchange Shares."

BY WIRE

        An investor may open an account and invest by wire by having his or her Registered Representative telephone MSS between 8:00 AM and 6:00 PM Eastern time, to obtain an account number and instructions. For both initial and subsequent investments, federal funds should be wired to:

STATE STREET BANK AND TRUST COMPANY
225 FRANKLIN STREET
BOSTON, MASSACHUSETTS 02110
ABA NO.: 011 0000 28 ATTN.: CUSTODY AND SHAREHOLDER SERVICES FOR CREDIT: MAINSTAY ________________ FUND-CLASS______ SHAREHOLDER ACCOUNT NO._______________________________
SHAREHOLDER REGISTRATION _____________________________
DDA ACCOUNT NUMBER 99029415

AN APPLICATION MUST BE RECEIVED BY MSS WITHIN THREE BUSINESS DAYS.

        The investor's bank may charge the investor a fee for the wire. To make a purchase effective the same day, the Registered Representative must call MSS by 12:00 noon Eastern time, and federal funds must be received by the MSS before 4:00 PM Eastern time.

        Wiring money to the Trust will reduce the time a shareholder must wait before redeeming or exchanging shares, because when a shareholder purchases by check or by ACH payment, the Trust may withhold payment for up to 10 days from the date the check is received.

ADDITIONAL INVESTMENTS

        Additional investments in the Fund may be made at any time by mailing a check payable to The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401. The shareholder's account number and the name of the Fund and class of shares must be included with each investment. Purchases will be effected at the NAV per share plus any applicable sales charge as described above.

        The Trust's officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by the Trustees; New York Life and its subsidiaries and their employees, officers, directors or agents; through financial services firms that have entered into an agreement with the Fund or New York Life Distributors;

New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and NYLIFE Distributors, Inc. products; and purchases by certain individual participants.

SYSTEMATIC INVESTMENT PLANS

        Investors whose bank is a member of the Automated Clearing House ("ACH") may purchase shares of the Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling MSS, toll free at 1-800-MAINSTAY (between 8:00 AM and 4:00 PM, Eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder's Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of the Fund on a scheduled basis by electronic debit for an account designated by the shareholder on an application form. The initial investment must be in accordance with the investment amounts previously mentioned. Subsequent minimum investments are $50 monthly, $100 quarterly, $250 semiannually, or $500 annually. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

OTHER INFORMATION

        Investors may, subject to the approval of the Trust, the Distributor, the Manager and the Subadvisor to the Fund, purchase shares of the Fund with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if the Subadvisor intends to retain the security in the Fund as an investment. The Trust reserves the right to amend or terminate this practice at any time. An investor must call MainStay at 1-800-MAINSTAY before sending any securities.

        The Trust and the Distributor reserve the right to redeem shares of any shareholder who has failed to provide the Trust with a certified Taxpayer I.D. number or such other tax-related certifications as the Trust may require. A notice of redemption, sent by first class mail to the shareholder's address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer I.D. number (or such other information as the Trust has requested) has been provided.

ALTERNATIVE SALES ARRANGEMENTS

INITIAL SALES CHARGE ALTERNATIVE CLASS A SHARES

        The sales charge on Class A shares of the Fund is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

        The sales charge applicable to an investment in Class A shares of the Core Equity Fund will be determined according to the following table:

                        SALES CHARGE AS A PERCENTAGE OF
                                OFFERING PRICE:

                                                NET                                    RETAINED
      AMOUNT OF            OFFERING            AMOUNT             RETAINED              BY THE
      PURCHASE               PRICE            INVESTED            BY DEALER           DISTRIBUTOR
-------------------- -------------------- ----------------- -------------------  ----------------
[Less than $50,000]          5.50%              5.82%                  4.75%             0.75%
[$50,000 to $99,999]         4.50%              4.71%                  4.00%             0.50%
[$100,000 to $249,999]       3.50%              3.63%                  3.00%             0.50%
[$250,000 to $499,999]       2.50%              2.56%                  2.00%             0.50%
[$500,000 to $999,999]       2.00%              2.04%                  1.75%             0.25%
[$1,000,000 or more*]         None               None             See Below*              None



---------------
* No sales charge applies on investments of $1 million or more, but a contingent deferred sales charge of 1% may be imposed on certain redemptions of such shares within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares -- Contingent Deferred Sales Charge, Class A."

        Although an investor will not pay an initial sales charge on investments of $1,000,000 or more, the Distributor may pay, from its own resources, a commission to dealers on such investments. In such cases, the dealer will receive a commission of 1.00% on the portion of a sale from $1,000,000 to $2,999,999, 0.50% of any portion from $3,000,000 to $4,999,999 and 0.40% on any portion of $5,000,000 or more. Commissions will be calculated on a calendar year basis. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

        The Distributor may allow the full sales charge to be retained by dealers. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to dealers who sell Fund shares. A selected dealer who receives a reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the 1933 Act.

        The sales charge applicable to an investment in Class A shares of the Core Equity Fund will be 5.50% of the offering price per share (5.82% of net asset value per share). Set forth below is an example of the method of computing the offering price of the Class A shares of the Fund. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000 at a price based upon the net asset value of Class A shares of the Fund on December 31, 2000. The offering price of the Class A shares of each of the other listed Funds can be calculated using the same method.

                  Net Asset Value per Class A Share at
                  December 31, 2000                              $ 14.43

                  Per Share Sales Charge - 5.50% of
                  offering price (5.82% of net asset value
                  per share)                                     $  0.84

                  Class A Per Share Offering Price to the        $ 15.27
                  Public

PURCHASES AT NAV

        Purchases of Class A shares in an amount equal to $1 million or more will not be subject to an initial sales charge, but may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

        The Fund's Class A shares may be purchased at NAV, without payment of any sales charge, by its Trustees; New York Life and its subsidiaries and their employees, officers, directors or agents (and immediate family members); employees and clients (and immediate family members) of John A. Levin & Co. ("Levin") and Dalton, Greiner, Hartman, Maher & Co. ("DGHM"); employees (and immediate family members) of Gabelli Asset Management Company; Markston Investment Management LLC; and McMorgan & Company LLC; and investors who are recommended by Levin or DGHM to invest in the MainStay Funds managed by Levin or DGHM, respectively. Also, any employee or Registered Representative of an authorized broker-dealer (and immediate family members) and any employee of Boston Financial Data Services that is assigned to the Fund may purchase a Fund's shares at NAV without payment of any sales charge.

        In addition, the Trust will treat Class A share purchases of the Fund in an amount less than $1,000,000 by defined contribution plans, other than 403(b) plans, that are sponsored by employers with 50 or more employees as if such purchases were equal to an amount more than $1,000,000 but less than $2,999,999. Such purchases by defined contribution plans may be subject to a contingent deferred sales charge of 1% on shares redeemed within one year of the date of purchase. See "Reduced Sales Charges on Class A Shares-Contingent Deferred Sales Charge, Class A."

        Class A shares of the Fund also may be purchased at net asset value, without payment of any sales charge, through financial services firms such as broker-dealers, investment advisors and other financial institutions which have entered into an agreement with the Fund or the Distributor which provides for the sale and/or servicing of Fund shares in respect of beneficial owners that are clients of the financial services firms or intermediaries contracting with such firms. Sales and/or servicing agreements with third parties also have been established on behalf of Class B and Class C shares. The Fund, the Distributor, MSS or affiliates may pay fees to such firms and/or intermediaries in connection with these arrangements on behalf of Class A, B and/or C shares.

REDUCED SALES CHARGES ON CLASS A SHARES

        Purchases of the Fund made at one time by any "Qualified Purchaser" will be aggregated for purposes of computing the sales charge. "Qualified Purchaser" includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than IRAs and non-ERISA 403(b) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

LETTER OF INTENT ("LOI")

        Qualified Purchasers may obtain reduced sales charges by signing an LOI. The LOI is a nonbinding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount to be invested during a 24-month period. A 90-day back-dated period can be used to include earlier purchases; the 24-month period would then begin on the date of the first purchase during the 90-day period. For more information, call your Registered Representative or MainStay at 1-800-MAINSTAY.

        On the initial purchase, if required (or, on subsequent purchases if necessary), 5% of the dollar amount specified in the LOI will be held in escrow by MSS in shares registered in the shareholder's name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, the investor will be requested to remit to the Distributor an amount equal to the difference between the sales charge paid and the sales charge applicable to the aggregate purchases actually made. If not remitted within 20 days after written request, an appropriate number of escrowed shares will be redeemed in order to realize the difference.

CONTINGENT DEFERRED SALES CHARGE, CLASS A

        In order to recover commissions paid to dealers on qualified investments of $1 million or more, a contingent deferred sales charge of 1% may be imposed on redemptions of such investments made within one year of the date of purchase. Purchases of Class A shares at NAV through financial services firms or by certain persons that are affiliated with or have a relationship with New York Life or its affiliates (as described above) will not be subject to a contingent deferred sales charge.

        Class A shares that are redeemed will not be subject to a contingent deferred sales charge, however, to the extent that the value of such shares represents: (1) capital appreciation of Fund assets; (2) reinvestment of dividends or capital gains distributions; (3) Class A shares redeemed more than one year after their purchase; (4) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, death, disability, QDROs and excess contributions pursuant to applicable IRS rules; and Required Minimum Distributions at age 70 1/2 for IRA and 403(b)(7) TSA participants; (5) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates; transfers to products offered within a retirement plan which uses New York Life Benefit Services, Inc. or TRAC-2000 as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; or (6) redemptions, under the Systematic Withdrawal Plan, used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate. Class A shares of the Fund that are purchased without an initial front-end sales charge may be exchanged for Class A shares of another MainStay Fund without the imposition of a contingent deferred sales charge, although, upon redemption, contingent deferred sales charges may apply to the Class A shares that were acquired through an exchange if such shares are redeemed within one year of the date of the initial purchase.

        The contingent deferred sales charge will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within one year of the date of purchase.

        For federal income tax purposes, the amount of the contingent deferred sales charge generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

CONTINGENT DEFERRED SALES CHARGE, CLASS B

        A contingent deferred sales charge will be imposed on redemptions of Class B shares of the Fund, in accordance with the table below, at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class B account in the Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in the Fund during the preceding six years. However, no such charge will be imposed to the extent that the aggregate net asset value of the Class B shares redeemed does not exceed (a) the current aggregate net asset value of Class B shares of the Fund purchased more than six years prior to the redemption, plus (b) the current aggregate net asset value of Class B shares of the Fund purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's Class B shares of the Fund above the total amount of payments for the purchase of Class B shares of the Fund made during the preceding six years.

        Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses of providing distribution related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

        The amount of the contingent deferred sales charge, if any, paid by a redeeming shareholder will vary depending on the number of years from the time of payment for the purchase of Class B shares of the Fund until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

        The following table sets forth the rates of the contingent deferred sales charge:

                                                      CONTINGENT DEFERRED SALES
                         YEAR SINCE PURCHASE      CHARGE AS A PERCENTAGE OF AMOUNT
                            PAYMENT MADE           REDEEMED SUBJECT TO THE CHARGE
                       ----------------------   ---------------------------------
                       First                                      5.0%
                       Second                                     4.0%
                       Third                                      3.0%
                       Fourth                                     2.0%
                       Fifth                                      2.0%
                       Sixth                                      1.0%
                       Thereafter                                None

        In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the shareholder for the longest period of time. This will result in any such charge being imposed at the lowest possible rate.

        The contingent deferred sales charge will be waived in connection with the following redemptions: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, QDROs and excess contributions pursuant to applicable IRS rules; and Required Minimum Distributions at age 70 1/2 for IRA and 403(b) TSA participants; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses New York Life Benefit Services, Inc. as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Code; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic monthly or quarterly withdrawals, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder's Class B shares in the Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with the Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates. The contingent deferred sales charge is waived on such sales or redemptions to promote goodwill and because the sales effort, if any, involved in making such sales is negligible.

        ADDITIONAL CDSC WAIVERS APPLICABLE TO ACCOUNTS ESTABLISHED BEFORE JANUARY 1, 1998. In addition to the categories outlined above, the CDSC will be waived in connection with the following redemptions of Class B shares by accounts established before January 1, 1998: (i) withdrawals from IRS qualified and nonqualified retirement plans, individual retirement accounts, tax sheltered accounts, and deferred compensation plans, where such withdrawals are permitted under the terms of the plan or account (e.g., attainment of age 59 1/2, separation from service, death, disability, loans, hardships, withdrawals of excess contributions pursuant to applicable IRS rules, withdrawals based on life expectancy under applicable IRS rules); (ii) preretirement transfers or rollovers within a retirement plan where the proceeds of the redemption are invested in proprietary products offered or distributed by New York Life or its affiliates; (iii) living revocable trusts on the death of the beneficiary; (iv) redemptions made within one year following the death or disability or a shareholder; (v) redemptions by directors, Trustees, officers and employees (and immediate family members) of the Trust and of New York Life and its affiliates where no commissions have been paid; (vi) redemptions by employees of any dealer which has a soliciting dealer agreement with the Distributor, and by any trust, pension, profit-sharing or benefit plan for the benefit of such persons where no commissions have been paid; (vii) redemptions by tax-exempt employee benefit plans resulting from the adoption or promulgation of any law or regulation;
(viii) redemptions by
any state, country or city, or any instrumentality, department, authority or agency thereof and by trust companies and bank trust departments; and (ix) transfers to (a) other funding vehicles sponsored or distributed by New York Life or an affiliated company, or (b) guaranteed investment contracts, regardless of the sponsor, within a retirement plan.

        Shareholders should notify MSS, the Fund's transfer agent, at the time of requesting such redemptions that they are eligible for a waiver of the contingent deferred sales charge. Class B shares upon which the contingent deferred sales charge may be waived may not be resold, except to the Trust. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisers regarding the tax consequences of such withdrawals.

CONTINGENT DEFERRED SALES CHARGE, CLASS C

        A contingent deferred sales charge of 1% of the net asset value of Class C shares will be imposed on redemptions of Class C shares of the Funds at the time of any redemption by a shareholder which reduces the current value of the shareholder's Class C account in the Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class C shares in the Fund during the preceding one year. However, no such charge will be imposed to the extent that the net asset value of the Class C shares redeemed does not exceed (a) the current aggregate net asset value of Class C shares of the Fund purchased more than one year prior to the redemption, plus (b) the current aggregate net asset value of Class C shares of the Fund purchased through reinvestment of dividends, or distributions, plus (c) increases in the net asset value of the investor's Class C shares of the Fund above the total amount of payments for the purchase of Class C shares of the Fund made during the preceding one year.

        Proceeds from the contingent deferred sales charge are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents. The combination of the contingent deferred sales charge and the distribution fee facilitates the ability of the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase.

REDEMPTIONS AND EXCHANGES

        Shares may be redeemed directly from the Fund or through your Registered Representative. Shares redeemed will be valued at the NAV per share next determined after MSS receives the redemption request in "good order." "Good order" with respect to a redemption request generally means that for certificated shares, a stock power or certificate must be endorsed, and for uncertificated shares a letter must be signed by the record owner(s) exactly as the shares are registered, and the signature(s) must be guaranteed by an eligible guarantor institution. In cases where redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to MSS must be submitted before the redemption request will be accepted. The requirement for a signed letter may be waived on a redemption of $100,000 or less which is payable to the shareholder(s) of record and mailed to the address of record, or under such other circumstances as the Trust may allow. Send your written request to The MainStay Funds, P.O. Box 8401, Boston, MA 02266-8401.

        Upon the redemption of shares the redeeming Fund will make payment in cash, except as described below, of the net asset value of the shares next determined after such redemption request was received, less any applicable contingent deferred sales charge.

        In times when the volume of telephone redemptions and exchanges is heavy, additional phone lines will be added by MSS. However, in times of very large economic or market changes, redemptions and exchanges may be difficult to implement by the telephone. When calling MSS to make a telephone redemption or exchange, shareholders should have available their account number and Social Security or Taxpayer I.D. numbers.

        The value of the shares redeemed from the Fund may be more or less than the shareholder's cost, depending on portfolio performance during the period the shareholder owned the shares.

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

SYSTEMATIC WITHDRAWAL PLAN

        MSS acts as agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any contingent deferred sales charge, if applicable. See the Prospectus for more information.

DISTRIBUTIONS IN KIND

        The Trust has agreed to redeem shares of the Fund solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. The Trust reserves the right to pay other redemptions, either total or partial, by a distribution in kind of securities (instead of cash) from the Fund's portfolio. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. If a shareholder receives a distribution in kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

SUSPENSION OF REDEMPTIONS

        The Trust may suspend the right of redemption of shares of the Fund and may postpone payment for any period: (i) during which the New York Stock Exchange is closed other than customary weekend and holiday closings or during which trading on the New York Stock Exchange is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the security holders of the Trust; or (iv) at any other time when the Trust may, under applicable laws and regulations, suspend payment on the redemption or repurchase of its shares.

EXCHANGE PRIVILEGES

        Exchanges will be based upon the Fund's NAV per share next determined following receipt of a properly executed exchange request.

        Subject to the conditions and limitations described herein, Class A, Class B and Class C shares of the Fund may be exchanged for shares of an identical class of a MainStay Fund registered for sale in the state of residence of the investor or where an exemption from registration is available and only with respect to Funds that are available for sale to new investors. All exchanges are subject to a minimum investment requirement. An exchange may be made by either writing to MSS at the following address: The MainStay Funds, P.O. Box 8401, Boston, Massachusetts 02266-8401, or by calling MSS at 1-800-MAINSTAY (8:00 AM to 6:00 PM Eastern time).

        In addition, an exchange privilege between Class A shares of MainStay Funds and the MainStay Equity Index Fund is offered. Certain additional conditions may apply to exchanges between a MainStay Fund and the MainStay Equity Index Fund. No exchange privilege between Class B or Class C shares of the Funds and MainStay Equity Index Fund is offered.

INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE THEY PLACE AN EXCHANGE REQUEST.

        Generally, shareholders may exchange their Class A shares of the Fund for Class A shares of another MainStay Fund, without the imposition of a sales charge. Any such exchanges will be based upon each Fund's NAV per share next determined following receipt of a properly executed exchange request. However, where a shareholder seeks to exchange Class A shares of the Money Market Fund for Class A shares of another MainStay Fund which are subject to a front-end sales charge, the applicable sales charge will be imposed on the exchange unless the shareholder has previously paid a sales charge with respect to such shares.

        Class B and Class C shares of the Fund may be exchanged for the same class of shares of another MainStay Fund at the NAV next determined following receipt of a properly executed exchange request, without the payment of a contingent deferred sales charge; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. For purposes of determining the length of time a shareholder owned Class B or Class C shares prior to redemption or repurchase in order to determine the applicable contingent deferred sales charge, if any, shares will be deemed to have been held from the date of original purchase of the shares, regardless of exchanges Class B or Class C shares into the MainStay Money Market Fund from another MainStay Fund, the applicable contingent deferred sales charge will be assessed when the shares are redeemed from the MainStay Money Market Fund even though the MainStay Money Market Fund does not otherwise assess a contingent deferred sales charge on redemptions. Class B and Class C shares of the Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, will be subject to the contingent deferred sales charge when ultimately redeemed or repurchased without purchasing shares of another MainStay Fund. In addition, if Class B or Class C shares of the Fund are exchanged into Class B or Class C shares of the MainStay Money Market Fund, the holding period for purposes of determining the contingent deferred sales charge (and conversion into Class A shares with respect to Class B shares) stops until the shares are exchanged back into Class B or Class C shares, as applicable, of another MainStay Fund.

        Under the telephone exchange privilege, shares may only be exchanged among accounts with identical names, addresses and Social Security or Taxpayer I.D. numbers. Shares may be transferred among accounts with different names, addresses and Social Security or Taxpayer I.D. numbers only if the exchange request is in writing and is received in "good order." If the dealer permits, the dealer representative of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Fund in writing not to permit such exchanges.

        It is the policy of The MainStay Funds to discourage frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, except for systematic exchanges, exchanges processed via MainStay's automated system and as to certain accounts for which tracking data is not available, after five exchanges per calendar year a $10 fee will be imposed on each trade date on which a shareholder makes an exchange and additional exchange requests may be denied.

        For federal income tax purposes, an exchange is treated as a sale on which an investor may realize a gain or loss. See "Understand the Tax Consequences" for information concerning the federal income tax treatment of a disposition of shares.

        The exchange privilege may be modified or withdrawn at any time upon prior notice.


                          TAX-DEFERRED RETIREMENT PLANS

         CASH OR DEFERRED PROFIT SHARING PLANS UNDER SECTION 401(k) FOR
                   CORPORATIONS AND SELF-EMPLOYED INDIVIDUALS

        Shares of the Fund may also be purchased as an investment under a specimen cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Code (a "401(k) Plan") adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. The Fund may be used as funding vehicles for qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. NYLIFE Distributors does not sponsor or administer such qualified plans at this time.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

        Shares of the Fund may also be purchased as an underlying investment for an IRA made available by NYLIFE Distributors. Three types of IRAs are available -- a traditional IRA, the Roth IRA and the Education IRA.

        An individual may contribute as much as $2,000 of his or her earned income to a traditional IRA. A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse. The maximum deduction allowed for a contribution to a spousal IRA is the lesser of (i) $2,000 or (ii) the sum of (a) the compensation includible in the working spouse's gross income plus (b) any compensation includible in the gross income of the nonworking spouse, reduced by the amount of the deduction taken by the working spouse. The maximum deduction for an IRA contribution by a married couple is $4,000.

        An individual who has not attained age 70-1/2 may make a contribution to a traditional IRA which is deductible for federal income tax purposes. For the 2001 tax year, a contribution is deductible only if the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($53,000 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $53,000 and $63,000; $33,000 for a single individual, with a phase-out for adjusted gross income between $33,000 and 43,000). These phase-out limits will gradually increase, eventually reaching $50,000 - $60,000 for single filers in 2005 and thereafter (and reaching $80,000
- $100,000 if married filing jointly in 2007 and thereafter). In addition, a married individual may make a deductible IRA contribution even though the individual's spouse is an active participant in a qualified employer's retirement plan, subject to a phase-out for adjusted gross income between $150,000 - $160,000 ($0-$10,000 for non-participant spouses filing a separate return). However, an individual not permitted to make a deductible contribution to an IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year. The deductibility of IRA contributions under state law varies from state to state.

        Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional penalty tax. However, there are exceptions for certain withdrawals, including: withdrawals up to a total of $10,000 for qualified first-time homebuyer expenses or withdrawals used to pay "qualified higher education expenses" of the taxpayer or his or her spouse, child or grandchild. There are also special rules governing when IRA distributions must begin and the minimum amount of such distributions; failure to comply with these rules can result in the imposition of an excise tax.

        Roth IRAs. Roth IRAs are a form of individual retirement account which feature nondeductible contributions that may be made even after the individual attains the age of 70-1/2. In certain cases, distributions from a Roth IRA may be tax free. The Roth IRA, like the traditional IRA, is subject to a $2,000 ($4,000 for a married couple) contribution limit (taking into account both Roth IRA and traditional IRA contributions). The maximum contribution that can be made is phased-out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly). If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the individual attains the age of 59-1/2; (2) made after the individual's death; (3) attributable to disability; or (4) used for "qualified first-time home buyer expenses," they are not taxable. If these requirements are not met, distributions are treated first as a return of contributions and then as taxable earnings. Taxable distributions may be subject to the same excise tax described above with respect to traditional IRAs. All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner's lifetime. However, the amount in a Roth IRA is subject to required distribution rules after the death of the account owner.

        Education IRAs. A taxpayer may make non-deductible contributions of up to $500 per year per beneficiary to an Education IRA. Contributions cannot be made after the beneficiary becomes 18 years old. The maximum contribution is phased out for taxpayers with adjusted gross income between $95,000 and $110,000 ($150,000 - $160,000 if married filing jointly). Earnings are tax-deferred until a distribution is made. If a distribution does not exceed the beneficiary's "qualified higher education expenses" for the year, no part of the distribution is taxable. If part of a distribution is taxable, a penalty tax will generally apply as well. Any balance remaining in an Education

IRA when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and subject to a penalty tax upon distribution.

        All income and capital gains deriving from IRA investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA. The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax free distributions from a Roth IRA or Education IRA combined with tax-deferred compounded earnings on IRA investments can lead to substantial retirement and/or education savings.

403(b)(7) TAX SHELTERED ACCOUNT

        Shares of the Fund may also be purchased as the underlying investment for tax sheltered custodial accounts (403(b)(7) TSA plans) made available by NYLIFE Distributors. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b)(7) TSA plan.

GENERAL INFORMATION

        Shares of the Fund may also be a permitted investment under profit sharing, pension, and other retirement plans, IRAs, and tax-deferred annuities other than those offered by the Fund depending on the provisions of the relevant plan. Third-party administrative services, available for some corporate plans, may limit or delay the processing of transactions.

        The custodial agreements and forms provided by the Fund's Custodian and Transfer Agent designate New York Life Trust Company as custodian for IRAs and 403(b)(7) TSA plans (unless another trustee or custodian is designated by the individual or group establishing the plan) and contain specific information about the plans. Each plan provides that dividends and distributions will be reinvested automatically. For further details with respect to any plan, including fees charged by New York Life Trust Company, tax consequences and redemption information, see the specific documents for that plan.

        The federal tax laws applicable to retirement plans, IRAs and 403(b)(7) TSA plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax adviser before establishing any of the tax-deferred retirement plans described above.

                      CALCULATION OF PERFORMANCE QUOTATIONS

        From time to time the Fund may publish its yield and/or average annual total return in advertisements and communications to shareholders. Total return and yield are computed separately for Class A, Class B and Class C shares. The average annual total return of the Fund is determined for a particular period by calculating the actual dollar amount of the investment return on a $1,000 investment in the Fund made at the maximum public offering price at the beginning of the period, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the Fund during that period and reflects fee waivers and reimbursements in effect for each period. This calculation assumes a complete redemption of the investment and the deduction of the maximum contingent deferred sales charge at the end of the period in the case of Class B shares. In the case of Class A shares, the calculation assumes the maximum sales charge is deducted from the initial $1,000 purchase order. It also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period.

        In considering any average annual total return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

        Quotations of each Fund's average annual total return will be calculated according to the following SEC formula:

               P(1+T)n = ERV

               where:

               P  =  a hypothetical initial payment of $1,000

               T  =  average annual total return

        ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10-year periods at the end of the 1, 5, or 10-year periods (or fractional portion thereof)

        The Fund may quote total rates of return in addition to its average annual total return. Such quotations are computed in the same manner as the average annual compounded rate, except that such quotations will be based on the Fund's actual return for a specified period as opposed to its average return over 1, 5, and 10-year periods. In considering any total rate of return quotation, investors should remember that the maximum initial sales charge reflected in each quotation for Class A shares is a one-time fee which will have its greatest impact during the early stages of an investor's investment in the Fund. The actual performance of your investment will be affected less by this charge the longer you retain your investment in the Fund.

        The Fund may also include its current dividend rate in its prospectus, in supplemental sales literature, or in communications to shareholders. The current dividend rate of the Fund for a particular period is calculated by annualizing total distributions per share from net investment income (including equalization credits, excluding realized short-term capital gains and premiums from writing options) during this period and dividing this amount by the maximum offering price per share on the last day of the period. The current dividend rate does not reflect all components of the Fund's performance including (i) realized and unrealized capital gains and losses, which are reflected in calculations of the Fund's total return, or (ii) the amortized discount and premium on debt obligations in income using the current market value of the obligations, as is currently required for yield calculations. In addition, the current dividend rate does not take into account the imposition of any contingent deferred sales charge on the redemption of Fund shares. Any performance figure which does not take into account the contingent deferred sales charge would be reduced to the extent such charge is imposed upon a redemption.

        Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund's yield, current dividend rate, total return or tax-equivalent yield of any prior period should not be considered as a representation of what an investment may earn or what an investor's yield, current dividend rate, total return or tax-equivalent yield may be in any future period.

        Because the Fund began operations on January ___, 2002, there are no historical performance figures for the Fund.

        In addition, advertising for the Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for the Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for the Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

        From time to time, advertising and sales literature for the Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Manager and Subadvisor, and other pertinent facts relating to the management of the Fund by the Subadvisor.

        From time to time the Fund may publish an indication of its past performance as measured by independent sources such as Lipper Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, BusinessWeek, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal.

        In addition, performance information for the Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Standard & Poor's 500 Composite Stock Price Index, the Russell 1000 Value Index, the Russell 2000 Value Index, the Credit Suisse First Boston Convertible Securities Index, the Credit Suisse First Boston Global High Yield Index, the Salomon Brothers Broad Investment Grade Bond Index, the Morgan Stanley Capital International EAFE Index, the J.P. Morgan EMBI Global Constrained Index, the Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, the Merrill Lynch 1 to 3 Year Treasury Index, the Salomon Brothers World Government Benchmark Bond Index, the Salomon Brothers Non-U.S. Dollar World Government Bond Index, the Lehman Brothers Municipal Bond Index, the Lehman Brothers Aggregate Bond Index and the Lehman Brothers Government Bond Index; (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Analytical Services, widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Fund. Advertisements for the Fund may also include general information about the performance of unmanaged indexes with investment parameters similar to the Fund's. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

        From time to time, advertisements for the Fund may include general information about the services and products offered by the Fund, MainStay Institutional Funds Inc. and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, directors and employees.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

        The following summarizes certain federal income tax considerations generally affecting the Fund and its stockholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its stockholders, and the discussion here is not intended as a substitute for careful tax planning. The discussion is based upon provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the regulations promulgated thereunder, and judicial and administrative ruling authorities, all of which are subject to change, which change may be retroactive. Prospective investors should consult their own tax advisors with regard to the federal tax consequences of the purchase, ownership, and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction.

        The Fund intends to be treated as a regulated investment company ("RIC") under Subchapter M of the Code. To qualify as a regulated investment company, the Fund must, among other things: (i) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies ("Qualifying Income Test"); (ii) diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies, and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its total assets is invested in the securities on any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls (as that term is defined in the relevant provisions of the Code) and which are determined to be engaged in the same or similar trades or businesses or related trades or businesses; and (iii) distribute at least 90% of the sum of its investment company taxable income (which includes, among other items, dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and its net tax-exempt interest each taxable year. The Treasury Department is authorized to promulgate regulations under which foreign currency gains would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities (or options and futures with respect to securities). To date, no such regulations have been issued.

        Certain requirements relating to the qualification of the Fund as regulated investment company may limit the extent to which the Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if the Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid securities, the Fund's ability to qualify as a regulated investment company might be affected.

        The Fund qualifying as a regulated investment company generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and any net capital gains.

        Generally, regulated investment companies, like the Fund, must distribute amounts on a timely basis in accordance with a calendar year distribution requirement in order to avoid a nondeductible 4% excise tax. Generally, to avoid the tax, a regulated investment company must distribute during each calendar year, (i) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (ii) at least 98% of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the 12-month period ending on October 31 of the calendar year, and (iii) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make its distributions in accordance with the calendar year distribution requirement. A distribution is treated as paid on December 31 of the calendar year if it is declared by the Fund in October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following calendar year. Such distributions are taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

        Provided that the Fund qualifies as a regulated investment company, under the Code, it generally will not be subject to any excise or income taxes in Massachusetts. The Fund's investments, if any, in REMIC residual interests (as explained previously in this SAI) or in Passive Foreign Investment Companies, as explained below, may cause the Fund to become liable for certain taxes. Investors that are tax-exempt organizations should carefully consider whether distributions of the Fund's earnings will be subject to tax in their hands.

CHARACTER OF DISTRIBUTIONS TO SHAREHOLDERS -- GENERAL

        Assuming the Fund qualifies as a RIC, distributions of taxable net investment income and net short-term capital gains in excess of net long-term capital losses will be treated as ordinary income in the hands of shareholders.

        If the Fund's investment income is derived exclusively from sources (such as interest) other than dividends, no portion of such distributions will be eligible for the dividends-received deduction available to corporations. If a portion of the Fund's net investment income is derived from dividends from domestic corporations, then a portion of such distributions may be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of the Fund are treated as debt-financed under the Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days. The 45-day holding period must occur during the 90-day period beginning 45 days before the date on which the shares become ex-dividend. In the case of dividends on certain preferred stock, the holding period requirement is 90 days during a 180-day period. In addition, the entire dividend (including the deducted portion) is includible in the corporate shareholder's alternative minimum taxable income. Finally, if such dividends are large enough to constitute "extraordinary dividends" under Section 1059 of the Code and the applicable holding period requirements are not met, the shareholder's basis in its shares could be reduced by all or a portion of the amount of the dividends that qualifies for the dividends-received deduction.

        Distributions of the Fund's net capital gain, whether received in cash or reinvested in Fund shares, will generally be taxable to shareholders as long-term capital gains, regardless of how long a Shareholder has held the Fund's Shares. Net capital gains from assets held for one year or less will be taxed as ordinary income.

        Any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to such shares during that six-month period. A loss realized upon a redemption of shares of the Fund within 30 days before or after a purchase of shares of the same Fund (whether by reinvestment of distributions or otherwise) may be disallowed in whole or in part.

        If any net long-term capital gains in excess of net short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, such capital gains will be taxable to the shareholders. Shareholders will be able to claim their proportionate share of the federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liabilities and will be entitled to increase the adjusted tax basis of the relevant Fund shares by the difference between their pro-rata share of such gains and their tax credit.

        Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution nevertheless would generally be taxable to the shareholder (except to the extent the distribution is an exempt interest dividend as described below) as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those investors purchasing shares just prior to a distribution will then receive a partial return of their investment upon such distribution, which may nevertheless be taxable to them.

        Distributions of taxable net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Any distributions that are not from the Fund's net investment income or net capital gain may be characterized as a return of capital to shareholders or, in some cases, as capital gain. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of such share on the reinvestment date.

DISCOUNT

        Certain of the bonds purchased by the Fund, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and can generally be defined as the difference between the price at which a security was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by the Fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by the Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest.

        In addition, some of the bonds may be purchased by the Fund at a discount which exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless the Fund elects to include market discount in income in tax years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by the Fund at a constant rate over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain.

TAXATION OF OPTIONS, FUTURES AND SIMILAR INSTRUMENTS

        Many of the options, futures contracts and forward contracts entered into by the Fund will be classified as "Section 1256 contracts." Generally, gains or losses on Section 1256 contracts are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, certain Section 1256 contracts held by the Fund are "market-to-market" at the times required pursuant to the Code with the result that unrealized gains or losses are treated as though they were realized. The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character.

        Distribution of Fund gains from hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund. In addition, losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in the taxable year in which such losses are realized.

        Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and short sales against the box) with respect to an "appreciated position" in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain as if the appreciated position were sold. Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to the Fund are not entirely clear. The hedging transactions in which the Fund engages may increase the amount of short-term capital gain realized by the Fund which is taxed as ordinary income when distributed to shareholders.

        The Fund may make one or more of the elections available under the Code which are applicable to straddles. If the Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

        Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not engage in such hedging transactions.

        The diversification requirements applicable to the Fund's status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts or forward contracts.

        The Fund may engage in swap transactions. The tax treatment of swap agreements is not entirely clear in certain respects. Accordingly, while the Fund intends to account for such transactions in a manner they deem to be appropriate, the IRS might challenge such treatment. If such a challenge were successful, status of the Fund as a regulated investment company might be affected. The Fund intends to monitor developments in this area.

PASSIVE FOREIGN INVESTMENT COMPANIES

        The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to Shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

        The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, the Fund may elect to mark to market its PFIC shares at the end of each taxable year, with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC Shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

        Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to the Fund that did not invest in PFIC shares.

FOREIGN CURRENCY GAINS AND LOSSES

        Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment income to be distributed to its shareholders. If
Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, the Fund would not be able to make any ordinary dividend distributions, and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

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

COMMODITY INVESTMENTS

        A regulated investment company is required under the Code to derive at least 90% of its gross income from certain qualifying sources. Qualifying income includes, inter alia, interest, dividends, and gain from the sale of stock or securities, but it does not include gain from the sale of commodities such as gold and other precious metals.

DISPOSITIONS OF FUND SHARES

        Upon redemption, sale or exchange of shares of the Fund, a shareholder will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder's tax basis for the shares. Such gain or loss generally will be a capital gain or loss if the shares of the Fund were capital assets in the hands of the shareholder, and generally will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year. A loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of the Fund with respect to which exempt-interest dividends have been paid will, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

        Under certain circumstances, the sales charge incurred in acquiring shares of the Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of the Fund are exchanged within 90 days after the date they were purchased and new shares are acquired without a sales charge or at a reduced sales charge pursuant to a right acquired upon the initial purchase of shares. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be reflected in their basis.

        If reverse stock splits are done, a share may have a split holding period reflecting the fact that part of the share represents a reinvested dividend or distribution.

TAX REPORTING REQUIREMENTS

        All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report tax-exempt interest. Dividends declared and payable to shareholders of record on a specified date in October, November or December, if any, will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another MainStay Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements. Each shareholder should consult his or her own tax adviser to determine the tax status of a Fund distribution in his or her own state and locality (or foreign country).

        Under the federal income tax law, the Fund will be required to report to the IRS all distributions of income (other than exempt-interest dividends) and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, all such taxable distributions and proceeds from the redemption or exchange of the Fund's shares may be subject to withholding of federal income tax at the rate of 31% in the case of nonexempt shareholders who fail to furnish the Fund with their taxpayer identification number and with required certifications regarding their status under the federal income tax law or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect. In addition, both the Fund and the shareholder are potentially subject to a $50 penalty imposed by the IRS if a correct, certified taxpayer identification number is not furnished and used on required information returns.

        If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder's U.S. Federal tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

FOREIGN TAXES

        Investment income and gains received by the Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source. The payment of such taxes will reduce the amount of dividends and distributions paid to the Funds' stockholders. Since the percentage of the Fund's total assets which will be invested in foreign stocks and securities will not be more than 50%, any foreign tax credits or deductions associated with such foreign taxes will not be available for use by its shareholders. The effective rate of foreign taxes to which the Fund will be subject depends on the specific countries in which the Fund's assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.


STATE AND LOCAL TAXES - GENERAL

        The state and local tax treatment of distributions received from the Fund and any special tax considerations associated with foreign investments of the Fund should be examined by shareholders with regard to their own tax situations.

        Some states exempt from the state personal income tax distributions from the Fund derived from interest on obligations issued by the U.S. government or by such state or its municipalities or political subdivisions. Each investor should consult his or her own tax adviser to determine the tax status of distributions from the Fund in his or her own state and locality.

EXPLANATION OF FUND DISTRIBUTIONS

        Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year, the Fund will issue to each shareholder a statement of the federal income tax status of all distributions.

GENERAL INFORMATION

        The foregoing discussion generally relates to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consult his or her tax adviser regarding the U.S. and non-U.S. tax consequences of ownership of shares of a Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable U.S. income tax treaty) on amounts constituting ordinary income to him or her.

                         ORGANIZATION AND CAPITALIZATION

GENERAL

        The Fund is a separate series of the Trust, an open-end investment company established under the laws of The Commonwealth of Massachusetts by a Declaration of Trust dated January 9, 1986, as amended. The Declaration of Trust and By-laws authorize the Trustees to establish additional series or "Funds" as well as additional classes of shares. The Core Equity Fund was established pursuant to an amendment filed with the

Commonwealth of Massachusetts on ________________. The organizational expenses of the Fund will be amortized deferred over a period not to exceed 60 months.

VOTING RIGHTS

        Shares entitle their holders to one vote per share; however, separate votes will be taken by the Fund or class on matters affecting the Fund or a particular class of shares issued by the Fund. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

SHAREHOLDER AND TRUSTEE LIABILITY

        Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

        The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

REGISTRATION STATEMENT

        This SAI and the Prospectus do not contain all the information included in the Company's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

        Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                OTHER INFORMATION

INDEPENDENT ACCOUNTANTS

        PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, has been selected as independent accountants of the Trust. The Fund's Annual Reports, which are incorporated by reference in this SAI, have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. Because the Core Equity Fund commenced operations on January ___, 2002, no annual reports exist for the Fund.

TRANSFER AGENT

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

        NYLIM Service Company, LLC ("NYLIM SC"), an affiliate of the Manager, serves as the transfer agent and dividend disbursing agent for each of the Funds. NYLIM SC has its principal office and place of business at NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054. Pursuant to its Transfer Agency and Service Agreement dated April 28, 1997 with the Trust, NYLIM SC provides transfer agency services, such as the receipt of purchase and redemption orders, the receipt of dividend reinvestment instructions, the preparation and transmission of dividend payments and the maintenance of various records of accounts. The Funds pay NYLIM SC fees in the form of per account charges, as well as out-of-pocket expenses and advances incurred by NYLIM SC. NYLIM SC has entered into a Sub-Transfer Agency and Service Agreement with Boston Financial Data Services, Inc. ("BFDS") located at 2 Heritage Drive, North Quincy, Massachusetts 02171 and pays to BFDS per account, and transaction fees and out-of-pocket expenses for performing certain transfer agency and shareholder recordkeeping services.

CUSTODIANS

        The Bank of New York ("BONY") serves as custodian for the Core Equity Fund. The Trust has also appointed BONY as its foreign custody manager with respect to certain securities held outside of the United States. BONY has its principal office at 48 Wall Street, New York, New York 10286.


LEGAL COUNSEL

        Dechert, 1775 Eye Street, N.W., Washington, D.C. 20006, passes upon certain legal matters in connection with the shares offered by the Trust, and also acts as counsel to the Trust.

CODE OF ETHICS

        Pursuant to Rule 17j-1 under the 1940 Act, the Trust has adopted a Code of Ethics governing personal trading activities of all Trustees, officers of the Trust and persons who, in connection with their regular functions, play a role in the recommendation of any purchase or sale of a security by the Trust or obtain information pertaining to such purchase or sale or who have the power to influence the management or policies of the Trust or the Manager or a Subadvisor unless such power is the result of their position with the Trust or Manager or Subadvisor. Personal trading is permitted by such persons; however they are generally required to preclear all security transactions with the Trust's Compliance Officer or his designee and to report all transactions on a regular basis. The Trust has developed procedures for administration of the Code. The Subadvisors that are unaffiliated with New York Life Insurance Company have adopted their own Codes of Ethics to govern the personal trading activities of their personnel.

        The Distributor has adopted its own Code of Ethics which is designed to identify and address certain conflicts of interest between personal investment activities of its employees and the interests of its clients such as the Fund, in compliance with Rule 17j-1 under the 1940 Act. The Code of Ethics permits employees of the Distributor to engage in personal securities transactions, including with respect to securities held by one or more MainStay Funds, subject to certain requirements and restrictions. The employees of the Distributor must disclose all personal securities holdings immediately upon commencement of employment, as well as on an annual basis thereafter.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

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                         MOODY'S INVESTORS SERVICE, INC.

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

         Corporate and Municipal Bond Ratings Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

         A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa: Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.

         Moody's assigns conditional ratings to bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by: (a) earnings of projects under construction; (b) earnings of projects unseasoned in operating experience; (c) rentals that begin when facilities are completed; or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition, e.g., Con.(Baa).

MUNICIPAL SHORT-TERM LOAN RATINGS

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

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMIG 2: This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

         MIG 3/VMIG 3: This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         MIG 4/VMIG 4: This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

   SG: This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

CORPORATE SHORT-TERM DEBT RATINGS

         Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year, unless explicitly noted.

         Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

-------------------------------------------------------------------------------

                                STANDARD & POOR'S

-------------------------------------------------------------------------------

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

INVESTMENT GRADE

        AAA: Debt rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        AA: Debt rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

        A: Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

        BBB: Debt rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

SPECULATIVE GRADE

        Debt rated BB, B, CCC, CC, and C is regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

        BB: Debt rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        B: Debt rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

        CCC: Debt rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

        CC: An obligation rated CC is currently highly vulnerable to nonpayment.

        C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or a similar action has been taken, but debt service payments are continued.

        D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

        Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

        Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

SHORT-TERM RATING DEFINITIONS

        A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

        A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

        A-3: A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

        B: A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

        C: A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

        D: A short-term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

                          PART C. OTHER INFORMATION

ITEM 23. EXHIBITS

a.   EXHIBITS:

        (1) Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Par Value $.01 Per Share dated October 26, 1992 - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 16*



        (2) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 11*



        (3) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.0l Per Share - Previously filed as Exhibit 1(b) to Post-Effective Amendment No. 23*



        (4) Form of Declaration of Trust as Amended and Restated December 31, 1994 - Previously filed as Exhibit a(4) to Post-Effective Amendment No. 53*



        (5) Form of Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(e) to Post-Effective Amendment No. 28*



        (6) Form of Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(g) to Post-Effective Amendment No. 35*



        (7) Establishment and Designation of an Additional Series of Shares of Beneficial Interest, Par Value $.01 Per Share - Previously filed as Exhibit 1(h) to Post--Effective Amendment No. 38*



        (8) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $.0l Per Share - Previously filed as Exhibit 1(i) to Post-Effective Amendment No. 47*

        (9) Establishment and Designations of Class of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as
               Exhibit   a(10) to Post-Effective Amendment No. 51*



        (10) Establishment and Designations of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 51*



        (11) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share - Previously filed as Exhibit a(11) to Post-Effective Amendment No. 55*



        (12) Establishment and Designation of Additional Series of Shares of Beneficial Interest, Par Value $0.01 Per Share relating to the MainStay Core Equity Fund ***

b. Amended and Restated By-Laws dated December 31, 1994 - Previously filed as Exhibit 2(b) to Post-Effective Amendment No. 32*

c. See the Declaration of Trust, as amended and supplemented from time to time (Exhibit 23(a)(1)-(11)) and the Amended and Restated By-Laws dated December 31, 1994 (Exhibit 23(b))

d.      (1)  (a)      Form of Management Agreement between The MainStay Funds
                      and MainStay MainStay Management, Inc. - Previously filed as Exhibit d(1)(a) to Post- Effective Amendment
                      No. 53*

             (b) Amendment to Management Agreement between The MainStay Funds and MainStay Management, Inc. - Previously filed as Exhibit d(1)(b) to Post- Effective Amendment No. 53*

             (c) Form of Management Agreement between the MainStay Funds and New York Life Investment Management LLC, on behalf of the Mid Cap Growth Fund and Select 20 Equity Fund - Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 56.*

             (d) Form of Management Agreement between The MainStay Funds and New York Life Investment Management LLC on behalf of the Core Equity Fund.***

             (e)      Substitution Agreement by and among MainStay Management
                      LLC, New York Life Investment       Management LLC and
                      The MainStay Funds - Previously filed as Exhibit
                      (d)(1)(d) to Post-Effective Amendment No. 56.*

             (f) Substitution Agreement by and among MainStay Management LLC, New York Life Investment Management and MacKay Shields LLC - Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 56.*

             (g) Substitution Agreement by and among MainStay Management LLC, New York Life Investment Management and Dalton, Greiner, Hartman, Maher & Co. - Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 56.*

             (h) Substitution Agreement by and among MainStay Management LLC, New York Life Investment Management and Gabelli Asset Management Company - Previously filed as Exhibit
                      (d)(1)(g) to Post-Effective Amendment No. 56.*

             (i) Substitution Agreement by and among MainStay Management LLC, New York Life Investment Management LLC and John A Levin & Co., Inc. - Previously filed as Exhibit (d)(1)(h) to Post-Effective Amendment No. 56.*

             (j) Substitution Agreement by and among MainStay Management LLC, New York Life Investment Management LLC and Markston International, LLC - Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 56.*

        (2)  (a)      (i)    Form of Sub-Advisory Agreement - Strategic Value
                             Fund - Previously filed as Exhibit 5(b)(1) to
                             Post-Effective Amendment No. 38*

                      (ii) Amendment to Form of Sub-Advisory Agreement - Strategic Value Fund - Previously filed as Exhibit d(2)(a)(ii) to Post-Effective Amendment No. 53*

             (b)      (i)    Sub-Advisory Agreement - Blue Chip Growth Fund -
                             Previously filed as Exhibit d(2)(c) to
                             Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - Blue Chip Growth Fund - Previously filed as Exhibit d(2)(b)(ii) to Post-Effective Amendment No. 53*

             (c)      (i)    Sub-Advisory Agreement - Growth Opportunities
                             Fund - Previously filed as Exhibit d(2)(d) to Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - Growth Opportunities Fund - Previously filed as Exhibit d(2)(c)(ii) to Post-Effective Amendment No. 53*

             (d)      (i)    Sub-Advisory Agreement - Research Value Fund -
                             Previously filed as Exhibit d(2)(e) to
                             Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - Research Value Fund - Previously filed as Exhibit d(2)(d)(ii) to Post- Effective Amendment No. 53*

             (e)      (i)    Sub-Advisory Agreement - Small Cap Value Fund -
                             Previously filed as Exhibit d(2)(f) to
                             Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - Small Cap Value Fund - Previously filed as Exhibit d(2)(e)(ii) to Post- Effective Amendment No. 53*

             (f)      (i)    Sub-Advisory Agreement - Equity Index Fund -
                             Previously filed as Exhibit d(2)(g) to
                             Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - Equity Index Fund - Previously filed as Exhibit d(2)(f)(ii) to Post-Effective Amendment No. 53*

             (g)      (i)    Sub-Advisory Agreement -MacKay-Shields Financial
                             Service Corporation - Previously filed as Exhibit d(2)(h) to Post-Effective Amendment No. 51*

                      (ii)   Amendment to Sub-Advisory Agreement -
                             MacKay-Shields LLC - Previously filed as Exhibit d(2)(g)(ii) to Post-Effective Amendment No. 53*

                      (iii) Amended and Restated Schedule A to the Sub-Advisory Agreement - Previously filed as Exhibit d(2)(g)(iii) to Post-Effective Amendment No. 54*

             (h)      (i)    Form of Sub-Advisory Agreement - MAP Equity Fund -
                             Previously filed as Exhibit d(2)(i) to
                             Post-Effective Amendment No. 51*

                      (ii) Amendment to Sub-Advisory Agreement - MAP Equity Fund - Previously filed as Exhibit d(2)(h)(ii) to Post-Effective Amendment No. 53*

             (i) Form of Sub-Advisory Agreement between New York Life Investment Management LLC and McMorgan & Company LLC on behalf of the Core Equity Fund.***

e.      (1)  (a)      Distribution Agreement between The MainStay Funds and
                      NYLIFE Distributors Inc. (Composite including Capital
                      Appreciation, Value, Convertible, Global, Total Return,
                      National Resources/Gold Metals Fund, High Yield
                      Corporate Bond, Government, Tax Free Bond and Money
                      Market Funds) - Previously filed as Exhibit e(1)(a) to
                      Post-Effective Amendment No. 53*

             (b) Distribution Agreement between The MainStay Funds and NYLIFE Distributors Inc. for the California Tax Free and New York Tax Free Funds - Previously filed as Exhibit e(1)(b) to Post-Effective Amendment No. 53*

             (c) Distribution Agreement between The MainStay Funds and NYLIFE Distributors Inc. for the Equity Index Fund - Previously filed as Exhibit e(1)(c) to Post-Effective Amendment No. 53*

             (d) Distribution Agreement between The MainStay Funds and NYLIFE Distributors Inc. for the International Equity and International Bond Funds - Previously filed as Exhibit e(1)(d) to Post-Effective Amendment No. 53*

             (e) Distribution Agreement between The MainStay Funds and NYLIFE Distributors Inc. for the Strategic Income, Strategic Value, Blue Chip Growth, Research Value, Small Cap Value, Growth Opportunities, Small Cap Growth, Equity Income, Global High Yield and MAP Equity Funds - Previously filed as Exhibit e(1)(e) to Post-Effective Amendment No. 53*

                      (i) Amended and Restated Appendix A and B to the Distribution Agreement - Previously filed as Exhibit e(1)(e)(i) to Post-Effective Amendment No. 54*

               (f)    Form of Distribution Agreement for Core Equity Fund***

        (2)    (a)    Form of Soliciting Dealer Agreement - Previously filed
                      as Exhibit e(2)(a) to Post-Effective Amendment No. 53*

f.      Inapplicable

g.      (1)    Special Custody Agreement with State Street Bank - Previously filed as Exhibit g to Post- Effective Amendment No. 53*

        (2) Custodian Contract with State Street Bank and Trust Company - Previously filed as Exhibit g(1) to Post-Effective Amendment No. 53*

               (i)    Amendment to Custodian Contract dated ___________,
                      2001***

               (ii) Amendment to Custodian Contract dated 6/23/98 - Previously filed as Exhibit g(1)(i) to Post-Effective Amendment No. 53*

               (iii) Amendment to Custodian Contract dated 1/27/97 - Previously filed as Exhibit g(1)(ii) to Post-Effective Amendment No. 53*

               (iv) Amendment to Custodian Contract dated 5/12/89 - Previously filed as Exhibit g(1)(iii) to Post-Effective Amendment No. 53*

               (v) Amendment to Custodian Contract dated 6/30/88 - Previously filed as Exhibit g(1)(iv) to Post-Effective Amendment No. 53*

               (vi) Amendment to Custodian Contract dated 4/27/92 - Previously filed as Exhibit g(1)(v) to Post-Effective Amendment No. 53*

               (vii) Amendment to Custodian Contract dated 10/25/88 - Previously filed as Exhibit g(1)(vi) to Post-Effective Amendment No. 53*

        (3) Fee schedule for Custodian Contract with State Street Bank and Trust Company - Previously filed as Exhibit g(2) to Post-Effective Amendment No. 53*

        (4) Custodian Contract with The Bank of New York - Previously filed as Exhibit 8(a) to Post-Effective Amendment No. 7*

               (a)    Amendment to Custodian Contract dated __________,
                      2001***

h.      (1)    (a)    Form of Transfer Agency Agreement - Previously filed as
                      Exhibit h(l)(c) to Post-Effective Amendment No. 51*

                      (i) Form of Amended and Restated Fee Schedule to the Transfer Agency Agreement ***

                      (ii) Amended and Restated Fee Schedule to the Transfer Agency Agreement - Previously filed as Exhibit h(1)(a)(i) to Post-Effective Amendment No. 54*

               (b) Form of Sub-Transfer Agency Agreement - Previously filed as Exhibit h(l)(d) to Post-Effective Amendment No. 51*

                      (i) Amended and Restated Schedule A to the Sub-Transfer Agency Agreement - Previously filed as Exhibit h(1)(b)(i) to Post-Effective Amendment No. 54*

        (2) Form of Guaranty Agreement - Equity Index Fund - Previously filed as Exhibit h(2) to Post-Effective Amendment No. 53*

        (3) Form of Service Agreement with New York Life Benefit Services, Inc. - Previously filed as Exhibit 9(g) to Post-Effective Amendment No. 37*

        (4) Fund Accounting Agreement - Previously filed as Exhibit h(8) to Post-Effective Amendment No. 51*

i.      (1)    Opinion and consent of counsel as to the original series -
               Previously filed as Exhibit 10 to Post-Effective Amendment No.
               45*

        (2) Opinion and consent of counsel as to the MainStay Mid Cap Growth Fund and the MainStay Select 20 Equity Fund - Previously filed as Exhibit i to Post-Effective Amendment No. 55*

        (3)    Opinion and consent of counsel as to the MainStay Core Equity
               Fund ***

j.      Not applicable.

k.      Not applicable.

1.      Not applicable.

m.      (1)    Plan of Distribution pursuant to Rule 12b-1 (Class A shares) -
               Previously filed as Exhibit m(1)(m) to Post-Effective Amendment
               No. 51*

               (i) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class A shares) ***

               (ii) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class A
                      shares)    Previously filed as Exhibit m(1)(i) to
                      Post-Effective Amendment No. 54*

        (2) Plan of Distribution pursuant to Rule 12b-l (Class B shares) - Previously filed as Exhibit m(1)(n) to Post-Effective Amendment No. 51*

               (i) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class B shares) ***

               (ii) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class B shares) Previously filed as Exhibit m(2)(i) to Post-Effective Amendment No. 54*

        (3) Plan of Distribution pursuant to Rule 12b-1 (Class C shares) - Previously filed as Exhibit m(1)(o) to Post-Effective Amendment No. 51*

               (i) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class C shares) ***

               (ii) Amended and Restated Fee Schedule to the Plan of Distribution Agreement pursuant to Rule 12b-1 (Class C shares) - Previously filed as Exhibit m(3)(i) to Post-Effective Amendment No. 54*

n.      Not applicable

o.      (1)    Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
               - Previously filed as Exhibit to Post-Effective Amendment No.
               52*

        (2) Amended and Restated Exhibit A to the Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 - Previously filed as Exhibit n(1) to Post-Effective Amendment No. 54*

p.      Codes of Ethics

        (1) The MainStay Funds - Previously filed as Exhibit o(1) to Post-Effective Amendment No. 54*

        (2) MacKay Shields LLC - Previously filed as Exhibit o(2) to Post-Effective Amendment No. 54*

        (3) New York Life Investment Management LLC - Previously filed as Exhibit p(3) to Post- Effective Amendment No. 55*

        (4) Dalton, Greiner, Hartman, Maher & Co. - Previously filed as Exhibit o(6) to Post- Effective Amendment No. 54*

        (5) Gabelli Asset Management Company - Previously filed as Exhibit o(7) to Post-Effective Amendment No. 54*

        (6) John A. Levin & Co., Inc. - Previously filed as Exhibit o(8) to Post-Effective Amendment No. 54*

        (7) Markston International LLC - Previously filed as Exhibit o(9) to Post-Effective Amendment No. 54*

        (8) NYLIFE Distributors, Inc. - Previously filed as Exhibit o(10) to Post-Effective Amendment No. 54*

        (9)    McMorgan & Company LLC***

----------
*          Incorporated herein by reference.
***        To be filed by amendment.


Item 24.   PERSONS CONTROLLED OR UNDER COMMON CONTROL WITH REGISTRANT


               The following chart indicates the persons controlled by New York Life. Ownership is 100% unless otherwise indicated. Subsidiaries of other subsidiaries are indicated accordingly.

Name of Organization (Jurisdiction)(1)

           MainStay VP Series Fund, Inc.(2) (Maryland)
           The MainStay Funds2 (Massachusetts)
           Eclipse Funds(2) (Massachusetts)
           New York Life Investment Management Institutional Funds(2) (Delaware) Eclipse Funds Inc.(2) (Maryland)

New York Life Investment Management Holdings LLC (Delaware)
           MacKay Shields LLC (Delaware)
                    MacKay-Shields Domestic General Partner, L.L.C. (Delaware) MacKay Shields General Partner (L/S) LLC (Delaware)
           Madison Capital Funding LLC (Delaware)
           McMorgan & Company LLC (Delaware)
           NYLCAP Manager LLC (Delaware)
                    New York Life Capital Partners, L.L.C. (Delaware)
                    New York Life Capital Partners II, L.L.C. (Delaware)
           NYLIM Service Company LLC (Delaware)
           New York Life Investment Management LLC (Delaware)
                    New York Life Investment Management (U.K.) Limited (United Kingdom)
           New York Life Benefit Services LLC (Delaware)
           NYLIFE Distributors Inc. (Delaware)

New York Life Insurance and Annuity Corporation (Delaware)

New York Life International, Inc. (Delaware)
           HSBC Salud (Argentina), S.A.(3) (40%) (Argentina)
           HSBC New York Life Seguros de Vida (Argentina) S.A.(3) (40%) (Argentina)
           HSBC New York Life Seguros de Retiro (Argentina) S.A.(3) (40%) (Argentina)
           Maxima S.A. AFJP(3) (40%) (Argentina) New York Life
           Insurance Limited (Korea)
           New York Life Insurance Worldwide Limited (Bermuda)
           New York Life International Holdings Limited (Mauritius)
                    Max New York Life Insurance Company Limited (3) (26%) (India)
           New York Life International India Fund (Mauritius) LLC (90%) (Mauritius)
           New York Life Insurance (Philippines), Inc. (Philippines)
           New York Life Securities Investment Consulting Company (Republic of China)
           New York Life Worldwide Capital, Inc. (Delaware)
                    Fianzas Monterrey, S.A. (99.95%) (Mexico)
                             Operada FMA, S.A. de C.V. (99%) (Mexico)
           Siam Commercial New York Life Insurance Public Company Limited (23.73%) (Thailand)
           NYLIFE Thailand, Inc. (Delaware)
                     Siam Commercial - New York Life Insurance Public Company Limited
                     (45.3% owned by NYLIFE Thailand, Inc.; 23.73% owned by New York
                    Life
                     International) (Thailand)
           NYLI-VB Asset Management Co. (Mauritius) LLC (90%) (Mauritius)
           P.T. Asuransi Jiwa Sewu-New York Life(3) (50%) (Indonesia)
           Seguros Monterrey New York Life, S.A. de C.V.(99.99%) (Mexico)
                    Corporativo Seguros, S.A. de C.V. (99.96%)  (Mexico)
                    Centro Nacional de Servicios y Operaciones, S.A. de C.V. (99.998%) (Mexico)
                    Centro de Capacitacion Monterrey, A.C. (99.791%) (Mexico)

NYLIFE LLC (Delaware)
           Avanti Corporate Health Systems, Inc. (Delaware)
                    Avanti of the District, Inc. (Maryland)
           Eagle Strategies Corp. (Arizona)
           Express Scripts, Inc.(4)  (21%) (Delaware)
           New York Life Capital Corporation (Delaware)
           New York Life International Investment Inc. (Delaware)
                    Monetary Research Ltd. (Bermuda)
                      NYL Management Limited (United Kingdom)
           New York Life Trust Company (New York)
           New York Life Trust Company, FSB (United States)
           NYLCare NC Holdings, Inc. (Delaware)
           NYL Executive Benefits LLC (Delaware)
           NYLIFE Administration Corp. (Texas)

           NYLIFE Structured Asset Management Company Ltd. (Texas)
           NYLIFE Refinery Inc. (Delaware)
           NYLIFE Securities Inc. (New York)
           New York Life International Investment Asia Ltd. (Mauritius)
           NYLINK Insurance Agency Incorporated (Delaware)
                    NYLINK Insurance Agency of Alabama, Incorporated (Alabama)
                    NYLINK Insurance Agency of Hawaii, Incorporated (Hawaii)
                    NYLINK Insurance Agency of Massachusetts, Incorporated (Massachusetts)
                    NYLINK Insurance Agency of Montana,Incorporated (Montana)
                    NYLINK Insurance Agency of Nevada, Incorporated (Nevada)
                    NYLINK Insurance Agency of New Mexico, Incorporated (New Mexico)
                    NYLINK Insurance Agency of Washington, Incorporated (Washington)
                    NYLINK Insurance Agency of Wyoming, Incorporated (Wyoming)
                    NYLTEMPS INC. (Delaware)
           NYLUK I Company (United Kingdom)
                    New York Life (U.K.) Limited (United Kingdom)
                          Life Assurance Holding Corporation Limited(3) (22.6%) (United Kingdom)
                                 Windsor Life Assurance Company Limited(3)(United Kingdom)
                    NYLUK II Company (United Kingdom)
                          W(UK)HC Limited (United Kingdom)
                          Gresham Mortgage (United Kingdom)
                          Gresham Unit Trust Managers (United Kingdom)
                          W Construction Company (United Kingdom)
                          W Financial Services (United Kingdom)
                          W Home Loans (United Kingdom)
                          W Trust Managers (United Kingdom)
                          WUT (United Kingdom)
                          WIM (AIM) (United Kingdom)
                          WLIC (United Kingdom)
                          WFMI (United Kingdom)
                          WIM (United Kingdom)
           Prime Provider Corp. (New York)
                    Prime Provider Corp. of Texas (Texas)
           WellPath of Arizona Reinsurance Company (Arizona)

NYLIFE Insurance Company of Arizona (Arizona)

Monitor Capital Advisors Funds LLC (Delaware)
New York Life BioVenture Partners LLC (Delaware)
Silver Spring, LLC (Delaware)

---------------

(1) By including the indicated corporation in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-1A

(2) These entities are registered investment companies for which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. They are not subsidiaries of New York Life but are included for informational purposes only.

(3) This entity is included in this listing for informational purposes only. It is New York 3 Life's position that neither New York Life nor any of its affiliates controls this entity.

(4) This entity is included in this listing for informational purposes only. It is New York Life's position that neither New York Life nor any of its affiliates controls this entity. New York Life has the right to designate two directors of Express Scripts, Inc., a public company, and shares of Express Scripts being held by New York Life or its subsidiaries are subject to a voting agreement with Express Scripts, Inc.



ITEM 25.       INDEMNIFICATION

               New York Life Insurance Company maintains Directors & Officers Liability insurance coverage. The policy covers the Directors, Officers, and Trustees of New York Life, its subsidiaries and certain affiliates, including The MainStay Funds. Subject to the the policy's terms, conditions, deductible and retentions, Directors, Officers and Trustees are covered for claims made against them while acting in their capacities as such. The primary policy is issued by Zurich-American Insurance Company, and the excess policies are issued by various insurance companies. The issuing insurance companies may be changed from time to time and there is no assurance that any or all of the current coverage will be maintained by New York Life.

               Article IV of Registrant's Declaration of Trust states as follows:

SECTION 4.3.     MANDATORY INDEMNIFICATION.

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

        (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust, or by one or more Series thereof if the claim arises from his or her conduct with respect to only such Series to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

        (ii)the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

        (i) against any liability to the Trust or a Series thereof or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

        (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust or a Series thereof;

        (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

               (A) by the court or other body approving the settlement or other disposition; or

               (B) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(d) Expenses of preparation and presentation of a defense to any claim, action, suit, or proceedings of the character described in paragraph
        (a) of this Section 4.3 shall be advanced by the Trust or a Series thereof to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either:

        (i) such undertaking is secured by surety bond or some other appropriate security provided by the recipient, or the Trust or a Series thereof shall be insured against losses arising out of any such advances; or

        (ii) a majority of the Non-interested Trustees acting on the matter (provided that a majority of the Disinterested Trustees acts on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section 4.3, a "Non-interested Trustee" is one who is not (i) an "Interested Person" of the Trust (including anyone who has been exempted from being an "Interested Person" by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.   BUSINESS OR OTHER CONNECTIONS OF INVESTMENT ADVISOR

The business of New York Life Investment Management LLC (successor to MainStay Management LLC), New York Life Insurance Company, GAMCO Investors, Inc. (formerly Gabelli Asset Management Company), John A. Levin & Co., Inc., Dalton, Greiner, Hartman, Maher & Co., MacKay Shields LLC, Markston International, LLC and McMorgan & Company LLC is summarized under "Know with Whom You're Investing" in the Prospectus constituting Part A of this Registration Statement, which summary is incorporated herein by reference.

The business or other connections of each manager and officer of New York Life Investment Management LLC (successor to MainStay Management LLC) is currently listed in the investment adviser registration on Form ADV for New York Life Investment Management LLC (successor to MainStay Management LLC) (File No. 801-54912) and is hereby incorporated herein by reference.

The business or other connections of each manager and officer of MacKay Shields LLC is currently listed in the investment adviser registration on Form ADV for MacKay Shields LLC (File No. 801-5594) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of New York Life Insurance Company is currently listed in the investment adviser registration on Form ADV for New York Life Insurance Company (File No. 801-19525) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of GAMCO Investors, Inc. (formerly Gabelli Asset Management Company) is currently listed in the investment adviser registration on Form ADV for GAMCO Investors, Inc. (formerly Gabelli Asset Management Company) (File No. 801-14132) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of John A. Levin & Co., Inc. is currently listed in the investment adviser registration on Form ADV for John A Levin & Co., Inc. (File No. 801-52602) and is hereby incorporated herein by reference.

The business or other connections of each director and officer of Dalton, Greiner, Hartman, Maher & Co. is currently listed in the investment adviser registration on Form ADV for Dalton, Greiner, Hartman, Maher & Co. (File No. 801-36175) and is hereby incorporated here in by reference.

The business and other connections of each director and officer of Markston International, LLC is currently listed in the investment adviser registration on Form ADV for Markston International, LLC (File No. 801-56141) and is hereby incorporated by reference.

The business and other connections of each director and officer of McMorgan & Company LLC is currently listed in the investment adviser registration on Form ADV for McMorgan & Company LLC (File No. 801-60509) and is hereby incorporated by reference.



ITEM 27.       PRINCIPAL UNDERWRITERS

a. NYLife Distributors Inc. also acts as the principal underwriter for the Eclipse Funds Inc. (formerly MainStay Institutional Funds Inc.) (File No. 33-36962) and for:

              NYLIAC Variable Universal Life Separate Account I

                NYLIAC Multi-Funded Annuity Separate Account I

               NYLIAC Multi-Funded Annuity Separate Account II

                  NYLIAC Variable Annuity Separate Account I

                 NYLIAC Variable Annuity Separate Account II

                 NYLIAC Variable Annuity Separate Account III

               NYLIAC Variable Life Insurance Separate Account

    NYLIAC Corporate Sponsored Variable Universal Life Separate Account I

         NYLIAC Institutionally Owned Life Insurance Separate Account



b.

                            (1)                      (2)                         (3)
                    NAME AND PRINCIPAL    POSITION AND OFFICE WITH      POSITIONS AND OFFICE
                     BUSINESS ADDRESS     NYLIFE DISTRIBUTORS INC.         WITH REGISTRANT
                  ---------------------  -------------------------      -------------------
                  Boyce, Jefferson C.(2)      Director                   Senior Vice President

                  Brady, Robert E. (1)        Director and Vice          None
                                              President

                  Boccio, Frank M.(2)         Director                   None

                  Rock, Robert D.(2)          Director                   None

                  Gallo, Michael G.(2)        Director                   None

                  Hildebrand, Phillip J.(2)   Director                   None

                  Levy, Richard D.            Director                   None

                  Roussin, Stephen C.(1)      Chairman and Director      President, Chief
                                                                         Executive Officer
                                                                         and Trustee

                  Wendlandt, Gary E. (2)      Director                   Trustee

                  Lee, Brian A. (1)           President                  None

                  Derek Burke (1)             Chief Compliance Officer   Compliance Officer

                  Farrell, Patrick J.         Senior Vice President and  Vice President, Treasurer
                                              Chief Financial Officer    and Chief Financial and
                                                                         Accounting Officer


                  Calhoun, Jay S.(2)          Senior Vice President and  None
                                              Treasurer

                  Fishler, Wendy (1)          Senior Vice President      None

                  Moeller, Peter (1)          Senior Vice President      None

                  Warga, Thomas J.(2)         Senior Vice President and  None
                                              General Auditor

                  Livornese, Linda M.(2)      Vice President             None

                  Marsden-Cochran, Mary (1)   Vice President             None

                  Murray, Thomas J.(2)        Corporate Vice President   None

                  Zuccaro, Richard W.(2)      Vice President             Tax Vice President

                  Krystel, David J.(2)        Vice President             None

                  McInerney, Barbara (2)      Senior Vice President      None

                  Adasse, Louis H.(2)         Corporate Vice President   None

                  Harrington, Scott (1)       Corporate Vice President   None

                  Leier, Albert W. (1)        Financial Operations Vice
                                              President                  None

                  Arizmendi, Arphiela(1)      Corporate Vice President   Assistant Treasurer

                  Cirillo, AntoinetteB.(1)    Corporate Vice President   Assistant Treasurer

                  Lorito, Geraldine(1)        Corporate Vice President   Assistant Treasurer

                  Somelofske, Thomas J.(1)    Assistant Vice President   None

                  Gomez, Mark A.(2)           Vice President             None

                  Anselmi, Robert A.(2)       Secretary                  Secretary

                  Shimmel, Kiersten M. (2)    Assistant Secretary        None


----------
(1)    NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054
(2)    51 Madison Avenue, New York, NY 10010

c.     Inapplicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

   Certain accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained at the offices of the Registrant, the Manager and NYLIFE Distributors Inc., NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054, at MacKay Shields LLC, 9 West 57th Street, New York, NY 10019; New York Life Insurance Company, 51 Madison Avenue, New York, NY 10010; GAMCO Investors, Inc., One Corporate Center, Rye, NY 10580; John A. Levin & Co., Inc., One Rockefeller Plaza, 25th Floor, New York, NY 10020; Dalton, Greiner, Hartman, Maher & Co., 1100 Fifth Ave. South, Suite 301, Naples, FL 34102; Markston International, LLC, 50 Main Street, White Plains, NY 10606; and McMorgan & Company LLC, One Bush Street, Suite 800, San Francisco, California 94104. Records relating to the Registrant's transfer agent are maintained by NYLIM Service Company LLC, NYLIM Center, 169 Lackawanna Avenue, Parsippany, NJ 07054. Records relating to the duties of the Registrant's custodian for the Capital Appreciation Fund, Convertible Fund, High Yield Corporate Bond Fund, Government Fund, Money Market Fund, Tax Free Fund, Total Return Fund and Value Fund are maintained by State Street Bank and Trust Company, 1776 Heritage Drive, Quincy, MA 02171; and records relating to Registrant's custodian for the Blue Chip Growth Fund, California Tax Free Fund, Equity Income Fund, Equity Index Fund, Global High Yield Fund, Growth Opportunities Fund, International Bond Fund, International Equity Fund, MAP Equity Fund, New York Tax Free Fund, Research Value Fund, Small Cap Growth Fund, Small Cap Value

Fund, Strategic Income Fund and Strategic Value Fund are maintained by The Bank of New York, 110 Washington Street, New York, NY 10286.

ITEM 29.       MANAGEMENT SERVICES.

Inapplicable.

ITEM 30.       UNDERTAKINGS.

Inapplicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 57 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and the State of New Jersey, on the 18th day of October, 2001.

                               THE MAINSTAY FUNDS

                              By: /s/ Stephen C. Roussin*
                                       ---------------
                                      STEPHEN C. ROUSSIN

                                           President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on October 18, 2001.


            SIGNATURES                              TITLE
      /s/ Richard M. Kernan, Jr.*
      ---------------------------
      RICHARD M. KERNAN, JR.         Chairman and Trustee

      /s/ Stephen C. Roussin*        President, Chief Executive Officer and Trustee
      -----------------------
      STEPHEN C. ROUSSIN


      /s/ Patrick J. Farrell         Vice President, Treasurer and Chief Financial
      ----------------------         and Accounting Officer
      PATRICK J. FARRELL

      /s/ Edward J. Hogan*           Trustee
      --------------------
      EDWARD J. HOGAN

      /s/ Harry G. Hohn*             Trustee
      ------------------
      HARRY G. HOHN

      /s/ Donald K. Ross*            Trustee
      -------------------
      DONALD K. ROSS

      /s/ Charlynn Goins**           Trustee
      --------------------
      CHARLYNN GOINS

      /s/ Terry L. Lierman*          Trustee
      ---------------------
      TERRY L. LIERMAN

      /s/ John B. McGuckian*         Trustee
      ----------------------
      JOHN B. McGUCKIAN

      /s/ Donald E. Nickelson*       Trustee
      ------------------------
      DONALD E. NICKELSON

      /s/ Richard S. Trutanic*       Trustee
      ------------------------
      RICHARD S. TRUTANIC

      /s/ Gary E. Wendlandt*         Trustee
      ----------------------
      GARY E. WENDLANDT

      *By: /s/ Patrick J. Farrell
      ---------------------------
      As Attorney-in-Fact

*   Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 54.

**  Pursuant to Power of Attorney filed with Post-Effective Amendment No. 56.